Registration No. 333-65957
          As filed with the Securities and Exchange Commission on April 11, 2001

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2


                                   ----------

                              LLAC VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (Name of Depositor)
                               175 Berkeley Street
                           Boston, Massachusetts 02117
          (Complete Address of Depositor's Principal Executive Office)
                                Morton E. Spitzer
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               175 Berkeley Street
                           Boston, Massachusetts 02117

                (Name and Complete Address of Agent for Service)


Copies to:
Joan E. Boros, Esq.                       William J. O'Connell, Esq.
Christopher S. Petito, Esq.               Assistant General
Jorden Burt LLP                           Counsel and Assistant Secretary


Liberty Life Assurance Company of Boston
1025 Thomas Jefferson Street, N.W.        175 Berkeley Street
Washington, D.C.  20007-5201              Boston, Massachusetts 02117

Securities being offered - variable portion of modified single payment variable life contracts.

                                   ----------

              It is proposed that this filing will become effective
                             (check appropriate box)

         ___ immediately upon filing pursuant to paragraph (b)
         _X_ on May 1, 2001 pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a) (1)
         ___ on (date) pursuant to paragraph (a) (1)
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Section 24(f) of the Investment Company Act of 1940, Registrant has registered an indefinite amount of its securities under the Securities Act of 1933.
--------------------------------------------------------------------------------

                       CROSS REFERENCE SHEET TO PROSPECTUS

Cross reference sheet pursuant to Rule 404(c) showing location in Prospectus of information required by Items of Form N-8B-2.

Item Number in Form N-8B-2
Caption in Prospectus

                      ORGANIZATION AND GENERAL INFORMATION
                      ------------------------------------

1.  (a) Name of trust..................................................... Cover, Definitions

    (b) Title of each class of securities issued.......................... Cover, Purchase of Contract and Allocation of Payments

2.  Name & address of each depositor...................................... Cover, Liberty Life Assurance
                                                                           Company of Boston

3.  Name & address of custodian........................................... Variable Account

4.  Name & address of principal underwriter............................... Distribution of Contracts

5.  State in which organized.............................................. Variable Account

6.  Date of organization.................................................. Variable Account

9.  Material litigation................................................... Legal Proceedings

          GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST
          ------------------------------------------------------------

General Information Concerning Securities and Rights of Holders
---------------------------------------------------------------

10. (a), (b) Type of Securities........................................... Cover, Purchase of Contract
                                                                           and Allocation of Payments

    (c) Rights of security holders........................................ Cover, Amount Payable on
        re: withdrawal or redemption                                       Surrender of the Contract,
                                                                           Contract Loans, Cancellation

    (d) Rights of security holders........................................ Cover, Cancellation, Amount
        re: conversion, transfer or partial withdrawal                     Payable on Surrender of the
                                                                           Contract, Partial Withdrawals,
                                                                           Allocation of Payments,
                                                                           Transfer of Account Value

    (e) Rights of security holders........................................ Termination re: lapses, default, & reinstatement

    (f) Provisions re: voting rights...................................... Voting Rights

    (g) Notice to security holders........................................ Statements to Contract Owners

    (h) Consent of security holders....................................... Additions, Deletions, and
                                                                           Substitutions of Securities,
                                                                           Allocation of Payments

    (i) Other principal features.......................................... Deductions and Charges,
                                                                           Contract Benefits and Rights,
                                                                           Cash Value

Information Concerning Securities Underlying Trust's Securities
---------------------------------------------------------------

11. Unit of specified securities in which security holders
    have an interest ..................................................... Cover, Portfolios

12. (a)-(d) Name of company, name & address of its custodian.............. Cover, Portfolios

Information Concerning Loads, Fees, Charges & Expenses
------------------------------------------------------

13. (a) With respect to each load, fee, charge & expense.................. Deductions and Charges

    (b) Deductions for sales charges...................................... Withdrawal Charge

    (c) Sales load as percentage of amount invested....................... Withdrawal Charge

    (d)-(g) Other loads, fees & expenses.................................. Deductions and Charges

Information Concerning Operation of Trust
-----------------------------------------

14. Procedure for applications for & issuance of trust's securities....... Application for a Contract,
                                                                           Allocation of Payments,
                                                                           Distribution of Contracts

15. Procedure for receipt of payments from purchases of trust's securities ........................................................... Application for a Contract,
                                                                           Allocation of Payments,
                                                                           Payments, Transfer of Account
                                                                           Value

16. Acquisition and disposition of underlying securities.................. Cover, Portfolios

17. (a) Procedure for withdrawal.......................................... Cover, Amount Payable on
                                                                           Surrender of the Contract,
                                                                           Partial Withdrawals,
                                                                           Cancellation

    (b) Redemption or repurchase.......................................... Cover, Amount Payable on
                                                                           Surrender of the Contract,
                                                                           Partial Withdrawals,
                                                                           Cancellation

    (c) Cancellation or resale............................................ Not Applicable

18. (a) Income of the Trust............................................... Portfolios, Allocation of
                                                                           Payments

19. Procedure for keeping records & furnishing information to              Portfolios, Statements to
    security holders...................................................... Contract Owners

21. (a) & (b) Loans to security holders................................... Contract Loans

23. Bonding arrangements for depositor.................................... Safekeeping of the Variable
                                                                           Account's Assets


24. Other material provisions............................................. General Contract Provisions

            ORGANIZATION, PERSONNEL & AFFILIATED PERSONS OF DEPOSITOR
            ---------------------------------------------------------

Organization & Operations of Depositor
--------------------------------------

25. Form, state & date of organization of depositor............................ Liberty Life Assurance
                                                                                Company of Boston

27. General character of business of depositor................................. Liberty Life Assurance
                                                                                Company of Boston

28. (a) Officials and affiliates of the depositor.............................. Liberty Life Assurance
                                                                                Company of Boston, Officers
                                                                                and Directors of Liberty Life

    (b) Business experience of officers and directors
        of the depositor....................................................... Officers and Directors of
                                                                                Liberty Life
Companies Owning Securities of Depositor
----------------------------------------

29. Each company owning 5% of voting securities of depositor................... Liberty Life Assurance
                                                                                Company of Boston

Controlling Persons
-------------------

30. Control of depositor....................................................... Liberty Life Assurance
                                                                                Company of Boston

                    DISTRIBUTION & REDEMPTIONS OF SECURITIES
                    ----------------------------------------

Distribution of Securities
--------------------------

35. Distribution............................................................... Liberty Life Assurance
                                                                                Company of Boston,
                                                                                Distribution of Contracts

38. (a) General description of method of distribution of securities............ Distribution of Contracts

    (b) Selling agreement between trust or depositor & underwriter............. Distribution of Contracts

    (c) Substance of current agreements........................................ Distribution of Contracts

Principal Underwriter
---------------------

39. (a) & (b) Principal Underwriter............................................ Distribution of Contracts

41. Character of Underwriter's business........................................ Distribution of Contracts

Offering Price or Acquisition Value of Securities of Trust
----------------------------------------------------------

44. Information concerning offering price or acquisition valuation of securities of trust.  (All underlying securities are shares in registered investment companies.).......................................... Portfolios, Account Value

Redemption Valuation of Securities of Trust
-------------------------------------------

46. Information concerning redemption valuation of securities of trust. (All underlying securities are shares in a registered investment company.)...... Portfolios, Account Value

Purchase & Sale of Interests in Underlying Securities
-----------------------------------------------------

47. Maintenance of Position.................................................. Cover, Variable Account,
                                                                              Portfolios, Allocation of
                                                                              Payments

                   INFORMATION CONCERNING TRUSTEE OR CUSTODIAN
                   -------------------------------------------

48. Custodian of trust....................................................... Variable Account

50. Lien on trust assets..................................................... Variable Account

            INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
            ---------------------------------------------------------

51. (a) Name & address of insurer............................................ Cover, Liberty Life Assurance
                                                                              Company of Boston

    (b) Types of Contracts................................................... Cover, Purchase of Contract
                                                                              and Allocation of Payments,
                                                                              Federal Tax Considerations

    (c) Risks insured & excluded............................................. Death Benefit, Optional
                                                                              Insurance Benefits,
                                                                              Misstatement as to Age and
                                                                              Sex, Suicide

    (d) Coverage............................................................. Cover, Purchase of Contract
                                                                              and Allocation of Payments

    (e) Beneficiaries........................................................ Death Benefit, Beneficiary

    (f) Terms of cancellations & reinstatement............................... Termination

    (g) Method of determining amount of premium paid by holder............... Purchase of Contract and
                                                                              Allocation of Payments

                              POLICY OF REGISTRANT
                              --------------------

52. (a) & (c) Selection of Portfolio securities.............................. Additions, Deletions, and
                                                                              Substitutions of Securities

Regulated Investment Company
----------------------------

53. (a) Taxable status of trust.............................................. Taxation of Liberty Life and
                                                                              the Variable Account

                      FINANCIAL AND STATISTICAL INFORMATION
                      -------------------------------------

59. Financial Statements..................................................... Financial Statements

*Items not listed are not applicable to this Registration Statement.

                                  PROSPECTUS


                            Modified Single Payment
                       Variable Life Insurance Contracts
             (Variable Life Insurance Contracts in South Carolina)
                        (Single Life and Survivorship)

                                   issued by

                   Liberty Life Assurance Company of Boston
                            in connection with its
                             LLAC Variable Account
                       175 Berkeley Street, P.O. Box 140
                       Boston, Massachusetts 02117-0140

                                Service Center
                                100 Liberty Way
                          Dover, New Hampshire 03820
                                1-800-400-1377



     This Prospectus describes Modified Single Payment Variable Life Insurance Contracts, known as Variable Life Insurance Contracts in South Carolina, (the "Contracts") offered by Liberty Life Assurance Company of Boston ("we" or "Liberty Life") for prospective insured persons ages 0-85. This Prospectus describes Contracts which provide insurance coverage on the life of one Insured ("Single Life Contracts") and Contracts which provide insurance on the lives of two Insureds ("Survivorship Contracts"). You may pay a significant initial Payment and, subject to certain restrictions, additional Payments. Your initial Payment must equal at least $10,000.


     The Contracts are modified endowment contracts for Federal income tax purposes, except in certain cases as described in "Federal Tax Considerations" beginning on page 42. A loan, distribution or other amount received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the Contract. Any taxable withdrawal will also be subject to an additional ten percent penalty tax, with certain exceptions.

     The Contracts currently offer twenty-eight investment options, each of which is a Sub-Account of LLAC Variable Account of Liberty Life (the "Variable Account"). Each Sub-Account invests exclusively in shares of one of the following Portfolios:

   AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund; AIM V.I. Government Securities Fund; AIM V.I. International Equity Fund; and AIM V.I. New Technology Fund.

   The Dreyfus Corporation: Dreyfus Stock Index Fund--Initial Shares; Dreyfus Variable Investment Fund Appreciation Portfolio--Initial Shares; Dreyfus Socially Responsible Growth Fund, Inc.--Initial Shares; Dreyfus Investment Portfolios Technology Growth Portfolio--Initial Shares; and Dreyfus Investment Portfolios Emerging Leaders Portfolio--Initial Shares.


-------------------------------------------------------------------------------
 The Securities and Exchange Commission Has Not Approved or Disapproved of these Securities or Passed upon the Accuracy or Adequacy of this Prospectus. Any Representation to the Contrary is a Criminal Offense.
-------------------------------------------------------------------------------


                  The Date of this Prospectus is May 1, 2001.

    Franklin Templeton Variable Insurance Products Trust: Franklin Growth and Income Securities Fund--Class 2; Franklin Large Cap Growth Securities Fund--Class 2; Franklin Money Market Fund--Class 2; Franklin Strategic Income Securities Fund--Class 2; and Templeton Growth Securities Fund--
     Class 2.


    Liberty Variable Investment Trust: Colonial Small Cap Value Fund, Variable Series; Colonial High Yield Securities Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; and Liberty All-Star Equity Fund, Variable Series.


    MFS[RegTM] Variable Insurance Trust: MFS Emerging Growth Series; MFS Research Series; MFS Utilities Series; MFS Investors Trust Series (formerly MFS Growth with Income Series); MFS Capital Opportunities Series; and MFS High Income Series.

    SteinRoe Variable Investment Trust: SteinRoe Balanced Fund, Variable Series; SteinRoe Growth Stock Fund, Variable Series; and SteinRoe Money Market Fund, Variable Series.


     Not all of the Sub-Accounts may be available under your Contract. You should contact your representative for further information as to the availability of the Sub-Accounts. We may make other investment options available in the future. You also may allocate all or part of your Payment to our Fixed Account.

     The Contract does not have a guaranteed minimum Account Value. Your Contract's Account Value will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Payment. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Account Value will also reflect Payments, amounts withdrawn, and cost of insurance and any other charges.

     The Contract provides for an Initial Death Benefit as shown on the Contract Information page of your Contract. The Death Benefit payable under your Contract may be greater than the Initial Death Benefit. In certain circumstances, the Death Benefit may increase or decrease based on the investment experience of the Portfolios underlying the Sub-Accounts to which you have allocated your Payment. As long as the Contract remains in force and you make no withdrawals the Death Benefit will never be less than the Initial Death Benefit.

     Under the Single Life Contracts, when the Insured dies, we will pay a Death Benefit to a Beneficiary specified by you. Under the Survivorship Contracts, the Death Benefit is payable upon the second death, as long as the Contract is in force. We will reduce the amount of the Death Benefit payment by any unpaid Indebtedness and any unpaid Contract charges.

     You generally may cancel the Contract by returning it to us within twenty days after you receive it. In some states, however, this right to return period may be longer or shorter as provided by state law. We will refund your Payment or Account Value, as provided by state law.

          In certain states the Contracts may be offered as group contracts with individual ownership represented by Certificates. The discussion of Contracts in this Prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise.

          It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or if you already own a variable life insurance contract.

          The Contracts and the investments in the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank. The Contracts are subject to investment risks, including the possible loss of the principal amount invested. The Contracts are not insured by the FDIC, the Federal Reserve Board, or any other agency.




















                             --------------------


          This Prospectus is valid only if accompanied by the current Prospectuses for the Portfolios listed above. If any of those Prospectuses are missing or outdated, please contact us and we will send you the Prospectus you need.

Please read this Prospectus carefully and retain it for your future reference.


               The Contracts may not be available in all states.

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE CONTRACT IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE CONTRACT IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                               TABLE OF CONTENTS

                                                                      Page
                                                                      ----
DEFINITIONS .......................................................     1
QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT .........................     3
FEES AND EXPENSES .................................................    11
PURCHASE OF CONTRACT AND ALLOCATION OF PAYMENTS ...................    15
  Application for a Contract ......................................    15
  Simplified Underwriting .........................................    15
  Full Underwriting ...............................................    15
  Payments ........................................................    16
  Allocation of Payments ..........................................    16
  Account Value ...................................................    17
  Accumulation Unit Value .........................................    18
  Transfer of Account Value .......................................    18
  Transfers Authorized by Telephone ...............................    19
  Dollar Cost Averaging ...........................................    19
  Asset Rebalancing ...............................................    20
  Asset Allocation Models .........................................    20
THE INVESTMENT AND FIXED ACCOUNT OPTIONS ..........................    21
  Variable Account Investments ....................................    21
   Portfolios .....................................................    21
   Voting Rights ..................................................    26
   Additions, Deletions, and Substitutions of Securities ..........    27
  The Fixed Account ...............................................    27
CONTRACT BENEFITS AND RIGHTS ......................................    28
  Death Benefit ...................................................    28
  Accelerated Death Benefit .......................................    29
  Optional Insurance Benefits .....................................    29
  Contract Loans ..................................................    29
  Amount Payable on Surrender of the Contract .....................    31
  Partial Withdrawals .............................................    31
  Systematic Withdrawals or Loans .................................    32
  Proceeds Options ................................................    32
  Liberty Security Account[RegTM] .................................    33
  Termination and Grace Period ....................................    33
  Maturity Benefit ................................................    34
  Extended Maturity Agreement .....................................    34
  Reinstatement ...................................................    35
  Cancellation ....................................................    35
  Postponement of Payments ........................................    35
DEDUCTIONS AND CHARGES ............................................    35
  Separate Account Expense Charge .................................    35
  Monthly Deduction ...............................................    36
  Cost of Insurance Charge ........................................    36
  Contract Fee ....................................................    37

                                                                            Page
                                                                            ----
  Fixed Account Expense Charge ..........................................    37
  Portfolio Expenses ....................................................    37
  Withdrawal Charge .....................................................    38
  Medical Waiver of Withdrawal Charge ...................................    39
  Withdrawal Fee ........................................................    39
  Transfer Fee ..........................................................    40
  Special Provisions for Group or Sponsored Arrangements ................    40
GENERAL CONTRACT PROVISIONS .............................................    40
  Statements to Contract Owners .........................................    40
  Limit on Right to Contest .............................................    41
  Suicide ...............................................................    41
  Misstatement as to Age and Sex ........................................    41
  Beneficiary ...........................................................    41
  Assignment ............................................................    42
  Creditors' Claims .....................................................    42
  Dividends .............................................................    42
  Notice and Elections ..................................................    42
  Modification ..........................................................    42
  Survivorship Contracts ................................................    42
FEDERAL TAX CONSIDERATIONS ..............................................    42
  Taxation of Liberty Life and the Variable Account .....................    43
  Tax Status of the Contract ............................................    43
  Diversification Requirements ..........................................    44
  Owner Control .........................................................    44
  Tax Treatment of Life Insurance Death Benefit Proceeds ................    45
  Accelerated Death Benefit .............................................    45
  Tax Deferral During Accumulation Period ...............................    45
  Contracts Which Are MECs ..............................................    46
  Characterization of a Contract as a MEC ...............................    46
   Tax Treatment of Withdrawals, Loans, Assignments and Pledges
     under MECs .........................................................    46
   Penalty Tax ..........................................................    46
   Aggregation of Contracts .............................................    46
  Contracts Which Are Not MECs ..........................................    46
   Tax Treatment of Withdrawals Generally ...............................    46
   Certain Distributions Required by the Tax Law in the First 15
     Contract Years .....................................................    47
  Tax Treatment of Loans ................................................    47
  Survivorship Contract .................................................    47
  Treatment of Maturity Benefits and Extension of Maturity Date .........    47
  Actions to Ensure Compliance with the Tax Law .........................    47
  Federal Income Tax Withholding ........................................    48
  Tax Advice ............................................................    48

                                                                 Page
                                                                 ----
DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT .........      49
  Liberty Life Assurance Company of Boston ...................      49
  Officers and Directors of Liberty Life .....................      49
  Financial Information Concerning Liberty Life ..............      51
  Variable Account ...........................................      51
  Safekeeping of the Variable Account's Assets ...............      51
  State Regulation of Liberty Life ...........................      51
DISTRIBUTION OF CONTRACTS ....................................      52
LEGAL PROCEEDINGS ............................................      53
LEGAL MATTERS ................................................      53
REGISTRATION STATEMENT .......................................      53
EXPERTS ......................................................      53
FINANCIAL STATEMENTS .........................................      54
APPENDIX A--Hypothetical Illustrations .......................      A-1

     This Prospectus Does Not Constitute an Offering in any Jurisdiction in which Such Offering May Not Be Lawfully Made. Liberty Life Does Not Authorize any Information or Representations Regarding the Offering Described in this Prospectus other than as Based in this Prospectus.

                                  DEFINITIONS

               Please refer to this list for the meaning of the following terms:

        Account Value--The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

        Accumulation Unit--An accounting unit of measurement which we use to calculate the value of a Sub-Account.

        Age--An Insured's age at his or her last birthday.

        Beneficiary(ies)--The person(s) named by you to receive the Death Benefit under the Contract.

        Cash Value--The Account Value less any applicable Withdrawal Charges.

        Contract Anniversary--The same day and month as the Contract Date for each subsequent year the Contract remains in force.

        Contract Date--The effective date of insurance coverage under your Contract. It is used to determine Contract Anniversaries, Contract Years and the Monthly Date.

        Contract Owner ("You")--The person(s) having the privileges of ownership defined in the Contract. The Contract Owner(s) may or may not be the same person(s) as the Insured(s). If your Contract is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

        Contract Year--Each twelve-month period beginning on the Contract Date and each Contract Anniversary.

        Death Benefit--The amount payable to the Beneficiary under the Contract upon the death of the Insured(s), before payment of any unpaid Indebtedness or Contract charges.

        Delivery Date--If your Contract is issued in the field under simplified underwriting or you pay your initial payment upon receipt of your Contract, the date on which your Contract is personally delivered to you; otherwise five days after we mail your Contract for delivery to you.

        Fixed Account--The portion of the Account Value allocated to our general account.

        Grace Period--A 61-day period during which the Contract will remain in force so as to permit you to pay a sufficient amount to keep the Contract from lapsing.

        Indebtedness--The sum of all unpaid Contract Loans and accrued loan interest.

        Initial Death Benefit--The initial amount of insurance under your Contract, adjusted for any changes in accordance with the terms of your Contract.

        Insured--A person whose life is insured under the Contract.

        Loan Account--An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Indebtedness.

        Maturity Date--For Single Life Contracts, the Contract Anniversary on or after the Insured's 100th birthday. For Survivorship Contracts, the Contract Anniversary on or after the younger Insured's 100th birthday.

        Monthly Date--The same day in each month as the Contract Date. The day of the month on which the Monthly Deduction is taken from your Account Value.

        Monthly Deduction--The amount deducted from the Account Value on each Monthly Date for the cost of insurance charge, the Contract Fee (when due), the Expense Charge on the Fixed Account and the cost of any benefit rider.

        Net Investment Factor--The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

        Payment--An amount paid to us as payment for the Contract by you or on your behalf.

        Portfolio(s)--The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

        SEC--The United States Securities and Exchange Commission.

        Sub-Account--A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

        Sub-Account Value--The value of the assets held in a Sub-Account.

        Surrender Value--The Cash Value less the Contract Fee less any unpaid Indebtedness.

        Tax Code--The Internal Revenue Code of 1986, as amended.

        Valuation Day--Each day the New York Stock Exchange is open for business and we are open.

        Valuation Period--The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Day and ends at the close of the NYSE on the next Valuation Day, or the next day we are open, if later.

        Variable Account--LLAC Variable Account, which is a segregated investment account of Liberty Life.

                   QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT

     These are answers to questions that you may have about some of the most important features of your Contract. The Contract is described more fully in the remainder of this Prospectus. Please read this Prospectus carefully. Unless otherwise indicated, the description of the Contract contained in this Prospectus assumes that the Contract is in force, that there is no Indebtedness, and that current federal tax laws apply.


        1. What is a modified single payment variable life insurance contract?

        The Contract has a Death Benefit, Account Value, and other features similar to life insurance contracts providing fixed benefits. The Contract permits the Contract Owner to pay a single significant initial Payment and, subject to restrictions, additional Payments. It is a "variable" Contract because the Account Value and, in some circumstances, the Death Benefit vary according to the investment performance of the Sub-Accounts to which you have allocated your Payment. The Account Value is not guaranteed. This Contract provides you with the opportunity to take advantage of any increase in your Account Value, but you also bear the risk of any decrease.


        2. Who may purchase a Contract?

        We will issue Contracts on the lives of prospective Insureds age 0-85 who meet our underwriting standards. You may purchase a Contract to provide insurance coverage on the life of one Insured ("Single Life Contract") or a Contract to provide insurance coverage in the lives of two Insureds ("Survivorship Contract").


        3. What is the Death Benefit?

        Under a Single Life Contract, while the Contract is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. Under a Survivorship Contract, we will pay the Death Benefit to the Beneficiary upon the death of the second Insured. The Death Benefit is equal to the greater of your Contract's Initial Death Benefit and the Account Value multiplied by a specified percentage. Decreases in the Account Value of an in force Contract will never cause the Death Benefit to be less than the Initial Death Benefit. Before we pay the Death Benefit to the Beneficiary, however, we will subtract an amount sufficient to repay any outstanding Indebtedness and to pay any due and unpaid charges. In addition, if you withdraw part of your Account Value, we will reduce the Initial Death Benefit as described in this Prospectus on page 28.


        4. How will the Account Value of my Contract be determined?

        Your Payments are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Account Value is the sum of the values of your interests in the Sub-Accounts, plus the values in the Fixed Account and the Loan Account. Your Account Value will depend on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account and the Loan Account, as well as the Payments paid, partial withdrawals, and charges assessed. We do not guarantee a minimum Account Value on the portion of your Payments allocated to the Variable Account.


        5. What are the Payments for this Contract?


        Your initial Payment must equal at least $10,000. If you choose, you may make additional Payments of at least $1,000 each ($10,000 for Contracts issued in New York), subject to the restrictions described in this Prospectus. We may require you to provide evidence of insurability if an increase in the Death Benefit would result from an additional Payment. We will refuse to accept any additional Payment that would cause the Contract to lose its status as a life insurance contract under the Tax Code.



        6. When is the Contract effective?

        Simplified underwriting. If your application is approved through simplified underwriting, your Contract will be effective and your life insurance coverage under the Contract will begin on the date that your application and initial payment are taken.

        Full underwriting. If your application requires full underwriting and we approve your application, your Contract will be effective as of the date that we receive your initial Payment. If you submit your initial Payment with your application, the effective date of your Contract will be the date of your application, which will be designated your Contract's Contract Date. Otherwise, when we deliver your Contract we will require you to pay sufficient Payment to place your insurance in force. At that time, we also will provide you with a document showing your Contract's effective date, which will be designated as the Contract Date. While your application is in underwriting, if you have paid your initial Payment we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

        If we approve your application, you will earn interest on your Payment from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We will temporarily allocate your initial Payment to our Fixed Account until we allocate it to the Sub-Accounts in accordance with the procedures described in the Answer to Question 7.

        If we reject your application, we will not issue you a Contract. We will return any Payment you have made, adding interest as and at the rate required in your state. We will not subtract any contract charges from the amount we refund to you.

        7. How are my Payments allocated?

        When you apply for the Contract, you specify in your application how to allocate your Payment among the Sub-Accounts and the Fixed Account. You must use whole number percentages and the total allocations must equal 100%. We allocate any subsequent Payment in those percentages until you give us new written instructions. You may allocate your Payment to up to ten Sub-Accounts and the Fixed Account. You must allocate at least five percent of your Payment to each option that you choose. In the future, we may change these limits.

        Initially, we will temporarily allocate your initial Payment to the Fixed Account as of the Contract Date. We generally will then reallocate that amount (including any interest) among the Sub-Accounts and the Fixed Account in accordance with your instructions, on the twenty-fifth day after the Delivery Date. This period may be longer or shorter, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. As a general rule, any subsequent Payment will be allocated to the Sub-Accounts and the Fixed Accounts as of the date your Payment is received in our Service Center.

        You may transfer Account Value among the Sub-Accounts and the Fixed Account while the Contract is in force, by writing to us or calling us at 1-800-400-1377. We currently are not charging a transfer fee on all transfers. Under the Contract, however, we may charge a fee of $25 per transfer on each transfer, including Dollar Cost Averaging and Asset Rebalancing transfers. We may change the number of free transfers at any time, subject to the limits described in "Transfer Fee" on page 40, but the transfer fee will never exceed $25 per transfer. While you may also transfer amounts from the Fixed Account, certain restrictions apply. For more detail, see "Transfer of Account Value" on page 18 and "Transfers Authorized by Telephone", on page 19.

        You may also use our automatic Dollar Cost Averaging program or our Asset Rebalancing program. Under the Dollar Cost Averaging program, each month amounts are automatically transferred to the Sub-Accounts at regular intervals from the account of your choice. For more detail, see "Dollar Cost Averaging", on page 19.

        Under the Asset Rebalancing program, you periodically can readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Investment results will shift the balance of your Account Value allocations. If you elect Asset Rebalancing, we periodically transfer your Account Value back to the specified percentages at the frequency that you specify. For more detail, see "Asset Rebalancing", on page 20.

        8. What are my investment choices under the Contract?

        You can allocate and reallocate your Account Value among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Variable Account currently invests in the following
        Portfolios:

          AIM Variable Insurance Funds
              AIM V.I. Capital Appreciation Fund
              AIM V.I. Government Securities Fund

              AIM V.I. International Equity Fund
              AIM V.I. New Technology Fund

          The Dreyfus Corporation
              Dreyfus Stock Index Fund--Initial Shares
              Dreyfus Variable Investment Fund Appreciation
               Portfolio--Initial Shares
              Dreyfus Socially Responsible Growth Fund, Inc.--Initial Shares Dreyfus Investment Portfolios Technology Growth
               Portfolio--Initial Shares
              Dreyfus Investment Portfolios Emerging Leaders
               Portfolio--Initial Shares

          Franklin Templeton Variable Insurance Products Trust
              Franklin Growth and Income Securities Fund--Class 2 Franklin Large Cap Growth Securities Fund--Class 2 Franklin Money Market Fund--Class 2
              Franklin Strategic Income Securities Fund--Class 2 Templeton Growth Securities Fund--Class 2


          Liberty Variable Investment Trust
              Colonial Small Cap Value Fund, Variable Series Colonial High Yield Securities Fund, Variable Series Colonial Strategic Income Fund, Variable Series Colonial U.S. Growth & Income Fund, Variable Series Liberty All-Star Equity Fund, Variable Series

          MFS[RegTM] Variable Insurance Trust
              MFS Emerging Growth Series
              MFS Research Series
              MFS Utilities Series

              MFS Investors Trust Series
              MFS Capital Opportunities Series
              MFS High Income Series

          SteinRoe Variable Investment Trust
              SteinRoe Balanced Fund, Variable Series
              SteinRoe Growth Stock Fund, Variable Series
              SteinRoe Money Market Fund, Variable Series

        Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies, which are described in the accompanying Prospectuses for the Portfolios.

        In addition, the Fixed Account is available.


        9. May I take out a Contract Loan?

        Yes, you may borrow money from us using your Contract as security for the loan. You may borrow up to 90% of the Cash Value of your Contract. In most instances Contract Loans are treated as distributions for Federal tax purposes. Therefore, you may incur tax liabilities if you borrow a Contract Loan. For more detail, see "Contract Loans", on pages 29-31, and "Contracts Which Are MECs", on page 46.


        10. What are the charges deducted from my Account Value?

        On each Valuation Day we deduct the Separate Account Expense Charge from the Sub-Accounts to compensate Liberty Life for its expenses incurred and certain risks assumed under the Contracts. The Separate Account Expense Charge is calculated at an annual rate equivalent to 1.65% of average daily net assets.

        We also deduct a monthly deduction from your Account Value for the cost of insurance charge, the Contract Fee (when due), the Fixed Account Expense Charge, and the cost of any benefit rider. The cost of insurance charge covers our anticipated mortality costs. The Contract Fee covers certain administrative expenses in connection with the Contracts. The Fixed Account Expense Charge is intended to cover state premium taxes and administration expenses. The Fixed Account Expense Charge equals 0.04% of the Account Value in the Fixed Account on each Monthly Date, which is equivalent to an annual rate of 0.48% of the average monthly Account Value in the Fixed Account.

        We subtract the Fixed Account Expense Charge from your Fixed Account balance. We allocate the remainder of the monthly deduction pro rata among your Account Value in the Sub-Accounts and the Fixed Account.

        We currently waive the transfer fee on all transfers. Under the Contract, however, we may charge a fee of $25 per transfer on each transfer, including Asset Rebalancing and Dollar Cost Averaging transfers. We may change the numbers of free transfers at any time, subject to the limits described in "Transfer Fee" on page 40, but the transfer fee will never exceed $25.

        We impose a Withdrawal Charge to cover a portion of our premium tax expenses and a portion of the sales expenses we incur in distributing the Contracts. These sales expenses include agents' commissions, advertising, and the printing of Prospectuses. The Withdrawal Charge is described in the answer to Question 11 below and in "Withdrawal Charge", on pages 38-39. We also impose a withdrawal fee of up to $25 on each partial withdrawal after the first in each Contract Year. The withdrawal fee is used to cover our administrative expenses in processing your partial withdrawal request.

        The charges assessed under the Contract are summarized in the table entitled "Contract Charges and Deductions" on pages 11-12 and described in more detail in "Deductions and Charges", beginning on page 35.

        In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fee and other expenses. The Prospectuses for the Portfolios describe their respective charges and expenses in more detail. We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios.


        11. Do I have access to the value of my Contract?

        While the Contract is in force, you may surrender your Contract for the Surrender Value, which is the Cash Value less any Indebtedness, the Contract Fee, and unpaid charges. Upon surrender, life insurance coverage under the Contract will end. You may also withdraw part of your Account Value through a partial withdrawal. You may not withdraw less than $250 at one time. Currently, if the Account Value after any partial withdrawal would be less than $10,000, we may treat your request as a request to surrender your Contract. We may waive or change this limit. We do not permit any partial withdrawals during the first Contract Year. For more detail, see "Amount Payable on Surrender of the Contract" and "Partial Withdrawals", on pages 31-32.

        We may deduct a Withdrawal Charge and/or withdrawal fee on a surrender or a partial withdrawal.

        Withdrawal Charge. If you surrender your Contract, the Withdrawal Charge will equal a percentage of your initial Payment net of all previous withdrawal amounts on which you paid a Withdrawal Charge. If you make a partial withdrawal from your Contract, the Withdrawal Charge will equal a percentage of the amount withdrawn until your total partial withdrawals on which you paid a Withdrawal Charge equals your initial Payment. After that limit is reached, partial withdrawals are not subject to the Withdrawal Charge. The Withdrawal Charge is intended to cover our actual premium tax expenses and sales expenses.

        The rate used to determine the Withdrawal Charge depends on the year the withdrawal is made. The Withdrawal Charge declines to zero percent after the seventh Contract Year. The Withdrawal Charge is assessed at the following rates for Contracts issued in all jurisdictions except
        Maryland:



 Contract     Withdrawal     Contract     Withdrawal
   Year         Charge         Year         Charge
----------   ------------   ----------   -----------
     1            9.75%          5           7.25%
     2            9.50%          6           5.00%
     3            9.25%          7           4.75%
     4            7.50%          8+             0%

        For Contracts issued in Maryland, see "Withdrawal Charge" on pages
        38-39.

        We will waive the Withdrawal Charge on the portion of a withdrawal equal to the greater of:

           Ten percent of the Account Value, less any prior free partial withdrawals and preferred loans since the most recent Contract Anniversary; or earnings not previously withdrawn.

        We also will waive the Withdrawal Charge for qualified medical stays.

        Withdrawal fee. We may charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The withdrawal fee will equal the lesser of $25 or two percent of the amount withdrawn. The withdrawal fee does not apply to full surrenders. The withdrawal fee is intended to compensate us for our administrative costs in processing your partial withdrawal request.

        For more detail, see "Withdrawal Charge", on pages 38-39.


        12. What are the tax consequences of buying this Contract?

        Your Contract is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Payments you pay under the Contract to ensure that your Contract continues to meet that definition.

        In most circumstances, your Contract will be considered a "modified endowment contract", which is a form of life insurance contract under the Tax Code. Special rules govern the tax treatment of modified endowment contracts. Under current tax law, death benefit payments under modified endowment contracts, like death benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and Contract Loans, however, are treated differently. Amounts withdrawn and Contract Loans are treated first as income, to the extent of any gain, and then as a return of Payment. The income portion of the distribution is includable in your taxable income. Also, an additional ten percent penalty tax is generally imposed on the taxable portion of amounts received before age 59-1/2. For more information on the tax treatment of the Contract, see "Federal Tax Considerations", beginning on page 42, and consult your tax adviser.

        13. Can I return this Contract after it has been delivered?

        In many states, you may cancel your Contract by returning it to us within twenty days after you receive it. In some states, however, this right to return period may be longer or shorter, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your Payment. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances.


        14. When does coverage under the Contract end?


        Your Contract has a Guaranteed Death Benefit (called Guaranteed Coverage in Maryland). Under this provision, if you do not have any outstanding Indebtedness, your Contract will never lapse. Your Contract will remain in force until payment of the Death Benefit or the Maturity Date, unless you voluntarily surrender your Contract at an earlier date. For Contracts issued in Florida, New York and Texas, the Guaranteed Death Benefit is only in effect for a specified period of time set out in the Contract. After the end of that period, your Contract could lapse if the Surrender Value is not large enough to cover the full Monthly Deduction and the necessary amount is not paid before the end of the Grace Period. For more detail, see "Termination and Grace Period" on page 33.

        If you have outstanding Indebtedness, the Contract will enter a 61-day Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction. The Contract will terminate at the end of the Grace Period, unless you pay an amount sufficient to keep the Contract in force. The Contract also will terminate on the Maturity Date, unless you enter into an Extended Maturity Agreement. The terms of the Guaranteed Death Benefit may vary in some states, see your contract for a complete explanation of this provision.



        15. Can I get an illustration to help me understand how Contract values change with investment experience?

        At your request we will furnish you with a free, personalized illustration of Account Values, Surrender Values and Death Benefits. The illustration will be personalized to reflect the proposed Insureds' age, sex, underwriting classification, proposed initial Payment, and any available riders requested. The illustrated Account Values, Surrender Values and Death Benefits will be based on certain hypothetical assumed rates of return for the Variable Account. Your actual investment experience probably will differ, and as a result the actual values under the Contract at any time may be higher or lower than those illustrated. The personalized illustrations will follow the methodology and format of the hypothetical illustrations in Appendix A of this Prospectus.

                               FEES AND EXPENSES

     The following tables are designed to help you understand the fees and expenses that you bear, directly or indirectly, as a Contract Owner. The first table describes the Contract charges and deductions you directly bear under the Contract. The second table describes the fees and expenses of the Portfolios that you bear indirectly when you purchase a Contract. (See "Deductions and Charges", beginning on page 35.)


                        Contract Charges and Deductions

Charges Deducted from Account Value

Monthly Cost of Insurance Charge:



                     Current                                         Guaranteed
------------------------------------------------   ----------------------------------------------
  The lower of: (i) the product of the current     Ranges from $.01 per $1,000 of net amount
  asset-based cost of insurance charge times       at risk to $82.50 per $1,000 of net amount at
  the Account Value on the Monthly Date;(1)        risk(2)
  and (ii) the product of the applicable
  guaranteed cost of insurance rate times the
  net amount at risk.(2) The current asset-
  based rate for Single Life Contracts for the
  Standard (NT)(3) rate class is 0.45% annually
  of Account Value. The current asset-based
  rate for Survivorship Contracts where both
  Insureds are in the Standard (NT) rate class
  is 0.15% annually of Account Value.
Contract Fee:                                      $30.00 per year, deducted annually(4)
Monthly Fixed Account                              0.48% annually of the average monthly
 Expense Charge:                                   Account Value in the Fixed Account
                                                   (0.04% per month)(5)
Transaction Charges
 Transfer Fee:                                     $25 per transfer(6)
 Partial Withdrawal Fee:                           The lesser of $25 or 2% of the amount
                                                   withdrawn
Deferred Sales Charge
 Maximum Withdrawal Charge:                        9.75% of the initial Payment(7)
Charges Deducted from the Sub-Accounts
Annual Variable Account Charges:
 Expense Charge:                                   1.65% of daily net assets in the Variable
                                                   Account(8)
 Federal Income Tax Charge:                        Currently none.(9)

(1) The asset-based cost of insurance rate differs depending on Contract type, rating class, and history of tobacco use of the Insured(s). The asset-based rates that we set will reflect our expectations as to mortality experience under the Contracts and other relevant factors, such that the aggregate actual cost of insurance charges paid under the Contracts will compensate us for our aggregate mortality risks under the Contracts. In our discretion, we may change the asset-based rate used in the current cost of insurance formula. Even if we change the asset-based rate, however, you will never be charged more than the amount determined using the guaranteed cost of insurance tables in your Contract. For further explanation, see "Deductions and Charges--Monthly Deduction--Cost of Insurance Charge," on pages 35-36.

(2) The guaranteed cost of insurance charges are based on attained age, sex, rating class, and history of tobacco use of the Insured. The net amount at risk is the difference between the Death Benefit divided by 1.0028709 and the Account Value. See "Deductions and Charges--Monthly Deduction--Cost of Insurance Charge," on pages 35-36.

(3) The Standard (NT) rate class is our best rate class for Insureds who have not used tobacco of any kind within the past twenty-four months.

(4) The Contract Fee is deducted annually on the Contract Anniversary. If you surrender your Contract during a Contract Year, we will deduct the Contract Fee from your surrender proceeds. We currently waive the Contract Fee on Contracts with an Account Value of at least $50,000.

(5) Deducted monthly in an amount equal to 1/12 of the annual rate shown, multiplied by the Account Value in the Fixed Account on the relevant Monthly Date.

(6) We currently waive the Transfer Fee on all transfers. We reserve the right in the future to charge the Transfer Fee on all transfers as described above. See "Transfer Fee" on page 40.

(7) This charge applies only upon withdrawals of the initial Payment. It does not apply to withdrawals of any additional Payments paid under a Contract. The Withdrawal Charge declines to zero percent after the seventh Contract Year. It is imposed to cover a portion of our premium tax expenses and a portion of the sales expense incurred by us in distributing the Contracts. In any Contract Year, we will not charge any Withdrawal Charge on that portion of your withdrawals equal to the greater of: (a) ten percent of the Account Value, less any prior free partial withdrawals and preferred loans since the most recent Contract Anniversary; or (b) earnings not previously withdrawn. "Earnings", for this purpose, is defined on page 39. See "Deductions and Charges--Withdrawal Charge," pages 38-39.

(8) Deducted each Valuation Period in an amount equal to 1/365 of the annual rate shown, multiplied by the Account Value in the Variable Account on the relevant Valuation Day, multiplied by the number of days in the relevant Valuation Period.

(9) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future. See "Deductions and Charges--Separate Account Expense Charge", page 35.

                             Portfolio Expenses(1)
                    (As a percentage of average net assets)





                                                                                      Total Fund       Total Fund
                                                        Management                       Other           Annual
                      Portfolio                            Fees        12b-1 Fees      Expenses         Expenses
----------------------------------------------------   ------------   ------------   ------------   ---------------
AIM V.I. Capital Appreciation Fund .................        0.61%          0.00%          0.21%       0.82%
AIM V.I. Government Securities Fund ................        0.50%          0.00%          0.47%       0.97%
AIM V.I. International Equity Fund .................        0.73%          0.00%          0.29%       1.02%
AIM V.I. New Technology Fund .......................        1.00%          0.00%          0.31%       1.31%
Dreyfus Stock Index Fund--Initial Shares ...........        0.25%          0.00%          0.01%       0.26%(2)
Dreyfus VIF Appreciation Portfolio--
 Initial Shares ....................................        0.75%          0.00%          0.03%       0.78%(2)
Dreyfus Socially Responsible Growth Fund,
 Inc--Initial Shares ...............................        0.75%          0.00%          0.03%       0.78%(2)
Dreyfus IP Technology Growth Portfolio--
 Initial Shares ....................................        0.75%          0.00%          0.09%       0.84%(2)
Dreyfus IP Emerging ................................
Leaders Portfolio--Initial Shares ..................        0.90%          0.00%          1.30%       2.20%(2)
Franklin Growth and Income Securities Fund .........        0.48%          0.25%          0.02%       0.75%(3)
Franklin Large Cap Growth Securities Fund ..........        0.75%          0.25%          0.03%       1.03%(3)
Franklin Money Market Fund .........................        0.53%          0.25%          0.02%       0.80%(3)
Franklin Strategic Income Securities Fund ..........        0.43%          0.25%          0.61%       1.29%(3)
Templeton Growth Securities Fund. ..................        0.81%          0.25%          0.06%       1.12%(3)
Colonial Small Cap Value ...........................        0.80%          0.00%          1.09%       1.89%(4)
Colonial High Yield Securities .....................        0.60%          0.00%          0.34%       0.94%
Colonial Strategic Income ..........................        0.65%          0.00%          0.11%       0.76%
Colonial U.S. Growth & Income ......................        0.80%          0.00%          0.08%       0.88%
Liberty All-Star Equity ............................        0.80%          0.00%          0.20%       1.00%
MFS Emerging Growth Series .........................        0.75%          0.00%          0.10%       0.85%(5)
MFS Research Series ................................        0.75%          0.00%          0.10%       0.85%(5)
MFS Utilities Series ...............................        0.75%          0.00%          0.16%       0.91%(5)
MFS Investors Trust Series .........................        0.75%          0.00%          0.12%       0.87%(5)
MFS Capital Opportunities Series ...................        0.75%          0.00%          0.16%       0.91%(5)
MFS High Income Series .............................        0.75%          0.00%          0.24%       0.99%(5)
Stein Roe Balanced .................................        0.60%          0.00%          0.04%       0.64%
Stein Roe Growth Stock .............................        0.65%          0.00%          0.03%       0.68%
Stein Roe Money Market .............................        0.50%          0.00%          0.06%       0.56%



(1) All Trust and Portfolio expenses are based on 2000 expenses. Actual Expenses in future years may be higher or lower than the figures given above. The expenses of the Dreyfus IP Emerging Leaders Portfolio, Franklin Strategic Income Securities Fund, Colonial Small Cap Value Fund, MFS Capital Opportunities Series, and MFS High Income Series, as shown in the table above, do not reflect the agreement of each Portfolio's adviser to reimburse expenses above the limits shown in notes(2),(3),(4), and (5) respectively.

(2) The expenses shown are for the Initial Share Class for the fiscal year ended December 31, 2000. They do not reflect the adviser's waiver of fees and/or reimbursement of expenses for such fiscal year. After such reimbursements, the management fee, 12b-1 fees, other expenses and total portfolio annual expenses for the Emerging Leaders Portfolio were, as a percentage of average daily net assets: 0.90%, 0.00%, 0.60% and 1.50%, respectively. The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of this portfolio so that the expenses of this portfolio (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.50%. Dreyfus did not waive fees or reimburse expenses for the other Dreyfus portfolios in the fiscal year ended December 31, 2000.

(3) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. For the Franklin Growth and Income Security fund, the Franklin Large Cap Growth Securities Fund, the Franklin Money Market Fund, and the Templeton Growth Securities Fund, the fund administration fee is paid indirectly through the management fee. For the Franklin Templeton Strategic Income Fund, the manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 1.00% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. The manager has also agreed in advance to make an estimated reduction of 0.05% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the Securities and Exchange Commission. After such waivers, the management fee, 12b-1 fees, other expenses and total portfolio annual expenses for the Franklin Templeton Strategic Income Fund were, as a percentage of average daily net assets: 0.34%, 0.25%, 0.41% and 1.00%, respectively.

(4) Liberty Advisory Services Corp. has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage and extraordinary expenses, in excess of 1.10% of the average annual net assets of the Colonial Small Cap Value Fund, Variable Series. After such reimbursements, each such Portfolio's Management Fees, Other Expenses, and Total Expenses would have been as follows: 0.80%, 0.30%, and 1.10% for Colonial Small Cap Value Fund, Variable Series.

(5) Massachusetts Financial Services Company ("MFS") has an expense offset arrangement which reduces each series' custodian's fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account those expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Annual Expenses" would be lower for each series and would equal:
     0.84% for MFS Emerging Growth; 0.84% for MFS Research; 0.90% for MFS Utilities; 0.90% for MFS Capital Opportunities; 0.98% for MFS High Income; and 0.86% for MFS Investors Trust. MFS has contractually agreed, subject to reimbursement, to bear expenses for the following series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series; and 0.15% for High Income Series. Reflecting these reimbursements, the "Total Annual Expenses" were 0.90% for Capital Opportunities and 0.90% for High Income. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.



                PURCHASE OF CONTRACT AND ALLOCATION OF PAYMENTS

     Application for a Contract. You may apply to purchase a Contract by submitting a written application to us through one of our authorized agents. We will not issue Contracts to insure people who are older than age 85. Before we issue a Contract, we will require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Contract to you, we will return your Payment to you. We reserve the right to change the terms or conditions of your Contract to comply with differences in applicable state law. Variations from the information appearing in this Prospectus due to individual state requirements are described in supplements which are attached to this Prospectus or in endorsements to the Contract, as appropriate.

     In general, we will deliver your Contract when (1) we have received your initial Payment and (2) we have determined that your application meets our underwriting requirements. The Contract Date will be the effective date of insurance coverage under your Contract. We use the Contract Date to determine Contract Anniversaries, Contract Years, and Monthly Dates.

     We will not accept your initial Payment with your application if the requested Initial Death Benefit of your Contract exceeds our then-current limit. In other cases, you may choose to pay the initial Payment with your application. If you did not submit your initial Payment with your application, when we deliver your Contract we will require you to pay sufficient Payment to place your insurance in force.

     Simplified underwriting. Under our current underwriting rules, which we may change when and as we decide, proposed Insureds are eligible for simplified underwriting without a medical examination, if the application responses and initial payment meet our simplified underwriting standards. Simplified underwriting is not available if the initial Payment exceeds the limits set in our simplified underwriting standards.

     Simplified underwriting also is not available if the Insured would be more than 80 years old on the Contract Date. For Survivorship Contracts, both Insureds must meet our simplified underwriting requirements. Simplified underwriting limits may vary by state.

     If your application is approved through simplified underwriting, your Contract will be effective and your life insurance coverage under the Contract will begin on the date of your application. Your Contract Date will be the date your application and initial payment are taken.

     Full underwriting. If your application requires full underwriting and we approve your application, your Contract will be effective as of the date that we receive your initial Payment. If you submit your initial Payment with your application, the effective date of your Contract will be the date of your application, which will be designated your Contract's Contract Date. Otherwise, when we deliver your Contract we will require you to pay sufficient Payment to place your insurance in force. At that time, we also will provide you with a document showing your Contract's effective date, which will be designated as the Contract Date. While your application is in underwriting, if you have paid your initial Payment we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

     If we approve your application, you will earn interest on your Payment from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We will temporarily allocate your initial Payment to our Fixed Account until we allocate it to the Sub-Accounts and the Fixed Account in accordance with the procedures described in "Allocation of Payments" below.

     If we reject your application, we will not issue you a Contract. We will return any Payment you have made, adding interest as and at the rate required in your state. We will not subtract any contract charges from the amount we refund to you.

     Payments. You must pay an initial Payment to purchase a Contract. The initial Payment purchases a Death Benefit initially equal to your Contract's Initial Death Benefit. The minimum initial Payment is $10,000. We may waive or change this minimum. If you choose, you may pay additional Payments, subject to the conditions described below.

     You may pay additional Payments at any time and in any amount necessary to avoid termination of your Contract. You may also pay additional Payments subject to the following conditions:


     (1) each additional Payment must be at least $1,000 ($10,000 for Contracts issued in New York); and


     (2) the Payment will not disqualify your Contract as a life insurance contract under the Tax Code.

     We intend to require satisfactory evidence of insurability as a condition for accepting any Payment that would result in an increase in the Death Benefit. Any such increase will take effect on the first Monthly Date after we approve the increase. In the future, we may waive this requirement.

     Allocation of Payments. Initially, we will temporarily allocate your initial Payment to the Fixed Account as of the Contract Date. We generally will then reallocate that amount (including any interest) among the Sub-Accounts and the Fixed Account in accordance with your instructions, on the twenty-fifth day after the Delivery Date. This period may be longer or shorter, depending on the length of the right of return period in your state, as it will always equal five days plus the number of days in the right to return period in your state.

     You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your subsequent Payments in those percentages, until you give us new allocation instructions.

     You initially may allocate your Account Value to up to ten Sub-Accounts and the Fixed Account. Moreover, you may not allocate less than five percent of your Account Value to any one option. You subsequently may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions without regard to this limit. Your allocation to the Fixed Account, if any, does not count against this limit. In the future we may change these limits.

     We generally will allocate your additional Payments to the Sub-Accounts and the Fixed Account as of the date your Payment is received in our Service Center. If an additional Payment requires underwriting, however, we may delay allocation until the next Monthly Date after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Payment. If you have any outstanding Indebtedness, we will apply your additional payment to your outstanding loan balance until it is fully repaid, unless you instruct us otherwise in writing.

     We will make all valuations in connection with the Contract, other than the initial Payment and other Payments requiring underwriting, on the date a Payment is received or your request for other action is received at our Service Center, if that date is a Valuation Day. Otherwise we will make that determination on the next succeeding day which is a Valuation Day.

     Account Value. Your Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account balance, plus your Loan Account balance. Your Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Payments, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Account Value.

     On the Contract Date, your Account Value will equal the initial Payment less the Monthly Deduction for the first Contract Month.

     On each Valuation Day, the value of your interest in a particular Sub-Account will equal:

     (1) The total value of your Accumulation Units in the Sub-Account; plus

     (2) Any Payment received from you and allocated to the Sub-Account during the current Valuation Period; plus

     (3) Any Account Value transferred to the Sub-Account during the current Valuation Period; minus

     (4) Any Account Value transferred from the Sub-Account during the current Valuation Period; minus

     (5) Any amounts withdrawn by you (plus the applicable Withdrawal Charge and withdrawal fee) from the Sub-Account during the current Valuation Period; minus

     (6) The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Contract Month following the Monthly Date.

     On each Valuation Day, your Fixed Account balance will equal:

     (1) The Fixed Account balance on the previous Valuation Day; plus

     (2) Any Payment allocated to it; plus

     (3) Any Account Value transferred to it from the Sub-Accounts or the Loan Account; plus

     (4) Interest credited to it; minus

     (5) Any Account Value transferred out of it; minus

     (6) Any amounts withdrawn by you (plus the applicable Withdrawal Charge); minus

     (7) The portion of any Monthly Deduction allocated to the Fixed Account.

     All values under the Contract equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Accumulation Unit Value. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Day. A Sub-Account's Accumulation Unit Value for a particular Valuation Day will equal the Sub-Account's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is: (1) divided by (2) minus (3), where: (1) is the sum of (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period and (b) the per share amount of any dividend or capital gains distribution by that Portfolio, if the ex-dividend date occurs in that Valuation Period; (2) is the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period; and (3) is an amount equal to the Expense Charge imposed during the Valuation Period.

     You should refer to the Prospectuses for the Portfolios which accompany this Prospectus for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Account Value.

     Transfer of Account Value. While the Contract is in force before the Maturity Date, you may transfer Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. You may not request a transfer of less than $250 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $500 would remain in a Sub-Account after a transfer, we may require you to transfer the entire balance of the Sub-Account. We reserve the right to change these minimums.

     We currently are waiving the transfer fee on all transfers, including Dollar Cost Averaging and Asset Rebalancing transfers. Under the Contract, however, we may charge a maximum transfer fee of $25 on each transfer. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers to 12 or less per Contract Year, we will notify you of any reduction in the number of free transfers at least 90 days in advance of the effective date of the change, and the change will not be effective until your next Contract Anniversary.

     We currently do not limit the number of Sub-Accounts to which you may allocate your Account Value, other than in your initial allocation. We may impose a limit in the future.

     As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. Otherwise, we will make the transfer on the first subsequent day on which we and the NYSE are open. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

     You may make transfers from the Fixed Account to the Sub-Accounts only during the 60 days after each Contract Anniversary. You must submit your request no later than the end of this 60-day period. In addition, in each Contract Year, the largest amount that you may transfer out of the Fixed Account is the greater of: (a) the amount transferred in the prior Contract

Year; (b) twenty percent of the current Fixed Account balance; or (c) the entire balance if it is not more than $250. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.


     We will not charge a transfer fee on a transfer of all of the Account Value in the Sub-Accounts to the Fixed Account.

     Transfers Authorized by Telephone. You may make transfers by telephone, unless you advise us in writing not to accept telephonic transfer instructions. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Timely requests will be processed on that day at that day's price.

     We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

     Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Contract is in force you may authorize us to transfer a fixed dollar amount at fixed intervals to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. The transfers will continue until you instruct us to stop, or until your chosen source of transfer payments is exhausted. If you are dollar cost averaging from the Fixed Account and instruct us to stop, you will have 60 days to transfer any or all of your Fixed Account balance from the Fixed Account to the Sub-Accounts. After that time, you can not transfer from the Fixed Account until your next Contract Anniversary. For more detail on transfer restrictions from the Fixed Account, see "Transfer of Account Value" on pages 18-19. We currently are waiving the contractual transfer fee on all transfers, including Dollar Cost Averaging transfers. If we limit the number of free transfers, however, transfers under the Dollar Cost Averaging program will count toward that limit. See "Transfer Fee" on page 40.

     Your request to participate in this program will be effective when we receive your completed application at our Service Center at the address given on the first page of this Prospectus. Call or write us for a copy of the application and additional information concerning the program. We may change, terminate, limit or suspend Dollar Cost Averaging at any time.

     The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program; nor will it prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with Dollar Cost Averaging. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Dollar Cost Averaging is being used. You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.

     Asset Rebalancing. Asset Rebalancing allows you to readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Account Value, including new Payments (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You may not include your Fixed Account balance in an Asset Rebalancing program. We currently are waiving the contractual transfer fee on all transfers, including Asset Rebalancing transfers. If we limit the number of free transfers, however, transfers under an Asset Rebalancing program will count toward that limit. See "Transfer Fee" at page 40.

     You may request Asset Rebalancing when you apply for your Contract or by submitting a completed written request to us at our Service Center. Please call or write us for a copy of the request form and additional information concerning Asset Rebalancing.

     Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time. You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.

     Asset Allocation Models. Standard & Poor's Inc. ("S&P") has developed several asset allocation models for use with the Contract. The purpose of these models is to provide generalized guidance on how to allocate Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances. You may use a questionnaire and scoring system developed by S&P in order to help you to determine which model might be appropriate for you. Although we have arranged for the preparation of these asset allocation models and related materials, it is up to you to decide whether to use a model and, if so, which model to use. Moreover, the models are not individualized investment advice. Accordingly, we recommend that you consult your financial adviser before adopting a model.

     If you decide to use a model, we will automatically allocate your Payments in accordance with the percentages specified in one of the S&P models. You may only use one model at a time. We also will automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account Values in accordance with your chosen model. If you wish to allocate a portion of your Payments or Account Value to the Fixed Account, you must instruct us specifically, because none of the models includes the Fixed Account.

     You may choose to use an S&P asset allocation model at any time. You also may discontinue your use at any time. We will automatically discontinue your use of a model if you (a) discontinue the Asset Rebalancing Program or (b) give us instructions changing your allocations of Payments or Account Value among the Sub-Accounts. Call us at our Service Center or contact your agent for additional information or forms.

     For each model, S&P determines the percentage allocations among the Sub-Accounts based upon a comparison of the model's investment objectives and the relevant underlying

Portfolios' investment objectives and portfolio composition. These models are specific to this Contract. Similarly named models developed for use with our other products may differ.

     Periodically, S&P will review the models. As a result of those reviews, S&P may decide that to better seek to meet a model's goal, it would be appropriate to change the percentage allocations among the Sub-Accounts. If you are using that model, we will notify you before we implement the change.


                   THE INVESTMENT AND FIXED ACCOUNT OPTIONS


Variable Account Investments

     Portfolios. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is a separate investment series of an open-end management investment company registered under the Investment Company Act of 1940. We briefly describe the Portfolios below. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

     Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio have no effect on the investment performance of any other Portfolio.


     The Portfolios which currently are the permissible investments of the Variable Account under this Contract are separate series of AIM Variable Insurance Funds ("AIM Funds"), Liberty Variable Investment Trust ("Liberty Trust"), MFS Variable Insurance Trust ("MFS Trust"), SteinRoe Variable Investment Trust ("SteinRoe Trust"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Trust") and Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc. and three series of Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios ("Dreyfus Portfolios"). The investment objectives of the Portfolios are briefly described below.



                            Portfolios of AIM Funds
                       and Variable Account Sub-Accounts


     AIM V.I. Capital Appreciation Fund. (AIM V.I. Capital Appreciation Sub-Account) Growth of capital.

     AIM V.I. Government Securities Fund. (AIM V.I. Government Securities Sub-Account) High level of current income consistent with reasonable concern for safety of principal.

     AIM V.I. International Equity Fund. (AIM V.I. International Equity Sub-Account) Long-term growth of capital.

     AIM V.I. New Technology Fund. (AIM V.I. New Technology Sub-Account) Long-term growth of capital by investing primarily in equity securities of science and technology companies.

                            Dreyfus Portfolios and
                         Variable Account Sub-Accounts


     Dreyfus Stock Index Fund--Initial Shares (Dreyfus Stock Index Sub-Account). Seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index by investing in all 500 stocks in the S&P 500[RegTM] in proportion to their weighting in the index.(1)

     Dreyfus Variable Investment Fund Appreciation Portfolio--Initial Shares (Dreyfus Appreciation Sub-Account). Formerly known as Dreyfus Variable Investment Fund Capital Appreciation Portfolio. Seeks long-term capital growth consistent with the preservation of capital, with current income as a secondary objective, by investing primarily in common stocks, focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

     Dreyfus Socially Responsible Growth Fund, Inc.--Initial Shares (Dreyfus Socially Responsible Growth Sub-Account). Seeks capital growth, with current income as a secondary goal, by investing principally in common stocks of companies which, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

     Dreyfus Investment Portfolios Emerging Leaders Portfolio--Initial Shares (Dreyfus IP Emerging Leaders Sub-Account). Seeks capital growth. To pursue this goal, the portfolio invests in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings growth. The portfolio invests at least 65% of its total assets in companies with total market values of less than $1.5 billion at the time of purchase. The portfolio's investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

     Dreyfus Investment Portfolios Technology Growth Portfolio--Initial Shares (Dreyfus IP Technology Growth Sub-Account). Seeks capital appreciation by investing primarily in the stocks of growth companies that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


                          Franklin Templeton Trust and
                         Variable Account Sub-Accounts

     Franklin Large Cap Growth Securities Fund--Class 2 (Franklin Large Cap Growth Sub-Account). Seeks capital appreciation by investing primarily in equity securities of U.S. large-cap growth companies. Large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) of $8.5 billion or more at the time of purchase.



     (1)"Standard & Poor's 500", "S&P 500", and "S&P" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P or the McGraw-Hill Companies Inc.

     Franklin Growth and Income Securities Fund--Class 2 (Franklin Growth & Income Sub-Account). Seeks capital appreciation with a secondary goal to provide current income, by investing primarily in equity securities that the fund's manager considers to be financially strong, but undervalued by the market. To help identify these companies, the manager focuses on a company's dividend yield (annual per share dividends divided by per share market price). Following this strategy, the fund will invest predominantly in common stocks that have dividend yields at least equal to the Standard & Poor's 500 Index.

     Franklin Strategic Income Securities Fund--Class 2 (Franklin Strategic Income Sub-Account). Seeks to earn a high level of current income with a secondary goal of long-term capital appreciation, by primarily investing in U.S. and non-U.S. debt securities. While there are no set percentage limitations on the amount the fund invests in any particular type of debt securities, the fund actively and flexibly shifts its investments among various types of debt securities to respond to current and expected economic conditions.

     Franklin Money Market Fund--Class 2 (Franklin Money Market Sub-Account). The fund's goal is high current income, consistent with liquidity and capital preservation. The fund also seeks to maintain a stable share price of $1.00. The fund invests exclusively in U.S. dollar denominated money market debt instruments.

     Templeton Growth Securities Fund--Class 2 (Templeton Growth Sub-Account). Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including those in the United States and emerging markets.



                        Portfolios of Liberty Trust and
                         Variable Account Sub-Accounts

     Colonial Small Cap Value Fund (Colonial Small Cap Value Sub-Account). Long-term growth by investing primarily in smaller capitalization equity securities.

     Colonial High Yield Securities Fund (Colonial High Yield Securities Sub-Account). High current income and total return by investing primarily in lower rated corporate debt securities. The Portfolio may invest up to 100% of its assets in lower rated bonds (commonly referred to as "junk bonds") which are regarded as speculative as to payment of principal and interest. Therefore, the corresponding Sub-Account may not be suitable for all Contract Owners. Contract Owners should carefully assess the risks associated with the Portfolio before investing.

     Colonial Strategic Income Fund (Colonial Strategic Income Sub-Account). A high level of current income, as is consistent with prudent risk and maximizing total return, by diversifying investments primarily in U.S. and foreign government and lower rated corporate debt securities. The Portfolio may invest a substantial portion of its assets in lower rated bonds (commonly referred to as "junk bonds"). Therefore, the corresponding Sub-Account may not be suitable for all Contract Owners. You should carefully assess the risks associated with the Portfolio before investing.


     Colonial U.S. Growth & Income Fund (Colonial U.S. Growth & Income Sub-Account). Long-term growth and income by investing primarily in large capitalization equity securities.


     Liberty All-Star Equity Fund (Liberty All-Star Equity Sub-Account). Total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

                          Portfolios of MFS Trust and
                         Variable Account Sub-Accounts


     MFS Emerging Growth Series (MFS VIT Emerging Growth Sub-Account). Long-term growth of capital by investing primarily in common stocks of companies that the adviser believes are early in their life cycle but have the potential to become major enterprises.

     MFS Research Series (MFS VIT Research Sub-Account). Long-term growth of capital and future income by investing a substantial portion of the Portfolio's assets in equity securities of companies believed to possess better than average prospects for long-term growth. The Portfolio may invest up to twenty percent of its assets in foreign securities that are not traded on a U.S. exchange.

     MFS Utilities Series (MFS VIT Utilities Sub-Account). Capital growth and current income, by investing, under normal circumstances, at least 65% (but up to 100% at the discretion of the adviser) of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

     MFS Investors Trust Series (MFS VIT Investors Trust Sub-Account) Formerly known as MFS Growth with Income Series. Long term growth of capital and secondarily to provide reasonable current income.

     MFS Capital Opportunities Series (MFS VIT Capital Opportunities Sub-Account). Seeks capital appreciation.

     MFS High Income Series (MFS VIT High Income Sub-Account). Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.


                       Portfolios of SteinRoe Trust and
                         Variable Account Sub-Accounts

     SteinRoe Balanced Fund (SteinRoe Balanced Sub-Account). High total investment return through investment in a changing mix of securities.

     SteinRoe Growth Stock Fund (SteinRoe Growth Stock Sub-Account). Long-term growth of capital through investment primarily in common stocks of companies with large market capitalization.

     SteinRoe Money Market Fund (SteinRoe Money Market Sub-Account). High current income from short-term money market instruments while emphasizing preservation of capital and maintaining excellent liquidity.


     Not all Sub-Accounts may be available under your Contract. You should contact your representative for further information on the availability of the Sub-Accounts.


     AIM Advisors, Inc. ("AIM") is the investment adviser to each Portfolio of the AIM Funds. AIM has operated as an investment adviser since 1976.

     Liberty Advisory Services Corp., currently an affiliate of Liberty Life, is the manager for Liberty Variable Investment Trust and its funds. Colonial Management Associates, Inc. ("Colonial"), an affiliate of Liberty Life, serves as sub-adviser for the funds (except for the Liberty All-Star Equity Fund). Colonial has provided investment advisory services since 1931. Liberty Asset Management Company, an affiliate of Liberty Life, serves as sub-adviser for the Liberty All-Star

Equity Fund and the current portfolio managers are Mastrapasqua & Associates, Oppenheimer Capital, TCW Investment Management Company, Westwood Management Corp., and Boston Partners Asset Management, L.P. Franklin Advisors, Inc. serves as investment advisor for each of the Franklin Templeton Portfolios except for the Templeton Growth Securities Fund. Templeton Global Advisors Limited serves as the investment adviser for the Templeton Growth Securities Fund.


     The Dreyfus Corporation ("Dreyfus") serves as investment adviser for each of the Dreyfus Portfolios. Dreyfus has operated as an investment adviser since 1947. Mellon Equity Associates, an affiliate of Dreyfus, serves as index fund manager to the Dreyfus Stock Index Fund. Fayez Sarofim & Company serves as sub-investment adviser to the Dreyfus VIF Appreciation Portfolio. NCM Capital Management Group, Inc. serves as sub-investment adviser to the Dreyfus Socially Responsible Growth Fund, Inc.

     Massachusetts Financial Services Company ("MFS") is the investment adviser to each Portfolio of the MFS Trust. MFS and its predecessor organizations have a history of money management dating back to 1924 and the founding of the first mutual fund in the United States.


     SteinRoe & Farnham Incorporated ("SteinRoe") is the investment adviser for each fund of SteinRoe Investment Trust. In 1986, SteinRoe was organized and succeeded to the business of SteinRoe & Farnham, a partnership. SteinRoe is currently an affiliate of Liberty Life. SteinRoe and its predecessor have provided investment advisory and administrative services since 1932.

     Liberty Financial Companies, Inc. the ultimate parent of Liberty Advisory Services Corp., Colonial Management Associates, Inc., Liberty Asset Management Company and SteinRoe & Farnham Incorporated, announced on November 1, 2000 that it had retained Credit Suisse First Boston to assist Liberty Financial Companies, Inc. in reviewing strategic alternatives, including the possible sale of the company. Therefore, these companies may cease to be affiliated with Liberty Life depending on the outcome of that review.


     We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts.

     Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

     We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

     Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Contract Owners will not bear the attendant expenses.

     Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Account to which you have allocated your Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

     As a general rule, you are the person entitled to give voting instructions. However, if you assign your Contract, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

     If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

     We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

     In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

     This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

     Additions, Deletions, and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Payments under the Contract. Any substitution will comply with the requirements of the 1940 Act.

     We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

     (a) to operate the Variable Account in any form permitted by law;

     (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

     (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

     (d) to add, combine, or remove Sub-Accounts in the Variable Account;

     (e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Deductions and Charges--Separate Account Expense Charge" on page 35 below; and

     (f) to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Contracts.

     If we take any of these actions, we will comply with the then applicable legal requirements.

The Fixed Account.

     The portion of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 (the "1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the Securities and Exchange Commission. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

     You may allocate part or all of your Payments to the Fixed Account. Under this option, we guarantee the principal amount allocated to the Fixed Account and the rate of interest that will be credited to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Payments and transfers allocated to the Fixed Account during a Contract Year. We guarantee that the current rate in effect when a Payment or transfer to the Fixed Account is made will apply to that amount until at least the next Contract Anniversary. We may declare different rates for amounts that are allocated to the Fixed Account at different times. We determine interest rates in accordance with then-current market conditions and other factors.

     The effective interest rate credited at any time to your Contract's Fixed Account is the weighted average of all of the interest rates for your Contract. The rates of interest that we set will never be less than the minimum guaranteed interest rate shown in your Contract. We may credit interest at a higher rate, but we are not obligated to do so.

     During the 60 days after each Contract Anniversary, you may transfer all or part of your Fixed Account Balance to the Sub-Accounts, subject to the requirements and limits described in "Transfer of Account Value" on pages 18-19.

     Amounts allocated to the Fixed Account become part of the general account of Liberty Life. Liberty Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

     We may delay payment of partial or full withdrawals from the Fixed Account for up to 6 months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.


                         CONTRACT BENEFITS AND RIGHTS

     Death Benefit. While your Contract is in force, we will pay the Death Benefit proceeds upon the death of the Insured or, if your Contract is a Survivorship Contract, upon the death of the second Insured to die. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or, if none survives, to contingent Beneficiary(ies). We will pay the Death Benefit proceeds in a lump sum or apply them under an optional payment plan. The optional payment plans are described in "Proceeds Options" on pages 32-33.

     The Death Benefit proceeds payable to the Beneficiary equal the Death Benefit, less any Indebtedness and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. We will determine the amount of the Death Benefit proceeds as of the date of the Insured's death. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

     The Death Benefit will be the greater of: (a) the Initial Death Benefit or
(b) the Account Value multiplied by the applicable corridor percentage. We set the corridor percentages so as to seek to ensure that the Contracts will qualify for favorable federal income tax treatment. The corridor percentages are stated in the Contract. They vary according to the age of the Insured. Under this formula, an increase in Account Value due to favorable investment experience may therefore increase the Death Benefit above the Initial Death Benefit, and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Initial Death Benefit). As explained on page 32, however, we will reduce the Initial Death Benefit if you take a partial withdrawal from your Contract.


        Examples:

                                                     Example A       Example B
                                                   -------------   -------------
       Initial Death Benefit ...................     $ 100,000       $ 100,000
       Insured's Age ...........................            60              60
       Account Value on Date of Death ..........     $  80,000       $  50,000
       Applicable Corridor Percentage ..........           130%            130%
       Death Benefit ...........................     $ 104,000       $ 100,000

     In Example A, the Death Benefit equals $104,000, i.e., the greater of $100,000 (the Initial Death Benefit) and $104,000 (the Account Value at the Date of Death of $80,000, multiplied by the corridor percentage of 130%). This amount, less any Indebtedness and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

     In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Initial Death Benefit) or $65,000 (the Account Value of $50,000 multiplied by the corridor percentage of 130%).

     Accelerated Death Benefit. You may request payment of a portion of the Death Benefit as an Accelerated Death Benefit if either: (1) the Insured has a Terminal Condition; or (2) the Insured is Chronically Ill, as these terms are defined in the Contract. You generally may request an Accelerated Death Benefit equal to up to the lesser of 90% of the Death Benefit (before subtracting any Indebtedness) or $250,000. We will reduce the amount you request by a discount for the early payment, a $100 processing fee, and the repayment of a pro rata portion of your Indebtedness. You may choose for the Accelerated Death Benefit to be paid in a lump sum or in installments, as described in the Contract.

     If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable upon the Insured's death. You may request an Accelerated Death Benefit only once. Under Survivorship Contracts, the Accelerated Death Benefit may not be requested until after the death of one of the Insureds.

     If your request for an Accelerated Death Benefit is based on the Insured's being Chronically Ill, in some circumstances a portion of your Accelerated Death Benefit may not qualify for exemption from federal income tax. Accordingly, you should consult your tax adviser before requesting an Accelerated Death Benefit. For more information, see "Accelerated Death Benefit", on page 45.

     The terms of this benefit may differ in some states. Contact us for more information.

     Optional Insurance Benefits. You may ask to add one or more riders to your Contract to provide additional optional insurance benefits. We may require evidence of insurability before we issue a rider to you. We will deduct the cost of any riders as part of the Monthly Deduction. For more information concerning what options we may offer, please ask your agent or contact us at 800-400-1377. In our discretion we may offer riders or stop offering a rider at any time.

     Contract Loans. While the Contract is in force, you may borrow money from us using the Contract as the only security for your loan. Loans have priority over the claims of any assignee or any other person. You may borrow up to 90% of the Cash Value of your Contract as of the end of the Valuation Period in which we receive your loan request. Any outstanding Indebtedness will count against that limit. Thus, for example, if the Cash Value of your Contract was $100,000 and you already had $50,000 in Indebtedness outstanding, you could borrow an additional $40,000 ($100,000 - 90% - $50,000). The minimum loan amount is $250. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Contract Loan to you.

     You may realize taxable income when you take a Contract Loan. In most instances, a Contract is treated as a "modified endowment contract" for federal tax purposes. As a result, Contract Loans are treated as withdrawals for tax purposes, and the amount of the loan equal to any increase in your Account Value may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Contract Loans is generally not deductible. On the other hand, although a Contract Loan is treated as a withdrawal for tax purposes, it is treated differently for Contract purposes. For example, under the Contract, a Contract Loan, unlike a partial withdrawal, does not reduce the Initial Death Benefit. Accordingly, before you take a Contract Loan, you should consult your tax adviser and carefully consider the potential impact of a Contract Loan on your rights and benefits under the Contract.

     While the Contract remains in force, you may repay a Contract Loan in whole or in part without any penalty at any time while the Insured is living.

     The interest rate on Preferred Loans equals the minimum guaranteed interest rate shown in your Contract; the interest rate on other Contract Loans will be two percent per annum higher. We will treat as a Preferred Loan the portion of your loan equal in amount to (a) your Account Value, minus (b) your total Payments, minus (c) your current preferred loan balance, minus (d) any interest that has accrued on your Indebtedness since the previous Contract Anniversary, plus (e) all prior partial withdrawals other than withdrawals of earnings. Interest on Contract Loans accrues daily and is due on each Contract Anniversary. If you do not pay the interest on a Contract Loan when due, the unpaid interest will become part of the Contract Loan and will accrue interest at the same rate.

     When we make a Contract Loan to you, we will transfer to the Loan Account a portion of the Account Value equal to the loan amount. We will take the transfers pro rata from the Fixed Account and the Sub-Accounts, unless you instruct us otherwise in writing. You may not transfer more than a pro rata share from the Fixed Account. We will credit interest to the Loan Account at the minimum guaranteed rate shown in your Contract. On each Contract Anniversary, we will also transfer to the Loan Account an amount of Account Value equal to the amount by which the Indebtedness exceeds the value of the Loan Account.

     If you purchase a Contract in exchange for another life insurance contract under which a loan is outstanding, in our discretion we may permit you to continue that loan under your Contract. We will advise you of the applicable interest rate.

     If you have any unpaid Indebtedness and your Surrender Value is insufficient to pay a Monthly Deduction when due, your Contract will enter the Grace Period and may terminate, as explained in the section entitled "Termination and Grace Period," on pages 33-34. If your Contract lapses while a Contract Loan is outstanding and your Contract is not a MEC, you may owe taxes or suffer other adverse tax consequences. Please consult a tax adviser for details.

     You may repay all or any part of any Contract Loan while the Contract is still in effect. If you have a Contract Loan outstanding, we will treat any payment we receive from you as a loan repayment, unless you instruct us otherwise in writing. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your payment among the Sub-Accounts and the Fixed Account on the same basis as additional Payments are allocated, unless you instruct us otherwise.

     A Contract Loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would if you had not taken a Contract Loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Account Value will be greater than it would have been if you had not taken a Contract Loan. Also, if you do not repay a Contract Loan, your Indebtedness will be subtracted from the Death Benefit and Surrender Value otherwise payable.

     Amount Payable on Surrender of the Contract. While your Contract is in force, you may fully surrender your Contract. Upon surrender, we will pay you the Surrender Value determined as of the day we receive your written request at our Service Center. Your Contract will terminate on the day we receive your written request. We may require that you give us your Contract document before we pay you the Surrender Value. Before we pay a full surrender, you must provide us with tax withholding information.

     The Surrender Value equals the Account Value, minus any applicable Withdrawal Charge, minus the Contract Fee, minus any Indebtedness. We will determine the Surrender Value as of the end of the Valuation Period during which we received your request for surrender. We generally will pay you the Surrender Value of the Contract within seven days of our receiving your complete written request or on the effective surrender date you have requested, whichever is later. The determination of the Withdrawal Charge is described on pages 38-39.

     You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Proceeds Options" on pages 32-33.

     The tax consequences of surrendering the Contract are discussed in "Federal Tax Considerations," beginning on page 42.

     Partial Withdrawals. Beginning in the second Contract Year, you may receive a portion of the Surrender Value by making a partial withdrawal from your Contract. You must request the partial withdrawal in writing. Your request will be effective on the date we receive it at our Service Center. Before we pay any partial withdrawal, you must provide us with tax withholding information.

     When you request a partial withdrawal, we will pay you the amount requested and subtract the amount requested plus any applicable Withdrawal Charge and withdrawal fee from your Account Value. We may waive the Withdrawal Charge on some or all of your withdrawals. The determination of the Withdrawal Charge is described on pages 38-39.

     You may specify how much of your partial withdrawal you wish taken from each Sub-Account. The amount requested from a specific Sub-Account may not exceed the value of that option less any applicable Withdrawal Charge and withdrawal fee. If you do not specify the option from which you wish to take your partial withdrawal, we will take it pro rata from the Sub-Accounts and the Fixed Account.

     During the first Contract Year, you may not make any partial withdrawals. After the first Contract Year, you may take partial withdrawals as often as you choose. You may not, however, withdraw less than $250 at one time. In addition, we may refuse to permit any partial withdrawal that would leave less than $500 in a Sub-Account from which the withdrawal was taken unless the entire Sub-Account balance is withdrawn. If a partial withdrawal plus any applicable Withdrawal Charge would reduce the Account Value to less than $10,000, we may treat your request as a request to withdraw the total Account Value and terminate your Contract. We may waive or change this limit.

     A partial withdrawal will reduce the Initial Death Benefit under your Contract as well as the Account Value. We will reduce the Initial Death Benefit proportionately to the reduction in the Account Value caused by the partial withdrawal. Thereafter, we will calculate contract charges and any Death Benefit payable under your Contract using the revised Initial Death Benefit. We will notify you of the new Initial Death Benefit in our next quarterly or annual report to you.

     Withdrawals generally will be subject to income tax and a ten percent penalty tax. The tax consequences of partial withdrawals are discussed in "Federal Tax Considerations" beginning on page 42.

     Systematic Withdrawals or Loans. You may enroll in our systematic withdrawal program by sending a completed enrollment form to our Service Center. We will pay systematic withdrawals or loans to you or a payee that you choose. Each systematic withdrawal payment must be at least $250. We will take systematic withdrawal payments pro rata from the Sub-Accounts and the Fixed Account, unless you instruct us otherwise. You may not withdraw or borrow more than a pro rata share from the Fixed Account under this program. We will treat systematic withdrawals in the same way as other partial withdrawals in applying the Withdrawal Charge and the withdrawal fee. In our discretion we may stop paying systematic withdrawals if your Account Value falls below our current minimum. Systematic Loans are subject to the same limitations and requirements as other Contract Loans, as described in Contract Loans on pages 29-31. We reserve the right to modify or suspend the systematic withdrawal or loan program. In our discretion, any change may apply to existing systematic plans. Write us or call us at 1-800-400-1377 for more information about our Systematic Withdrawal or Loan Program.

     If you take payments under our systematic withdrawal program prior to age 59-1/2, you may be subject to a ten percent penalty tax, in addition to any other tax liability you may have. Accordingly, you should consult a qualified tax counselor before entering into a systematic withdrawal plan. For more information, see "Federal Tax Considerations--Tax Deferral During Accumulation
Period: Penalty Tax" on pages 45-46.

     Proceeds Options. We will pay the Surrender Value or Death Benefit proceeds under the Contract in a lump sum or under one of the proceeds options that we then offer. The amount applied to a proceeds option must be at least $2,000 of Account Value and result in installment payments of not less than $20. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after payments under a proceeds option involving life contingencies commence. We will transfer to our general account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.

     You may request a proceeds option by writing to us at our Service Center before the death of the Insured. If you change the Beneficiary, the existing choice of proceeds option will become invalid and you may either notify us that you wish to continue the pre-existing choice of proceeds option or select a new one.

     The following proceeds options are available under the Contract:

     Option 1--Interest. We will pay interest monthly on proceeds left with us. We will credit interest to unpaid balances at a rate which we will declare annually. We will never declare an effective annual rate of less than 3-1/2%.

     Option 2--Fixed Amount. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at a rate which we will declare annually. We will never declare an effective annual rate of less than 3-1/2%.

     Option 3--Fixed Period. We will pay monthly installments for a period selected by you of not more than 25 years.

     Option 4--Life Income, with or without a Guarantee Period. We will pay proceeds in periodic payments to the payee for as long as the payee is alive. If no Guarantee Period is selected, payments will stop when the payee dies. It is possible for the payee to receive only one payment, if the payee dies before the second payment is due. If a Guarantee Period is selected and the payee dies before the end of the Guarantee Period, we will continue payments to a named beneficiary until the end of the Guarantee Period. We offer Guarantee Periods of ten years, fifteen years or twenty years. We base the payments on the 1983 Individual Annuity Mortality Table, adjusted to include ten years of mortality improvement under Projection Scale G.

     Liberty Security Account[RegTM]. We will credit interest to proceeds left with us in the Liberty Security Account[RegTM]. We will credit interest to your Liberty Security Account[RegTM] balance at a rate we declare. We periodically may change that rate, but it will never be less than 3.0% annually. The beneficiary will be able to write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum amount of $250.

     When we begin to make payments under Options 3 and 4, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Contract. It may be higher.


     In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

     Termination and Grace Period. The Contract will terminate and life insurance coverage will end when one of the following events first occurs:

     (a) you surrender your Contract;

     (b) the Contract reaches the Maturity Date;

     (c) the Grace Period ends; or

     (d) the Insured dies.

     Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and you have any unpaid Indebtedness. You will be given a 61-day Grace Period in which to pay an additional amount sufficient to keep the Contract in force after the end of the Grace Period.

     At least 61 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. The amount shown in the notice will be determined as provided in the Contract. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Contract will end at the end of the Grace Period.

     The Contract will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit," on page 28.


     Except for Contracts issued in the states specified below, if you have no outstanding Indebtedness, your Contract will not lapse. Under the Contract's Guaranteed Death Benefit provision (called Guaranteed Coverage in Maryland), in that circumstance, if on a Monthly Date the Surrender Value is not large enough to cover the full Monthly Deduction, we will apply the remaining Surrender Value to partially pay the Monthly Deduction and waive any insufficiency. Thereafter, we will waive all future Monthly Deductions until the Surrender Value is sufficient to pay the Monthly Deduction.

     For Contracts issued in Florida, New York and Texas, the Guaranteed Death Benefit is only in effect for the period of time set out in your Contract. After the end of that period, the Monthly Deduction will not be waived if the Surrender Value is not large enough to cover the full Monthly Deduction, regardless of whether you have any outstanding Indebtedness. Failure to pay the full Monthly Deduction will cause your Contract to enter the Grace Period and terminate if you do not pay the necessary amount before the end of the Grace Period. Please see your Contract or contact your company representative for details.


     Maturity Benefit. If the Insured is still living and the Contract is in force on the Maturity Date, we will pay you a Maturity Benefit. The Maturity Benefit will equal the Surrender Value on the Maturity Date. The Maturity Date will be the Contract Anniversary after the Insured's 100th birthday.

     Extended Maturity Agreement. You may continue your Contract after the Maturity Date if the Insured is still living on that date and you write to us before the Maturity Date to enter into an extended maturity agreement. Under that agreement, among other things:

     (1) the Death Benefit proceeds will equal the Surrender Value;

     (2) you will pay no further cost of insurance charges; and

     (3) you may not pay additional Payments; and

     (4) the guaranteed death benefit does not apply.

     Other Contract provisions may also be modified after the Maturity Date.

     We will continue to charge the Separate Account Expense Charge during the maturity extension period, even though there no longer will be a mortality risk under your Contract. We will continue to impose this charge, because the portion of this charge attributable to mortality risk reflects our expectations as to the mortality risks and the amount of such charges expected to be paid under all Contracts, including Contracts covered by Maturity Extension Agreements.

     Your decision whether or not to enter into an extended maturity agreement will have tax consequences. Accordingly, before you make that decision you should consult your tax adviser.

     Reinstatement. If the Contract lapses during the life of the Insured, you may apply for reinstatement of the Contract by paying us the reinstatement Payment. You must request reinstatement within five years from the end of the Grace Period and before the Maturity Date. The reinstatement Payment is equal to an amount sufficient to cover three months of monthly deductions following the date of reinstatement. If you choose, you may pay a larger amount. If Indebtedness was outstanding at the time of lapse, you must either repay or reinstate the loan before we will reinstate your Contract. In addition, you must provide evidence of insurability satisfactory to us. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the Payment paid at the time of reinstatement. All Contract charges will continue to be based on your original Contract Date. A Survivorship Contract may be reinstated only if both Insureds are still alive, or if one Insured is alive and the lapse occurred after the death of the first Insured.

     Cancellation. In many states, you may cancel your Contract by returning it to us within twenty days after you receive it. In some states, however, this right to return period may be longer or shorter, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your Payment. We will pay the refund within seven days of receiving your request. No Withdrawal Charge is imposed upon return of a Contract within the right to return period. This right to return may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Accordingly, you should refer to your Contract for specific information about your circumstances.

     Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Payment paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Account Value allocated to the Variable Account within seven days, except:

     (1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

     (2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonable practicable; or

     (3) at any other time permitted by the SEC for your protection.

     In addition, we may delay payment of Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.


                            DEDUCTIONS AND CHARGES

     We assess charges and deductions under the Contracts against the Sub-Accounts and the Account Value. Additional deductions and expenses are paid out of the Portfolios' assets, as described in the Prospectuses of the Portfolios.

     Separate Account Expense Charge. On each Valuation Day, we will take a deduction from the Sub-Accounts to compensate Liberty Life for its expenses incurred in connection with this Contract. This Expense Charge will be calculated at an annual rate equivalent to 1.65% of aver-age daily net assets of each Sub-Account, as described in the table of Contract Charges and Deductions on pages 11-12. The amount deducted will be determined on each Valuation Day.

     The Separate Account Expense Charge, together with the Fixed Account Expense Charge, is intended to cover all expenses under the Contract other than distribution expenses, and the Cost of Insurance Charge and the other expenses covered by the Monthly Deduction, which are charged for separately and described below. Accordingly, the Expense Charges are intended to compensate us for incurring the following expenses and assuming certain risks under the
Contracts:

     -- a portion of state premium taxes and other state and local taxes;

   -- administrative expenses such as salaries, postage, telephone, office equipment, and periodic reports;

     -- mortality and expense risk; and

     -- certain federal taxes and other expenses associated with the receipt of Payments.

     The mortality risk assumed in relation to the Contract includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims and the risks under the Guaranteed Death Benefit. We also assume a risk that, on the Monthly Date preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

     We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Payments under the Contracts). In the future, however, we may make such a charge. Charges for other taxes, if any, attributable to the Variable Account or to this class of Contracts may also be made.

     Monthly Deduction. Each month on the Monthly Date we will take a Monthly Deduction from your Account Value. The Monthly Deduction will consist of a Cost of Insurance Charge, a Contract Fee (when due), the Fixed Account Expense Charge, and any charges for optional benefit riders. We deduct the Fixed Account Expense Charge from your Fixed Account balance. We deduct the remainder of the Monthly Deduction pro rata from your interests in the Sub-Accounts and your Fixed Account balance.

     Cost of Insurance Charge. The Cost of Insurance Charge is intended to pay for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum Cost of Insurance Charge determined on the basis of the rates shown in the mortality table guaranteed in the Contract.

     The current monthly Cost of Insurance Charge is the lesser of:

     (a) the applicable current asset-based cost of insurance rate times the Account Value on the Monthly Date; or

     (b) the applicable guaranteed cost of insurance rate multiplied by the net amount at risk on the Monthly Date.

     Our current asset-based cost of insurance rate for the Single Life, Standard Rating Class (NT) is 0.45% of Account Value annually. Our current asset-based cost of insurance rate for Second to Die Contracts, when both Insureds are in the Standard Rating Class (NT), is 0.15% of

Account Value annually. Rates for other classes may differ based on the type of Contract and the rating class and history of tobacco use of the Insured(s).

     Your guaranteed cost of insurance rates are set forth in the mortality tables in your Contract. The net amount at risk is (a) - (b), where:

     (a) is the Death Benefit on the first day of the Contract Month divided by the sum of one plus the Guaranteed Monthly Equivalent Interest Rate shown in your Contract; and

     (b) the Account Value on that day before the deduction of the Monthly Deduction for the Cost of Insurance.

     Because your Account Value and the net amount for which we are at risk under your Contract may vary monthly, your Cost of Insurance Charge is likely to differ each month. In general, under these formulas, when your current monthly cost of insurance charge is determined using the asset-based rate, an increase in your Account Value increases your current monthly cost of insurance charge, up to the guaranteed maximum cost of insurance charge determined as described above. Since that maximum charge is based on the net amount at risk, which generally declines as your Account Value increases, increases in your Account Value generally reduce the guaranteed maximum cost of insurance charge. Thus, if the asset-based charge would be higher than the guaranteed maximum charge, further increases in your Account Value generally will reduce your current cost of insurance charge.

     The Cost of Insurance Charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the guaranteed cost of insurance rates shown in the Contract. We base our cost of insurance rates on the sex, issue age, Contract Year, rating class, and history of tobacco use of the Insured. However, we issue unisex Contracts in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table based on the Insured's sex, age last birthday, and history of tobacco use. Our cost of insurance rates for unisex Contracts will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

     Contract Fee. We charge a Contract Fee of $30.00 per year. We deduct the Contract Fee on each Contract Anniversary. If you surrender your Contract during a Contract Year, we will deduct the full Contract Fee from your surrender proceeds. The Contract Fee is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. We currently waive the Contract Fee on a Contract, if the Account Value is at least $50,000.

     Fixed Account Expense Charge. On each Monthly Date we charge a Fixed Account Expense Charge of 0.04% of the Account Value in the Fixed Account, which is equivalent to an annual rate of 0.48% of the average monthly Account Value in the Fixed Account. The Fixed Account Expense Charge is intended to cover state premium taxes and administrative expenses.

     Portfolio Expenses. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the Port-folio's assets. For a summary of current estimates of these charges and expenses, see pages 13-15 above. For more information concerning the investment advisory fees and other charges against the Portfolios, see the Prospectuses and the statements of additional information for the Portfolios, which are available upon request.


     We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. We may receive Rule 12b-1 fees directly from the Franklin Templeton Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolio's shares held by applicable Franklin Templeton Sub-Accounts.


     Withdrawal Charge. If you surrender your Contract or take a partial withdrawal during the first seven Contract Years, we may subtract a Withdrawal Charge from the proceeds. The Withdrawal Charge will be calculated at the rate shown below.

     If you surrender your Contract, the Withdrawal Charge will equal a percentage of your initial Payment net of all previous withdrawal amounts on which you paid a Withdrawal Charge. If you make a partial withdrawal from your Contract, the Withdrawal Charge will equal a percentage of the amount withdrawn until your total partial withdrawals on which you paid a Withdrawal Charge equals your initial Payment. Partial Withdrawals above that amount are not subject to the Withdrawal Charge.

     The rate used to determine the Withdrawal Charge depends on the year the withdrawal is made. The Withdrawal Charge declines to zero percent after the seventh Contract Year. The Withdrawal Charge is assessed at the following rates:

     Withdrawal Charge on Contracts issued in all jurisdictions except
Maryland:



 Contract     Withdrawal     Contract     Withdrawal
   Year         Charge         Year         Charge
----------   ------------   ----------   -----------
     1            9.75%          5           7.25%
     2            9.50%          6           5.00%
     3            9.25%          7           4.75%
     4            7.50%          8+             0%

   Withdrawal Charge on Contracts issued in Maryland:


                             Single Life Contracts


 Contracts     Issue Ages     Issue Ages     Issue Ages
    Year         0 - 65         66 - 80       81 - 85
-----------   ------------   ------------   -----------
     1             9.75%          7.75%         7.25%
     2             9.50%          7.50%         7.00%
     3             9.25%          7.00%         6.75%
     4             7.50%          6.75%         6.25%
     5             7.25%          6.50%         6.00%
     6             5.00%          5.00%         5.00%
     7             4.75%          4.75%         4.75%
     8+            0.00%          0.00%         0.00%

                           Survivorship Contracts(1)


 Contract     Issue Ages     Issue Ages     Issue Ages
   Year         0 - 65         66 - 80       81 - 85
----------   ------------   ------------   -----------
     1            9.75%          8.50%         8.00%
     2            9.50%          7.50%         7.00%
     3            9.25%          6.75%         6.25%
     4            7.50%          6.25%         5.75%
     5            7.25%          5.75%         5.25%
     6            5.00%          5.00%         5.00%
     7            4.75%          4.75%         4.75%
     8+           0.00%          0.00%         0.00%

(1)  Issue Ages refer to the age of the younger Insured.

     Except in South Carolina, we will waive the Withdrawal Charge on that portion of your withdrawals equal to the greater of:

     (a) ten percent of the Account Value less any prior free partial withdrawals and preferred loans taken since the most recent Contract Anniversary; or

     (b) earnings not previously withdrawn. For this purpose, "earnings" will equal the Account Value, minus the total Payments on your Contract, minus all outstanding preferred loans, minus any interest that has accrued on Indebtedness since the previous Contract Anniversary, plus all prior partial withdrawals other than withdrawals of earnings.

     Additional Payments do not increase the amount of Withdrawal Charge you may be required to pay. Only your initial Payment is used in our formula for calculating Withdrawal Charges.

     The Withdrawal Charge is imposed to cover our actual premium tax and sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total premium tax and sales expenses of the Contracts over the life of the Contracts. However, to the extent premium taxes and distribution costs are not recovered by the Withdrawal Charge, we may make up any shortfall from the assets of our general account, which includes funds derived from the daily deductions charged to the Sub-Accounts and other fees and charges under the Contracts.


     Medical Waiver of Withdrawal Charge. After the first Contract Year, we will waive the Withdrawal Charge on all withdrawals under your Contract if on at least 45 days of any continuous 60 day period beginning after the first Contract Year any Insured or his or her spouse has a Qualifying Medical Stay, as defined in the Contract. To obtain this waiver, you must apply in writing within 180 days of your initial eligibility. You may not claim this benefit if the medical treatment is provided by a resident of your household or a member of your immediate family. Additional restrictions may apply if the Insured's spouse had a Qualifying Medical Stay within 45 days before the Contract Date. We may require you to provide us with written proof of your eligibility. This waiver is described in more detail in the Contract. This provision may vary or not be available in some states and is discussed in more detail in the Contract.


     Withdrawal Fee. We charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The withdrawal fee will equal the lesser of $25 or two percent of the amount of the partial withdrawal. The withdrawal fee does not apply to full surrenders. The withdrawal fee is intended to compensate us for our administrative costs in effecting a partial withdrawal.

     Transfer Fee. The Contract permits us to charge a maximum transfer fee of $25 per transfer on each transfer, including transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We currently are waiving the transfer fee on all transfers. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers to 12 or less per Contract Year, we will notify you of any reduction in the number of free transfers at least 90 days in advance of the effective date of the change, and the change will not be effective until your next Contract Anniversary.

     We will deduct the transfer fee from the Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

     Special Provisions for Group or Sponsored Arrangements. Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Contracts issued under these arrangements. Among other things, we may waive Withdrawal Charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Contract. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.


     From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners and all other owners of all other contracts funded by the Variable Account.


                          GENERAL CONTRACT PROVISIONS

     Statements to Contract Owners. We will maintain all records relating to the Variable Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Contract transactions in the past year and the current status of your Contract. The report will include information such as the Account Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Indebtedness, partial withdrawals, earnings, Payments paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this additional report. We will tell you the current charge before we send you the report.

     In addition, we will send you the financial statements of the Portfolios and other reports as specified in the Investment Company Act of 1940, as amended. We also will mail you confirmation notices or other appropriate notices of Contract transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. Please read your statements and confirmations carefully and verify their accuracy and contact us promptly with any question.

     Limit on Right to Contest. In the absence of fraud, we may not contest the insurance coverage under the Contract after the Contract has been in force for two years after the Contract Date while the Insured is alive or for two years after any increase in the Initial Death Benefit. The two year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

     In issuing a Contract, we rely on your application. Your statements in that application, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with the Contract application to void the Contract or to deny a claim, unless that statement is a part of the application or an amendment thereto.

     Suicide. If the Insured commits suicide while sane or kills him- or herself while insane within two years of the Contract Date, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay you an amount equal to the Account Value less any Indebtedness, or the minimum amount required by the state in which your Contract was issued, and the Contract will end.

     Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in the Contract.

     Beneficiary. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Contract. You may change the Beneficiary or Contingent Beneficiary at any time while the Insured is alive, except irrevocable Beneficiaries and irrevocable Contingent Beneficiaries may not be changed without their consent.

     You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary will take effect as of the date you signed the form after we acknowledge receipt in writing. Until we acknowledge receipt of your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

     If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the Contract Owner or the Contract Owner's estate.

     Assignment. While the Insured is alive, you may assign your Contract as collateral security. You must notify us in writing if you assign the Contract. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Contract.

     Creditors' Claims. To the extent permitted by law, no benefits payable under this Contract will be subject to the claims of your or the Beneficiary's creditors.

     Dividends. We will not pay any dividend under the Contract.

     Notice and Elections. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the Contract, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

     Modification. We reserve the right to modify the Contract without your express consent, in the circumstances described in this Prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the Contract will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

     Survivorship Contracts. We offer Contracts on a single life and "last survivor" basis. The Survivorship Contract operates almost identically to the Single Life Contract. The primary difference is that the Survivorship Contract has two Insureds and the Death Benefit is paid only upon the death of the last surviving Insured. Other significant differences are:

     (1) the cost of insurance charge differs because we base it on the anticipated mortality of two Insureds and we do not pay the Death Benefit until both Insureds have died;

     (2) for a Survivorship Contract to qualify for simplified underwriting, both Insureds must meet our standards;

     (3) for a Survivorship Contract to be reinstated, both Insureds must be alive on the date of reinstatement;

     (4) under a Survivorship Contract, provisions regarding incontestability, suicide, and misstatements of age or sex apply to each Insured; and

     (5) the Accelerated Death Benefit is only available upon the Terminal Illness or Chronic Illness of the surviving Insured, as these terms are defined in the Contract.


                          FEDERAL TAX CONSIDERATIONS

     NOTE: The following discussion is based upon our understanding of current federal income tax law applicable to life insurance contracts in general. We cannot predict the probability that any changes in those laws will be made. Also, we do not guarantee the tax status of the contracts. You bear the complete risk that the Contracts may not be treated as "life insurance Contracts" under federal income tax laws.

     In addition, this discussion does not include a detailed description of the federal income tax consequences of the purchase of these Contracts or any discussion of special tax rules that may apply to certain purchase situations. We also have not tried to consider any other possibly applicable state or other tax laws, for example, the estate tax consequences of the Contracts. You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the Contract, as well as any other questions you may have concerning the tax status of the Contract or the possibility of changes in the tax law.

     Taxation of Liberty Life and the Variable Account. Liberty Life is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The operations of the Variable Account are taxed as part of the operations of Liberty Life. Investment income and realized capital gains are not taxed to the extent that they are applied under the Contracts.

     Accordingly, we do not anticipate that Liberty Life will incur any federal income tax liability attributable to the operation of the Variable Account (as opposed to the federal tax related to the receipt of Payments under the Contracts). Therefore, we are not making any charge or provision for federal income taxes. However, if the tax treatment of the Variable Account is changed, we may charge the Variable Account for its share of the resulting federal income tax.

     In several states, we may incur state and local taxes on the operations of the Variable Account. We currently are not making any charge or provision for them against the Variable Account. We do, however, use part of the Withdrawal Charge to offset these taxes. If these taxes should be increased, we may make a charge or provision for them against the Sub-Accounts. If we do so, the results of the Sub-Accounts will be reduced.

     Tax Status of the Contract. The Contract is structured to satisfy the definition of a life insurance contract under the Tax Code. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. The Death Benefit will also be included in your estate, if the Beneficiary is not your estate but you retained incidents of ownership in the Contract. Examples of incidents of ownership include the right to change Beneficiaries, to assign the Contract or revoke an assignment, and to pledge the Contract or obtain a Contract Loan. If you own and are the Insured under a Contract and if you transfer all incidents of ownership in the Contract more than three years before your death, the Death Benefit will not be included in your gross estate. State and local estate and inheritance tax consequences may also apply.

     In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of individuals) two or more generations below that of the transferor may be subject to the federal generation-skipping transfer tax.

     In the absence of final regulations or other pertinent interpretations of the Tax Code, some uncertainty exists as to whether a substandard risk Contract will meet the statutory definition of a life insurance contract. If a Contract were deemed not to be a life insurance contract for tax purposes, it would not provide most of the tax advantages usually provided by a life insurance contract. We reserve the right to amend the Contracts to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service ("IRS").

     In addition, you may use the Contract in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax treatment of the proposed arrangement.

     Diversification Requirements. Section 817(h) of the Tax Code requires that the underlying assets of variable life insurance contracts be diversified. The Tax Code provides that a variable life insurance contract will not be treated as a life insurance contract for federal income tax purposes for any period and any subsequent period for which the investments are not adequately diversified. If the Contract were disqualified for this reason, you would lose the tax deferral advantages of the Contract and would be subject to current federal income taxes on all earnings allocable to the Contract.

     The Tax Code provides that variable life insurance contracts such as the Contract meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. For purposes of determining whether or not the diversification standards of Section 817(h) of the Tax Code have been met, each United States government agency or instrumentality is treated as a separate issuer.

     The United States Treasury Department (the "Treasury Department") also has issued regulations that establish diversification requirements for the investment accounts underlying variable contracts such as the Contracts. These regulations amplify the diversification requirements set forth in the Tax Code and provide an alternative to the provision described above. Under these regulations, an investment account will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

     These diversification standards are applied to each Sub-Account of the Variable Account by looking to the investments of the Portfolio underlying the Sub-Account. One of our criteria in selecting the Portfolios is that their investment managers intend to manage them in compliance with these diversification requirements.

     Owner Control. In certain circumstances, variable life insurance contract owners will be considered the owners, for tax purposes, of separate account assets underlying their contracts. In those circumstances, the contract owners could be subject to taxation on the income and gains from the separate account assets.

     In published rulings, the Internal Revenue Service has stated that a variable insurance contract owner will be considered the owner of separate account assets, if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. When the diversification regulations were issued, the Treasury Department announced that in the future, it would provide guidance on the extent to which variable contract owners could direct their investments among Sub-Accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this Prospectus, no such guidance has been issued. We cannot predict when or whether the Treasury Department will issue that guidance or what position the Treasury Department will take. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect.

     The ownership rights under the Contract are similar in many respects to those described in IRS rulings in which the contract owners were not deemed to own the separate account assets. In some respects, however, they differ. For example, under the Contract you have many more investment options to choose from than were available under the contracts involved in the published rulings, and you may be able to transfer Account Value among the investment options more frequently than in the published rulings. Because of these differences, it is possible that you could be treated as the owner, for tax purposes, of the Portfolio shares underlying your Contract and therefore subject to taxation on the income and gains on those shares. Moreover, it is possible that the Treasury Department's position, when announced, may adversely affect the tax treatment of existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner for tax purposes of the underlying assets.

     The remainder of this discussion assumes that the Contract will be treated as a life insurance contract for federal tax purposes.

     Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the Death Benefit payable under a Contract is excludable from gross income under the Tax Code. Certain transfers of the Contract, however, may result in a portion of the Death Benefit being taxable.

     If the Death Benefit is not received in a lump sum and is, instead, applied under one of the proceeds options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the insured's death), which will be includable in the beneficiary's income.

     Accelerated Death Benefit. In general, the tax treatment of an Accelerated Death Benefit is the same as the treatment of Death Benefits, as described above. However, where an Accelerated Death Benefit is based on the Insured's being "Chronically Ill", the Tax Code limits the amount of the Accelerated Death Benefit that will qualify for exclusion from federal income taxation. In some circumstances, an Accelerated Death Benefit under the Contract may exceed these limits, and the excess amount therefore may be taxable. Accordingly, if you are considering requesting an Accelerated Death Benefit, you should first consult a qualified tax adviser.

     Tax Deferral During Accumulation Period. Under existing provisions of the Tax Code, except as described below, any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Contract before the Insured dies. If you surrender your Contract, the Cash Value (less any Contract Fee paid upon surrender) will be includable in your income to the extent the amount received exceeds the "investment in the contract." The "investment in the contract" generally is the total Payments and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the Contract constitute income depends, in part, upon whether the Contract is considered a "modified endowment contract" ("MEC") for federal income tax purposes.


Contracts Which Are MECs

     Characterization of a Contract as a MEC. In general, this Contract will constitute a MEC unless (1) it was received in exchange for another life insurance contract which was not a MEC, (2) no Payments or other consideration (other than the exchanged contract) are paid into the Contract during the first 7 Contract Years, and (3) there is no withdrawal or reduction in the death benefit during the first 7 Contract Years. In addition, even if the Contract initially is not a MEC, it may, in certain circumstances, become a MEC if there is a later increase in benefits or any other "material change" of the Contract within the meaning of the tax law.

     Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If your Contract is a MEC, withdrawals from your Contract will be treated first as withdrawals of income and then as a recovery of Payments. Thus, you may realize taxable income upon a withdrawal if the Account Value exceeds the investment in the Contract. You may also realize taxable income when you take a Contract Loan, because any loan (including unpaid loan interest) under the Contract will be treated as a withdrawal for tax purposes. In addition, if you assign or pledge any portion of the value of your Contract (or agree to assign or pledge any portion), the assigned or pledged portion of your Account Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a Contract which is a MEC, you should consult a qualified tax adviser.

     Penalty Tax. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to ten percent of the portion of the withdrawal that is includable in income, unless the withdrawals are made: (1) after you reach age 59-1/2, (2) because you have become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, as defined in the tax law). Certain other exceptions to the ten percent penalty tax may apply.

     Payments under our systematic withdrawal program possibly may not qualify for the exception from penalty tax for "substantially equal periodic payments" which is described above. Accordingly, this Contract may be inappropriate for Contract Owners who expect to take substantially equal periodic payments prior to age 59-1/2. You should consult a qualified tax adviser before entering into a systematic withdrawal plan.

     Aggregation of Contracts. All life insurance contracts which are MECs and which are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one contract for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income.


Contracts Which Are Not MECs

     Tax Treatment of Withdrawals Generally. If your Contract is not a MEC, the amount of any withdrawal from the Contract will be treated first as a non-taxable recovery of Payments and then as income from the Contract. Thus, only the portion of a withdrawal that exceeds the investment in the Contract immediately before the withdrawal will be includable in taxable income.

     Certain Distributions Required by the Tax Law in the First 15 Contract Years. As indicated above, the Tax Code limits the amount of Payments that may be made and the Account Values that can accumulate relative to the Death Benefit. Where cash distributions are required under the Tax Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Tax Code, during this period), some or all of such amounts may be includable in taxable income.

     Tax Treatment of Loans. If your Contract is not a MEC, a loan received under the Contract generally will be treated as Indebtedness for tax purposes, rather than a withdrawal of Account Value. As a result, you will not realize taxable income on any part of the loan as long as the Contract remains in force. If you surrender your Contract, however, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Moreover, if any portion of your Contract Loan is a preferred loan, a portion of your Contract Loan may be includable in your taxable income. Generally, you may not deduct interest paid on loans under the Contract, even if you use the loan proceeds in your trade or business.

     Survivorship Contract. Although we believe that the Contract, when issued as a Survivorship Contract, meets the definition of life insurance contract under the Tax Code, the Tax Code does not directly address how it applies to Survivorship Contracts. In the absence of final regulations or other guidance under the Tax Code regarding this form of Contract, there is necessarily some uncertainty whether a Survivorship Contract will meet the Tax Code's definition of a life insurance contract. If you are considering purchasing a Survivorship Contract, you should consult a qualified tax adviser.

     If the Contract Owner is the last surviving Insured, the Death Benefit proceeds will generally be includable in the Contract Owner's estate on his or her death for purposes of the federal estate tax. If the Contract Owner dies and was not the last surviving Insured, the fair market value of the Contract may be included in the Contract Owner's estate. In general, the Death Benefit proceeds are not included in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Treatment of Maturity Benefits and Extension of Maturity Date. At the Maturity Date, we pay the Surrender Value to you. Generally, the excess of the Cash Value (less any applicable Contract Fee) over your investment in the Contract will be includable in your taxable income at that time. If you extend the Maturity Date past the year in which the Insured reaches age 100 pursuant to an extended maturity agreement (which must be done before the original Maturity Date), we believe the Contract will continue to qualify as life insurance under the Tax Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Surrender Value in the year in which the Insured attains age 100 and would realize taxable income at that time, even if the Contract proceeds were not distributed at that time.

     Actions to Ensure Compliance with the Tax Law. We believe that the maximum amount of Payments we intend to permit for the Contracts will comply with the Tax Code definition of a life insurance contract. We will monitor the amount of your Payments, and, if your total Payments during a Contract Year exceed those permitted by the Tax Code, we will refund the excess Payments within 60 days of the end of the Contract Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. We reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of a life insurance contract.

     Federal Income Tax Withholding. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a Contract, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As Contract Owner, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received under the Contract, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

     Tax Advice. This summary is not a complete discussion of the tax treatment of the Contract. You should seek tax advice from an attorney who specializes in tax issues.

             DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT

     Liberty Life Assurance Company of Boston. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

     Liberty Life writes individual life insurance on both a participating and a non-participating basis and group life and disability insurance and individual and group annuity contracts on a non-participating basis. The variable life insurance contracts described in this Prospectus are issued on a non-participating basis. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States we conduct life insurance business. Liberty Life has been rated "A" by A.M. Best and Company, independent analysts of the insurance industry. The Best's A rating is in the second highest rating category, which also includes a lower rating of A-. Best's Ratings merely reflect Best's opinion as to the relative financial strength of Liberty Life and Liberty Life's ability to meet its contractual obligations to its Contract holders. The ratings are not intended to reflect the financial strength or investment experience of the Variable Account. We may from time to time advertise these ratings in our sales literature.

     Liberty Life is a member of the Insurance Marketplace Standards Association ("IMSA"). Accordingly, we may use the IMSA logo and membership in IMSA in advertisements. Being a member means that Liberty Life has chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

     Liberty Life is an indirect wholly-owned subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual") and Liberty Mutual Fire Insurance Company. Liberty Mutual is a multi-line insurance and financial services institution.

     Pursuant to a Guarantee Agreement dated February 3, 1998, Liberty Mutual, our ultimate parent, unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that it will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

     Liberty Life also acts as a sponsor for two other of its separate accounts that are registered investment companies: Variable Account J and Variable Account K. The officers and employees of Liberty Life are covered by a fidelity bond in the amount of $70,000,000.

     Officers and Directors of Liberty Life. Our directors and executive officers are listed below, together with information as to their dates of election and principal business occupations during the past five years (if other than their present occupation). Where no dates are given, the person has held that position for at least the past five years.

     Edmund F. Kelly; Chairman of the board, April 2000 to date; President and Chief Executive Officer, June 1998 to date; President and Chief Administrative Officer, June 1995 to June 1998; Director, July 1992 to date; President and Chief Executive Officer, Liberty Mutual Insurance Company, April 1998 to date; President and Chief Operating Officer, Liberty Mutual Insurance Company, April 1992 to April 1998.

     Morton E. Spitzer; Chief Operating Officer--Individual; July 1992 to date; Director, August 1995 to date; Executive Vice President, July 1992 to June 2000; Executive Vice President, Chief Operating Officer and General Manager, Individual Life, Liberty Mutual Insurance Company, August, 2000 to date.

     Jean M. Scarrow; Chief Operating Officer--Group and Director, May 1997 to date; Executive Vice President, May 1997 to June 2000; Chief Operating Officer and General Manager, Group Markets, Liberty Mutual Insurance Company, August, 2000 to date; Senior Vice President, Liberty Mutual Insurance Company, May 1997 to August, 2000; Vice President, Liberty Mutual Insurance Company, April 1995 to May 1997.


     A. Alexander Fontanes; Vice President, March 1992 to date; Director, August 1995 to date; Senior Vice President and Chief Investment Officer, Liberty Mutual Insurance Company.

     John B. Conners; Director, August 1995 to date; Executive Vice President and Manager--
Personal Markets, Liberty Mutual Insurance Company.

     J. Paul Condrin, III; Vice President and Director, April 1997 to date; Senior Vice President and Chief Financial Officer, Liberty Mutual Insurance Company.


     Christopher C. Mansfield; Director, August 1995 to date; Senior Vice President and General Counsel, Liberty Mutual Insurance Company.

     Gary J. Ostrow; Vice President and Director of Corporate Taxation, June 1999 to date; Vice President and Director of Corporate Taxation, Liberty Mutual Insurance Company, January 1999 to date; Vice President, Taxes, AmerUs Life Holdings, Inc., 1995 to December, 1998.

     Dexter R. Legg; Secretary, December 2000 to date; Vice President and Secretary, Liberty Mutual Insurance Company, December 2000 to date; Vice President and Chief of Staff to CEO, Liberty Mutual Insurance Company, October 1998 to December 2000; Vice President and Manager, Liberty Mutual Insurance Company, March 1995 to October 1998.

     Elliot J. Williams; Treasurer, April 1997 to date; Vice President and Treasurer, Liberty Mutual Insurance Company.

     Ronald D. Ulich; Assistant Treasurer, June 2000 to date, Vice President and Manager, Private Equity Investments, Liberty Mutual Insurance Company, April, 1998 to date; Assistant Vice President and Manager of Private Equity Investments, Liberty Mutual Insurance Company, April 1996 to April 1998; Senior Investment Officer, Liberty Mutual Insurance Company, April, 1994 to April 1996.


     James W. Jakobek; Assistant Treasurer, September 1990 to date; Vice President and Manager, Liberty Mutual Insurance Company.

     Charlene Albanese; Assistant Secretary, December 1997 to date; Senior Business Analyst, March 2000 to date; Manager--Individual Life Policy Services, Liberty Mutual Insurance Company, August 1998 to March 2000; Assistant Manager Individual Life Policy Services, Liberty Mutual Insurance Company, July 1997 to August 1998; Manager--Individual Life Policy Services, Liberty Mutual Insurance Company, April 1991 to July 1997.

     Diane S. Bainton; Assistant Secretary, November 1995 to date; Assistant Secretary, Liberty Mutual Insurance Company.

     Katherine Desiderio; Assistant Secretary, November 1995 to date; Hearing Representative, Liberty Mutual Insurance Company.


     William J. O'Connell; Assistant Secretary and Assistant General Counsel, June 2000 to date; Vice President and Assistant General Counsel, November 1998 to June 2000; Vice President and Assistant General Counsel, Liberty Mutual Insurance Company, August 2000 to date; Assistant Vice President and Senior Corporate Counsel, Liberty Mutual Insurance Company, December 1988 to August 2000.


     James R. Pugh; Assistant Secretary, November 1995 to date; Senior Corporate Counsel, Liberty Mutual Insurance Company.


     Harvey Swedlove; Assistant Secretary, February 1997 to date; Vice President and General Counsel, Liberty Canada Holdings, Ltd., January 1996 to date.


     The business address of each of the foregoing officers and directors is 175 Berkeley Street, Boston, Massachusetts 02117.

     Financial Information Concerning Liberty Life. You should consider the financial statements for Liberty Life that are attached to the end of this Prospectus only as bearing on the Company's ability to meet its obligations under the Contract. They do not relate to the investment performance of the assets held in the Variable Account.

     Variable Account. LLAC Variable Account was originally established on July 10, 1998, as a segregated asset account of Liberty Life, under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Liberty Life.

     We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Account Value of the Contracts offered by this Prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Liberty Life.

     The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. In the future, we may use the Variable Account to fund other variable life insurance contracts. We will account separately for each type of variable life insurance contract funded by the Variable Account.

     Safekeeping of the Variable Account's Assets. We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

     State Regulation of Liberty Life. We are subject to the laws of Massachusetts and regulated by the Massachusetts Division of Insurance. Every year we file an annual statement with the Division of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Division of Insurance to verify our contract liabilities and reserves. We also are examined periodically by the National Association of Insurance Commissioners. Our books and records are subject to review by the Division of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.


                           DISTRIBUTION OF CONTRACTS

     Liberty Life Distributors LLC ("LLD") serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover New Hampshire 03820. LLD is our wholly-owned subsidiary. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

     The Contracts described in this Prospectus are sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with the affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

     The maximum sales compensation payable by the Company is not more than seven percent of the initial Payment. In addition, we may pay or permit other promotional incentives, in cash, or credit or other compensation. We may also pay asset-based expense allowances and service fees.

     The distribution agreement with LLD provides for indemnification of LLD by Liberty Life for liability to owners arising out of services rendered or contracts issued.


     The name and position of each officer and manager of LLD as of March 31, 2001, is as follows:


     John B. Conners, Chairman of the Board of Managers
     J. Paul Condrin, Manager
     A. Alexander Fontanes, Manager
     Christopher C. Mansfield, Manager
     Morton E. Spitzer, Manager
     John T. Treece, Jr., President

     Philip J. Guymont, Treasurer
     Stephen Batza, Assistant Treasurer
     Elliott J. Williams, Assistant Treasurer
     Dexter R. Legg, Secretary
     Anne G. Delaney, Vice President, Administration
     Gary J. Ostrow, Vice President

     William J. O'Connell, Assistant Secretary
     James R. Pugh, Assistant Secretary
     Lee W. Rabkin, Assistant Secretary

     Diane S. Bainton, Assistant Secretary

     The principal business address of Mr. Treece is 100 Liberty Way, Dover, New Hampshire 03820-5808. The principal business address of the remaining officers and managers of LLD is 175 Berkeley Street, Boston, Massachusetts 02117.


                               LEGAL PROCEEDINGS

     There are no pending legal proceedings affecting the Variable Account. Liberty Life is engaged in routine law suits which, in our management's judgment, are not of material importance to its total assets or material with respect to the Variable Account.


                                 LEGAL MATTERS


     All matters of Massachusetts law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Massachusetts law, have been passed upon by William J. O'Connell, Esq., Assistant General Counsel and Assistant Secretary. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson St., Suite 400, East Lobby, Washington, D.C. 20007-5201, serve as special counsel to Liberty Life with regard to the federal securities laws.



                            REGISTRATION STATEMENT


     We have filed a registration statement with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Variable Account, Liberty Life, and the Contracts. The descriptions in this Prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for their precise terms.


                                    EXPERTS

     The consolidated financial statements of Liberty Life Assurance Company of Boston at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of LLAC Variable Account at December 31, 2000 and for each of the two years in the period ended December 31, 2000, included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

     Actuarial matters included in this Prospectus and the registration statement of which it is a part, including the hypothetical Contract illustrations, have been examined by Douglas Wood, FSA, MAAA, Associate Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.


                             FINANCIAL STATEMENTS

     The consolidated financial statements of Liberty Life Assurance Company of Boston that are included should be considered only as bearing upon Liberty Life's ability to meet its contractual obligations under the Contracts. Liberty Life's consolidated financial statements do not bear on the investment experience of the assets held in the Variable Account.

                             LLAC Variable Account

                         Audited Financial Statements

                         Year ended December 31, 2000


                                   Contents

                                                                 Page
                                                                -----
Report of Independent Auditors ..............................   F-2
Audited Financial Statements
Statement of Assets and Liabilities .........................   F-3
Statements of Operations and Changes in Net Assets ..........   F-4
Notes to Financial Statements ...............................   F-14

                        Report of Independent Auditors


To the Board of Directors of Liberty Life Assurance Company of Boston and Contract Owners of LLAC Variable Account

     We have audited the accompanying statement of assets and liabilities of LLAC Variable Account (comprising, respectively, the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund -- Capital Appreciation Portfolio, Dreyfus Socially Responsible Growth Fund, Colonial Small Cap Value Fund -- Variable Series, Colonial High Yield Securities Fund -- Variable Series, Colonial Strategic Income Fund -- Variable Series, Colonial U.S. Growth & Income Fund -- Variable Series, Liberty All-Star Equity Fund -- Variable Series, MFS Emerging Growth Series, MFS Research Series, MFS Utilities Series, MFS Growth with Income Series, SteinRoe Balanced Fund -- Variable Series, SteinRoe Growth Stock Fund -- Variable Series, SteinRoe Money Market Fund) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2000. These financial statements are the responsibility of Liberty Life Assurance Company of Boston's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of LLAC Variable Account at December 31, 2000, and the results of its operations and changes in net assets for each of the two years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.




                                          /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 9, 2001

                             LLAC Variable Account

                      Statement of Assets and Liabilities

                               December 31, 2000


Assets
 Investments at market value:
  AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - 6,652 shares (cost $240,448) ................. $  205,141
   AIM V.I. Government Securities Fund - 3,925 shares (cost $43,950) .................     43,801
   AIM V.I. International Equity Fund - 6,682 shares (cost $163,418) .................    134,447
  Dreyfus Funds
   Dreyfus Stock Index Fund - 13,793 shares (cost $504,283) ..........................    468,973
   Dreyfus Variable Investment Fund - Capital Appreciation Portfolio -
    2,434 shares (cost $99,320) ......................................................     94,715
   Dreyfus Socially Responsible Growth Fund - 1,667 shares (cost $63,318) ............     57,452
  Liberty Variable Investment Trust
   Colonial Small Cap Value Fund, Variable Series - 5,242 shares (cost $51,740) ......     56,247
   Colonial High Yield Securities Fund, Variable Series - 6,330 shares
    (cost $53,852) ...................................................................     47,161
   Colonial Strategic Income Fund, Variable Series - 5,430 shares (cost $56,332) .....     51,150
   Colonial U.S. Growth & Income Fund, Variable Series - 11,983 shares
    (cost $233,005) ..................................................................    218,937
   Liberty All-Star Equity Fund, Variable Series - 4,079 shares (cost $53,089) .......     50,657
  MFS Variable Insurance Trust
   MFS Emerging Growth Series - 4,185 shares (cost $141,730) .........................    120,691
   MFS Research Series - 3,725 shares (cost $85,618) .................................     77,484
   MFS Utilities Series - 4,228 shares (cost $100,763) ...............................     99,664
   MFS Growth with Income Series - 5,967 shares (cost $125,756) ......................    125,369
  SteinRoe Variable Investment Trust
   SteinRoe Balanced Fund, Variable Series - 2,679 shares (cost $45,079) .............     43,797
   SteinRoe Growth Stock Fund, Variable Series - 6,766 shares (cost $354,113) ........    302,106
   SteinRoe Money Market Fund - 126,900 shares (cost $126,900) .......................    126,900
                                                                                       ----------
      Total assets ...................................................................  2,324,692
                                                                                       ----------
 Liabilities                                                                                   --
                                                                                       ----------
      Net assets ..................................................................... $2,324,692
                                                                                       ==========
 Net assets
  Variable life contracts (Note 6) ................................................... $2,324,692
                                                                                       ==========


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                        AIM V.I.             AIM V.I.
                                                  Capital Appreciation Government Securities
                                                          Fund                 Fund
                                                      2000      1999       2000       1999
                                                  ----------- -------- ----------- ---------
Income
  Dividends .....................................  $   3,875   $    1   $   2,129    $ 5
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...................     11,966        1       5,771      4
                                                   ---------   ------   ---------    -----
 Net investment income (expense) ................     (8,091)      --      (3,642)     1
 Realized gain (loss) ...........................        193       --         690     --
 Unrealized appreciation (depreciation)
  during the period ................... .........    (35,408)     101        (143)      (6)
                                                   ---------   ------   ---------    ------
 Net increase (decrease) in net assets
  from operations ...............................    (43,306)     101      (3,095)      (5)
                                                   ---------   ------   ---------    ------
 Purchase payments from contract owners .........    212,102    2,057      71,802     49
 Transfers between accounts .....................     34,931       --     (24,276)   100
 Contract terminations ..........................       (231)      --        (267)    --
 Contract loans (Note 5) ........................       (393)      --        (515)    --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ...................       (120)      --           8     --
                                                   ---------   ------   ---------    -----
 Net increase in net assets from
  contract transactions ............... .........    246,289    2,057      46,752    149
                                                   ---------   ------   ---------    -----
 Net assets at beginning of year ................      2,158       --         144     --
                                                   ---------   ------   ---------    -----
 Net assets at end of year ......................  $ 205,141   $2,158   $  43,801    $144
                                                   =========   ======   =========    =====


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                              AIM V.I.                      Dreyfus
                                                        International Equity              Stock Index
                                                                Fund                          Fund
                                                        2000           1999            2000           1999
                                                    -----------   --------------   ------------   -----------
Income
  Dividends .....................................    $   7,381        $   6         $   8,521       $  14
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...................       13,705           10            41,634          33
                                                     ---------        -------       ---------       -------
 Net investment income (expense) ................       (6,324)            (4)        (33,113)        (19)
 Realized gain (loss) ...........................       (1,131)          --             1,750          --
 Unrealized appreciation (depreciation)
  during the period ................... .........      (29,167)         196           (35,362)         52
                                                     ---------        -------       ---------       -------
 Net increase (decrease) in net assets
  from operations ..................... .........      (36,622)         192           (66,725)         33
                                                     ---------        -------       ---------       -------
 Purchase payments from contract owners .........      157,145        4,138           501,099       1,746
 Transfers between accounts .....................       10,412           39            35,787         242
 Contract terminations ..........................         (212)          --            (1,646)         --
 Contract loans (Note 5) ........................         (281)          --            (1,810)         --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ......... .........         (357)            (7)            249            (2)
                                                     ---------        --------      ---------       --------
 Net increase in net assets from
  contract transactions .........................      166,707        4,170           533,679       1,986
                                                     ---------        -------       ---------       -------
 Net assets at beginning of year ................        4,362           --             2,019          --
                                                     ---------        -------       ---------       -------
 Net assets at end of year ......................    $ 134,447        $4,362        $ 468,973       $2,019
                                                     ---------        -------       ---------       -------


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                  Dreyfus Variable
                                                  Investment Fund -       Dreyfus Socially
                                                Capital Appreciation     Responsible Growth
                                                      Portfolio                 Fund
                                                  2000         1999         2000      1999
                                              ------------ ------------ ----------- --------
Income
  Dividends .................................  $    2,025     $   4      $    402    $  --
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...............      23,020         6         1,669       --
                                               ----------     ------     --------    -----
 Net investment income (expense) ............     (20,995)         (2)     (1,267)      --
 Realized gain (loss) .......................       5,469        --           (15)      --
 Unrealized appreciation (depreciation)
  during the period ................... .....      (4,609)        4        (5,866)      --
                                               ----------     -------    --------    -----
 Net increase (decrease) in net assets
  from operations ..................... .....     (20,135)        2        (7,148)      --
                                               ----------     -------    --------    -----
 Purchase payments from contract owners .....     222,481       945        64,091       --
 Transfers between accounts .................    (107,580)      106           503       --
 Contract terminations ......................        (557)       --            --       --
 Contract loans (Note 5) ....................        (795)       --            --       --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ......... .....         250          (2)          6       --
                                               ----------     --------   --------    -----
 Net increase in net assets from
  contract transactions .....................     113,799     1,049        64,600       --
                                               ----------     -------    --------    -----
 Net assets at beginning of year ............       1,051        --            --       --
                                               ----------     -------    --------    -----
 Net assets at end of year ..................  $   94,715     $1,051     $ 57,452    $  --
                                               ==========     =======    ========    =====


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                             Colonial                     Colonial
                                                          Small Cap Value           High Yield Securities
                                                               Fund                         Fund
                                                         2000           1999           2000          1999
                                                    -------------   -----------   -------------   ---------
Income
  Dividends .....................................     $   576         $   1         $ 4,486         $  1
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...................       9,148             6           4,417            3
                                                      --------        -------       --------        -----
 Net investment income (expense) ................      (8,572)           (5)             69           (2)
 Realized gain (loss) ...........................       1,369            --            (205)          --
 Unrealized appreciation (depreciation)
  during the period ................... .........       4,384           123          (6,690)          (1)
                                                      --------        -------       --------        ------
 Net increase (decrease) in net assets
  from operations ..................... .........      (2,819)          118          (6,826)          (3)
                                                      --------        -------       --------        ------
 Purchase payments from contract owners .........      61,223         2,540          63,755           34
 Transfers between accounts .....................      (4,310)            1          (9,397)          99
 Contract terminations ..........................        (179)           --            (198)          --
 Contract loans (Note 5) ........................        (321)           --            (296)          --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ......... .........          (8)            2              (7)          --
                                                      ----------      -------       ----------      -----
 Net increase in net assets from
  contract transactions .........................      56,405         2,543          53,857          133
                                                      ---------       -------       ---------       -----
 Net assets at beginning of year ................       2,661            --             130           --
                                                      ---------       -------       ---------       -----
 Net assets at end of year ......................     $56,247         $2,661        $47,161         $130
                                                      =========       =======       =========       =====


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                             Colonial                       Colonial
                                                         Strategic Income             U.S. Growth & Income
                                                               Fund                           Fund
                                                         2000           1999          2000            1999
                                                    --------------   ----------   ------------   -------------
Income
  Dividends .....................................     $  5,005         $  --       $  20,706        $   48
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...................        1,827             2          22,643            20
                                                      --------          ----       ---------        --------
 Net investment income (expense) ................        3,178            (2)         (1,937)           28
 Realized gain (loss) ...........................            3            --           1,353            (2)
 Unrealized appreciation (depreciation)
  during the period ................... .........       (5,181)           (1)        (14,069)            1
                                                      --------          ------     ---------        --------
 Net increase (decrease) in net assets
  from operations ..................... .........       (2,000)           (3)        (14,653)           27
                                                      --------          ------     ---------        --------
 Purchase payments from contract owners .........       66,602             3         216,047         1,312
 Transfers between accounts .....................      (13,469)          100          17,182            99
 Contract terminations ..........................          (82)           --            (518)           --
 Contract loans (Note 5) ........................           --            --            (714)           --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ......... .........           (1)           --             156            (1)
                                                      -----------       -----      ---------        --------
 Net increase in net assets from
  contract transactions .........................       53,050           103         232,153         1,410
                                                      ----------        -----      ---------        --------
 Net assets at beginning of year ................          100            --           1,437           --
                                                      ----------        -----      ---------        --------
 Net assets at end of year ......................     $ 51,150           $100      $ 218,937        $1,437
                                                      ==========        =====      =========        ========


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999





                                                             Liberty                      MFS
                                                         All-Star Equity            Emerging Growth
                                                              Fund                       Series
                                                         2000          1999         2000          1999
                                                    -------------   ---------   ------------   ---------
Income
  Dividends .....................................     $ 2,818         $ --        $  1,271       $ --
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...................       3,076            2          15,082          2
                                                      --------        -----       --------       -----
 Net investment income (expense) ................        (258)          (2)        (13,811)        (2)
 Realized gain (loss) ...........................          62           --          (2,214)         3
 Unrealized appreciation (depreciation)
  during the period ................... .........      (2,436)           4         (21,091)        52
                                                      --------        -----       --------       -----
 Net increase (decrease) in net assets
  from operations ..................... .........      (2,632)           2         (37,116)        53
                                                      --------        -----       --------       -----
 Purchase payments from contract owners .........      50,348            3         148,199        411
 Transfers between accounts .....................       2,907           97          10,218         33
 Contract terminations ..........................         (67)          --            (497)        --
 Contract loans (Note 5) ........................          --           --            (289)        --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ......... .........          (1)          --            (321)        --
                                                      ----------      -----       --------       -----
 Net increase in net assets from
  contract transactions .........................      53,187          100         157,310        444
                                                      ---------       -----       --------       -----
 Net assets at beginning of year ................         102           --             497         --
                                                      ---------       -----       --------       -----
 Net assets at end of year ......................     $50,657         $102        $120,691       $497
                                                      =========       =====       ========       =====



See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                                MFS                        MFS
                                                             Research                   Utilities
                                                              Series                      Series
                                                         2000           1999          2000        1999
                                                    -------------   -----------   -----------   --------
Income
  Dividends .....................................     $   148         $   --       $  1,974      $  --
 Expenses (Note 3)
  Mortality and expense risk
  and administrative charges ....................       1,385              7          3,843         12
                                                      -------         -------      --------      -----
 Net investment income (expense) ................      (1,237)            (7)        (1,869)       (12)
 Realized gain (loss) ...........................          14             --           (149)        --
 Unrealized appreciation (depreciation)
  during the period ................... .........      (8,197)            63         (1,118)        19
                                                      -------         -------      --------      -----
 Net increase (decrease) in net assets
  from operations ..................... .........      (9,420)            56         (3,136)         7
                                                      -------         -------      --------      -----
 Purchase payments from contract owners .........      83,908          1,942        102,929        318
 Transfers between accounts .....................       1,002             --           (394)        --
 Contract terminations ..........................          --             --           (136)        --
 Contract loans (Note 5) ........................          --             --             --         --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ......... .........          (7)             3             76         --
                                                      -------         -------      --------      -----
 Net increase in net assets from
  contract transactions .........................      84,903          1,945        102,475        318
                                                      -------         -------      --------      -----
 Net assets at beginning of year ................       2,001             --            325         --
                                                      -------         -------      --------      -----
 Net assets at end of year ......................     $77,484         $2,001       $ 99,664      $ 325
                                                      =======         ======       ========      =====


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                            MFS                   SteinRoe
                                                     Growth With Income           Balanced
                                                           Series                   Fund
                                                        2000       1999         2000         1999
                                                    -----------   ------   -------------   -------
Income
  Dividends .....................................    $    347      $ --      $     4      $ --
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...................       2,244        --          722        --
                                                     --------      ----      --------      ----
 Net investment income (expense) ................      (1,897)       --         (718)       --
 Realized gain (loss) ...........................         160        --          (70)       --
 Unrealized appreciation (depreciation)
  during the period ................... .........        (388)        1       (1,282)       --
                                                     --------      ----      --------      ----
 Net increase (decrease) in net assets
  from operations ..................... .........      (2,125)        1       (2,070)       --
                                                     --------      ----      -------       ----
 Purchase payments from contract owners .........     129,215        43       46,968        --
 Transfers between accounts .....................      (1,595)       --       (1,093)       --
 Contract terminations ..........................        (170)       --           (4)       --
 Contract loans (Note 5) ........................          --        --           --        --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ......... .........          --        --           (4)       --
                                                     --------      ----      --------     ----
 Net increase in net assets from
  contract transactions .........................     127,450        43       45,867        --
                                                     --------      ----      -------      ----
 Net assets at beginning of year ................          44        --           --        --
                                                     --------      ----      -------      ----
 Net assets at end of year ......................    $125,369      $ 44      $43,797      $ --
                                                     ========      ====      =======      ====


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                             SteinRoe                    SteinRoe
                                                           Growth Stock                Money Market
                                                               Fund                        Fund
                                                        2000           1999          2000          1999
                                                    ------------   -----------   ------------   ----------
Income
  Dividends .....................................    $   5,774       $  --        $   2,674       $   13
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...................       23,738          34           13,777           25
                                                     ---------       -------      ---------       ------
 Net investment income (expense) ................      (17,964)        (34)         (11,103)         (12)
 Realized gain (loss) ...........................         (827)         --               --           --
 Unrealized appreciation (depreciation)
  during the period ................... .........      (52,081)         74               --           --
                                                     ---------       -------      ---------       ------
 Net increase (decrease) in net assets
  from operations ..................... .........      (70,872)         40          (11,103)         (12)
                                                     ---------       -------      ---------       ------
 Purchase payments from contract owners .........      329,002       1,286          129,702        4,505
 Transfers between accounts .....................       44,065          46            5,107         (962)
 Contract terminations ..........................         (518)         --             (341)          --
 Contract loans (Note 5) ........................         (858)         --             (109)          --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ......... .........          (84)         (1)             113           --
                                                     ---------       --------     ---------       ------
 Net increase in net assets from
  contract transactions .........................      371,607        1,331         134,472        3,543
                                                     ---------       -------      ---------       ------
 Net assets at beginning of year ................        1,371          --            3,531           --
                                                     ---------       -------      ---------       ------
 Net assets at end of year ......................    $ 302,106       $1,371       $ 126,900       $3,531
                                                     =========       =======      =========       ======


See accompanying notes to financial statements.

                             LLAC Variable Account

               Statement of Operations and Changes in Net Assets


                For the Years Ended December 31, 2000 and 1999




                                                        Total           Total
                                                         2000           1999
                                                    -------------   ------------
Income
  Dividends .....................................    $   70,116       $   93
 Expenses (Note 3)
  Mortality and expense risk
   and administrative charges ...................       199,667          167
                                                     ----------       --------
 Net investment income (expense) ................      (129,551)         (74)
 Realized gain (loss) ...........................         6,452            1
 Unrealized appreciation (depreciation)
  during the period .............................      (218,704)         682
                                                     ----------       --------
 Net increase (decrease) in net assets
  from operations ...............................      (341,803)         609
                                                     ----------       --------
 Purchase payments from contract owners .........     2,656,618       21,332
 Transfers between accounts .....................            --           --
 Contract terminations ..........................        (5,623)          --
 Contract loans (Note 5) ........................        (6,381)          --
 Other transfers (to) from Liberty Life
  Assurance Company of Boston ...................           (52)          (8)
                                                     ----------       ---------
 Net increase in net assets from
  contract transactions .........................     2,644,562       21,324
                                                     ----------       --------
 Net assets at beginning of year ................        21,933           --
                                                     ----------       --------
 Net assets at end of year ......................    $2,324,692       $21,933
                                                     ==========       ========


See accompanying notes to financial statements.

                             LLAC Variable Account

                         Notes to Financial Statements

                               December 31, 2000

1. Organization

     LLAC Variable Account (the "Variable Account") is a separate investment account established by Liberty Life Assurance Company of Boston (the "Company") to receive and invest premium payments from group and individual variable life insurance contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The eligible fund options are as follows:

  AIM Variable Insurance Funds, Inc.
    AIM V.I. Capital Appreciation Fund
    AIM V.I. Government Securities Fund
    AIM V.I. International Equity Fund

  Dreyfus Funds
    Dreyfus Stock Index Fund
    Dreyfus Variable Investment Fund - Capital Appreciation Portfolio Dreyfus Socially Responsible Growth Fund

  Liberty Variable Investment Trust (LVIT)
    Colonial Small Cap Value Fund, Variable Series
    Colonial High Yield Securities Fund, Variable Series
    Colonial Strategic Income Fund, Variable Series
    Colonial U.S. Growth & Income Fund, Variable Series
    Liberty All-Star Equity Fund, Variable Series

  MFS Variable Insurance Trust
    MFS Emerging Growth Series
    MFS Research Series
    MFS Utilities Series
    MFS Growth With Income Series

  SteinRoe Variable Investment Trust (SRVIT)
    SteinRoe Balanced Fund, Variable Series
    SteinRoe Growth Stock Fund, Variable Series
    SteinRoe Money Market Fund

                             LLAC Variable Account

2. Significant Accounting Policies

     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

     If a contractholder's financial transaction is not executed on the appropriate investment date, a correcting buy or sell of shares is required by the Company in order to make the contractholder whole. The resulting risk of a gain or loss has no effect on the contractholder's account and is fully assumed by the Company.

     The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account. Therefore, no provision for income taxes has been charged against the Variable Account.


3. Expenses

     Liberty's Spectrum Select, a modified single payment variable life (SPVUL) insurance contract, has no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. An annual contract fee to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 1.65% of contract value.

     Liberty's Spectrum Select Plus, a flexible premium variable life (FPVUL) insurance contract, has a deduction made from each purchase payment for taxes and sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. A monthly contract fee to cover the cost of contract administration is deducted from each contractholder's account at the beginning of each contract month. Daily

                             LLAC Variable Account

3. Expenses (continued)

deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 0.60% of contract value.


4. Affiliated Company Transactions

     The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation, an affiliate of the Company, is the investment advisor to the LVIT. Colonial Management Services, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT for all portfolios except the Liberty All-Star Equity Fund. Liberty Asset Management Company, and affiliate of the Company, is the investment sub-advisor for the Liberty All-Star Equity Fund.


5. Contract Loans

     Contractholders are permitted to borrow against the cash value of their account. The loan proceeds are deducted from the Variable Account and recorded in the Company's general account as an asset.


6. Unit Values

     A summary of the accumulation unit values, the accumulation units and dollar value outstanding at December 31, 2000 are as follows:



                                                                Unit
                                                                Value             Units            Dollars
                                                           --------------   -----------------   -------------
   AIM V.I. Capital Appreciation Fund - SPVUL ..........  $ 8.121036            16,693.8639      $ 135,571
   AIM V.I. Capital Appreciation Fund - FPVUL ..........    9.667561              7,196.2370        69,570
   AIM V.I. Government Securities Fund - SPVUL .........   10.769357              2,325.8427        25,048
   AIM V.I. Government Securities Fund - FPVUL .........   10.885929              1,722.7404        18,753
   AIM V.I. International Equity Fund - SPVUL ..........    7.217934              9,547.2250        68,911
   AIM V.I. International Equity Fund - FPVUL ..........    8.214804              7,977.8349        65,536
   Dreyfus Stock Index Fund - SPVUL ....................    9.708128             27,057.0804       262,674
   Dreyfus Stock Index Fund - FPVUL ....................    9.302438             22,176.9121       206,299
   Dreyfus Variable Investment Fund - Capital
    Appreciation Portfolio - SPVUL .....................   10.486153              5,745.6905        60,250
   Dreyfus Variable Investment Fund - Capital
    Appreciation Portfolio - FPVUL .....................    9.912223              3,476.9869        34,465
   Dreyfus Socially Responsible Growth
    Fund - SPVUL .......................................    8.706079              5,905.3507        51,413
   Dreyfus Socially Responsible Growth
    Fund - FPVUL .......................................    8.973985                672.9998         6,039

                             LLAC Variable Account

6. Unit Values (continued)


                                                           Unit
                                                          Value             Units           Dollars
                                                     ---------------   ---------------   -------------
   Colonial Small Cap Value Fund, Variable
    Series - SPVUL ...............................    $  12.068265       1,093.1174       $  13,192
   Colonial Small Cap Value Fund, Variable
    Series - FPVUL ...............................       12.470589       3,452.5226          43,055
   Colonial High Yield Securities Fund, Variable
    Series - SPVUL ...............................        9.100304       2,565.5912          23,348
   Colonial High Yield Securities Fund, Variable
    Series - FPVUL ...............................        9.265123       2,570.1699          23,813
   Colonial Strategic Income Fund, Variable
    Series - SPVUL ...............................        9.872745       4,226.2917          41,725
   Colonial Strategic Income Fund, Variable
    Series - FPVUL ...............................        9.886196         953.3667           9,425
   Colonial U.S. Growth & Income Fund, Variable
    Series - SPVUL ...............................       11.439459       9,074.6634         103,809
   Colonial U.S. Growth & Income Fund, Variable
    Series - FPVUL ...............................       10.508550      10,955.6780         115,128
   Liberty All-Star Equity Fund, Variable
    Series - SPVUL ...............................       10.044111       2,536.0622          25,473
   Liberty All-Star Equity Fund, Variable
    Series - FPVUL ...............................       10.991575       2,291.2285          25,184
   MFS Emerging Growth Series - SPVUL ............        7.242991       7,797.9581          56,481
   MFS Emerging Growth Series - FPVUL ............        9.560767       6,716.0344          64,210
   MFS Research Series - SPVUL ...................        9.060230       7,762.7301          70,332
   MFS Research Series - FPVUL ...................       10.063004         710.6715           7,152
   MFS Utilities Series - SPVUL ..................        9.952650       8,500.5983          84,603
   MFS Utilities Series - FPVUL ..................       11.476361       1,312.2766          15,061
   MFS Growth with Income Series - SPVUL .........       10.587035      11,270.0884         119,317
   MFS Growth with Income Series - FPVUL .........       10.385100         582.7320           6,052
   SteinRoe Balanced Fund, Variable
    Series - SPVUL ...............................        9.576966       4,234.0048          40,549
   SteinRoe Balanced Fund, Variable
    Series - FPVUL ...............................        9.844495         329.9631           3,248
   SteinRoe Growth Stock Fund, Variable
    Series - SPVUL ...............................        8.326473      22,067.3603         183,743
   SteinRoe Growth Stock Fund, Variable
    Series - FPVUL ...............................        9.412483      12,575.0984         118,363
   SteinRoe Money Market Fund - SPVUL ............       10.141637       4,886.4212          49,557
   SteinRoe Money Market Fund - FPVUL ............       10.585297       7,306.6793          77,343
                                                                       ------------      ----------
                                                                       246,270.0723      $2,324,692
                                                                       ============      ==========

                             LLAC Variable Account

7. Purchases and Sales of Securities

     The cost of shares purchased and proceeds from shares sold by the Variable Account during 2000 are shown below:



                                                                      Purchases        Sales
                                                                    -------------   -----------
   AIM V.I. Capital Appreciation Fund ...........................   $  245,756       $  7,558
   AIM V.I. Government Securities Fund ..........................       70,200         27,090
   AIM V.I. International Equity Fund ...........................      174,009         13,626
   Dreyfus Stock Index Fund .....................................      532,887         32,321
   Dreyfus Variable Investment Fund - Capital Appreciation
    Portfolio ...................................................      233,231        140,427
   Dreyfus Socially Responsible Growth Fund .....................       64,134            801
   Colonial Small Cap Value Fund, Variable Series ...............       62,154         14,321
   Colonial High Yield Securities Fund, Variable Series .........       65,986         12,060
   Colonial Strategic Income Fund, Variable Series ..............       70,626         14,398
   Colonial U.S. Growth & Income Fund, Variable Series ..........      254,228         24,012
   Liberty All-Star Equity Fund, Variable Series ................       54,793          1,864
   MFS Emerging Growth Series ...................................      157,135         13,636
   MFS Research Series ..........................................       84,607            941
   MFS Utilities Series .........................................      103,789          3,183
   MFS Growth with Income Series ................................      129,073          3,520
   SteinRoe Balanced Fund, Variable Series ......................       47,503          2,354
   SteinRoe Growth Stock Fund, Variable Series ..................      371,835         18,192
   SteinRoe Money Market Fund ...................................      184,322         60,953
                                                                    ----------       --------
                                                                    $2,906,268       $391,257
                                                                    ==========       ========

8. Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life insurance contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

                   Liberty Life Assurance Company of Boston

                   Audited Consolidated Financial Statements

                    Years ended December 31, 2000 and 1999


                                   Contents

                                                                         Page
                                                                        -----
Report of Independent Auditors ......................................   F-20
Audited Consolidated Financial Statements
Consolidated Balance Sheets .........................................   F-21
Consolidated Statements of Income ...................................   F-22
Consolidated Statements of Changes in Stockholders' Equity ..........   F-23
Consolidated Statements of Cash Flows ...............................   F-24
Notes to Consolidated Financial Statements ..........................   F-26

                        Report of Independent Auditors


The Board of Directors
Liberty Life Assurance Company of Boston

     We have audited the accompanying consolidated balance sheets of Liberty Life Assurance Company of Boston (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Liberty Life Assurance Company of Boston at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.




                                          /s/ ERNST & YOUNG LLP


Boston, Massachusetts
February 2, 2001

                   Liberty Life Assurance Company of Boston

                          Consolidated Balance Sheets



                                                                December 31
                                                            2000            1999
                                                       -------------   -------------
Assets                                                        (In Thousands)
Investments:
 Fixed maturities, available for sale ..............   $3,415,066      $2,693,142
 Equity securities, available for sale .............          844               5
 Policy loans ......................................       60,655          57,007
 Short-term investments ............................      197,088          73,210
 Other invested assets .............................       85,622          81,650
                                                       ----------      ----------
Total investments ..................................    3,759,275       2,905,014
Cash and cash equivalents ..........................       18,548          26,497
Amounts recoverable from reinsurers ................      461,661          70,601
Premiums receivable ................................       38,681          16,443
Federal income taxes recoverable ...................        4,526              --
Investment income due and accrued ..................       46,804          35,385
Deferred policy acquisition costs ..................      137,972         130,283
Other assets .......................................       29,674          17,160
Assets held in separate accounts ...................    2,398,576       2,276,666
                                                       ----------      ----------
Total assets .......................................   $6,895,717      $5,478,049
                                                       ==========      ==========
Liabilities and Stockholders' Equity
Liabilities:
 Future policy benefits ............................   $1,873,240      $1,585,710
 Policyholders' and beneficiaries' funds ...........    1,383,996       1,037,230
 Funds withheld on reinsurance .....................      360,079              --
 Policy and contract claims ........................       55,716          42,928
 Dividends to policyholders ........................       12,953          12,337
 Experience rating refund reserves .................        3,311           4,601
 Liability for participating policies ..............       75,570          75,924
 Federal income taxes payable ......................           --          18,288
 Deferred federal income taxes .....................       64,932          23,940
 Due to Parent .....................................       37,450           5,973
 Accrued expenses and other liabilities ............      261,682         140,417
 Liabilities related to separate accounts ..........    2,398,576       2,276,666
                                                       ----------      ----------
Total liabilities ..................................    6,527,505       5,224,014
Stockholders' equity:
 Common stock, $312.50 par value; 8,000 shares
   authorized, issued and outstanding ..............        2,500           2,500
 Additional paid-in capital ........................       56,500          56,500
 Retained earnings .................................      231,083         191,973
 Accumulated other comprehensive income ............       78,129           3,062
                                                       ----------      ----------
Total stockholders' equity .........................      368,212         254,035
                                                       ----------      ----------
Total liabilities and stockholders' equity .........   $6,895,717      $5,478,049
                                                       ==========      ==========


See accompanying notes to consolidated financial statements.

                   Liberty Life Assurance Company of Boston

                       Consolidated Statements of Income



                                                                      Year ended December 31
                                                                  2000          1999          1998
                                                              -----------   -----------   -----------
                                                                          (In Thousands)
Revenues:
 Premiums, net ............................................   $625,023       $ 500,602     $ 469,510
 Net investment income ....................................   235,799          192,903       164,998
 Realized capital and other gains on investments ..........    42,113            9,480        18,311
 Contractholder charges and assessments ...................    15,463           12,040         9,816
 Other revenues ...........................................    20,179           23,286        20,289
                                                              --------       ---------     ---------
Total revenues ............................................   938,577          738,311       682,924
Benefits and expenses:
 Death and other policy benefits ..........................   417,880          309,377       298,277
 Recoveries from reinsurers on ceded claims ...............   (36,964)         (16,383)      (12,740)
 Provision for future policy benefits and other
   policy liabilities ........................... .........   274,105          236,204       213,368
 Interest credited to policyholders .......................    73,654           50,096        42,355
 Change in deferred policy acquisition costs ..............   (18,346)         (18,604)      (12,920)
 General expenses .........................................   140,162          128,570       120,495
 Insurance taxes and licenses .............................    16,228           12,080        11,960
 Dividends to policyholders ...............................    12,622           12,062        11,561
                                                              --------       ---------     ---------
Total benefits and expenses ...............................   879,341          713,402       672,356
                                                              --------       ---------     ---------
 Income before federal income taxes and
   earnings of participating policies .....................    59,236           24,909        10,568
 Federal income taxes .....................................    20,480            7,945         3,441
                                                              --------       ---------     ---------
 Income before earnings of participating policies .........    38,756           16,964         7,127
 Earnings of participating policies net of federal
   income tax benefit of $1,035 in 2000, $2,032
   in 1999 and $3,317 in 1998 .............................      (354)           1,260         1,853
                                                              --------       ---------     ---------
Net income ................................................   $39,110        $  15,704     $   5,274
                                                              ========       =========     =========


See accompanying notes to consolidated financial statements.

                   Liberty Life Assurance Company of Boston

          Consolidated Statements of Changes in Stockholders' Equity
                                (In Thousands)




                                                                                    Accumulated
                                                           Additional                  Other
                                                  Common     Paid-in    Retained   Comprehensive
                                                   Stock     Capital    Earnings      Income         Total
                                                 -------- ------------ ---------- -------------- -------------
Balance at January 1, 1998 ..................... $2,500      $52,500   $170,995     $  131,909   $357,904
Comprehensive income:
 Net income ....................................                          5,274                     5,274
 Other comprehensive income, net of
  tax:
  Net unrealized gains on investments ..........                                        24,174     24,174
  Foreign currency translation
   adjustment ..................................                                           961        961
                                                                                                 --------
Comprehensive income ...........................                                                   30,409
                                                 ------      -------   --------     ----------   --------
Balance at December 31, 1998 ...................  2,500       52,500    176,269        157,044    388,313
Additional paid-in capital .....................               4,000                                4,000
Comprehensive income:
 Net income ....................................                         15,704                    15,704
 Other comprehensive income, net of
  tax:
  Net unrealized losses on investments .........                                      (154,608)  (154,608)
  Foreign currency translation
   adjustment ..................................                                           626        626
                                                 ------      -------   --------     ----------   --------
Comprehensive loss .............................                                                 (138,278)
                                                                                                 --------
Balance at December 31, 1999 ...................  2,500       56,500    191,973          3,062    254,035
Comprehensive income:
 Net income ....................................                         39,110                    39,110
 Other comprehensive income, net of
  tax:
  Net unrealized gains on investments ..........                                        79,114     79,114
  Foreign currency translation
   adjustment ..................................                                        (4,047)    (4,047)
                                                                                                 --------
Comprehensive income ...........................                                                  114,177
                                                 ------      -------   --------     ----------   --------
Balance at December 31, 2000 ................... $2,500      $56,500   $231,083     $   78,129   $368,212
                                                 ======      =======   ========     ==========   ========


See accompanying notes to consolidated financial statements.

                   Liberty Life Assurance Company of Boston

                     Consolidated Statements of Cash Flows



                                                                          Year ended December 31
                                                                   2000              1999            1998
                                                             ---------------   ---------------   ------------
                                                                              (In Thousands)
Cash flows from operating activities
 Premiums collected ......................................   $  612,647         $    515,259     $ 445,376
 Investment income received ..............................      202,396              163,258       137,106
 Other considerations received ...........................       20,405               15,864        13,595
 Policyholder claims paid ................................     (313,959)            (240,442)     (210,111)
 Surrender benefits paid .................................      (30,522)             (51,610)      (76,775)
 General expenses paid ...................................     (124,644)            (109,646)     (102,627)
 Insurance taxes and licenses paid .......................      (15,104)             (13,279)      (12,584)
 Policyholder dividends paid .............................      (12,051)             (11,568)      (10,996)
 Federal income taxes (paid) recovered,
   including capital gains taxes .........................      (42,738)              (3,465)          773
 Intercompany net receipts ...............................       31,476               (7,767)        5,146
 Other (payments) receipts ...............................      (21,029)               4,411        (3,268)
                                                             ----------         ------------     ----------
Net cash provided by operating activities ................      306,877              261,015       185,635
Cash flows from investing activities
 Proceeds from fixed maturities sold .....................      522,325              380,197       301,907
 Proceeds from fixed maturities matured ..................        5,190               39,473        52,370
 Cost of fixed maturities acquired .......................   (1,088,358)            (854,037)     (639,354)
 Proceeds from equity securities sold ....................       27,960                7,102         6,973
 Cost of equity securities acquired ......................       (1,048)                (546)         (342)
 Change in policy loans ..................................       (3,648)              (3,854)       (3,822)
 Investment cash in transit ..............................          785                  574        (1,881)
 Proceeds from short-term investments
   sold or matured .......................................    1,329,943            1,026,230     1,002,551
 Cost of short-term investments acquired .................   (1,453,675)          (1,061,029)     (982,689)
 Net proceeds from reverse repurchase agreements .........       (6,488)              12,359            --
 Proceeds from other long-term investments sold ..........       10,123                8,210         8,623
 Cost of other long-term investments acquired ............      (18,097)             (16,517)      (14,934)
                                                             ----------         ------------     ----------
Net cash used in investing activities ....................     (674,988)            (461,838)     (270,598)
Cash flows from financing activities
 Additional paid-in capital ..............................           --                4,000            --
 Policyholders' deposits on investment contracts .........      387,723              273,565       239,357
 Policyholders' withdrawals from investment
   contracts .............................................     (107,734)            (113,834)     (133,503)
 Change in securities loaned .............................       80,173              (54,021)       59,508
                                                             ----------         ------------     ----------
Net cash provided by financing activities ................      360,162              109,710       165,362
                                                             ----------         ------------     ----------
Change in cash and cash equivalents ......................       (7,949)             (91,113)       80,399
Cash and cash equivalents, beginning of year .............       26,497              117,610        37,211
                                                             ----------         ------------     ----------
Cash and cash equivalents, end of year ...................   $   18,548         $     26,497     $ 117,610
                                                             ==========         ============     ==========


See accompanying notes to consolidated financial statements.

                   Liberty Life Assurance Company of Boston

                                                                     Year ended December 31
                                                               2000           1999           1998
                                                           ------------   ------------   ------------
                                                                         (In Thousands)
Reconciliation of net income to net cash provided
  by operating activities:
 Net income ............................................   $ 39,110        $  15,704      $   5,274
 Adjustments to reconcile net income to net cash
   provided by operating activities:
   Realized capital and other gains on
     investments .......................................    (42,113)          (9,480)       (18,311)
    Accretion of bond discount .........................    (21,243)         (22,412)       (22,783)
    Interest credited to policyholders .................     73,616           47,244         43,958
    Changes in assets and liabilities:
     Change in securities loaned .......................    (80,173)          54,021        (59,508)
     Amounts recoverable from reinsurers ...............   (391,060)         (12,324)        (2,964)
     Premiums receivable ...............................    (22,238)           5,947         (8,784)
     Investment income due and accrued .................    (11,419)          (6,761)        (4,860)
     Deferred policy acquisition costs .................    (18,346)         (18,604)       (12,920)
     Other assets ......................................    (12,514)          (4,566)        (4,617)
     Future policy benefits ............................    287,530          250,025        207,217
     Policy and contract claims ........................     12,788            4,136         (3,430)
     Funds withheld on reinsurance .....................    360,079               --             --
     Dividends to policyholders ........................        616              511            580
     Experience rating refund liabilities ..............     (1,290)           3,778           (937)
     Liability for participating policies ..............       (354)           1,260          1,853
     Change in federal income tax balances .............    (22,814)            (315)        19,321
     Deferred federal income taxes .....................    (11,015)          (9,009)       (15,107)
     Due to Parent .....................................     31,477           (7,435)         5,146
     Accrued expenses and other liabilities ............    136,240          (30,705)        56,507
                                                           --------        ---------      ---------
     Net cash provided by operating activities .........   $306,877        $ 261,015      $ 185,635
                                                           ========        =========      =========


See accompanying notes to consolidated financial statements.

                   Liberty Life Assurance Company of Boston

                   Notes to Consolidated Financial Statements
                             (Amounts in Thousands)

1. Nature of Operations and Significant Accounting Policies


Organization

     Liberty Life Assurance Company of Boston (the Company) is domiciled in the Commonwealth of Massachusetts. The Company is directly owned 100% by Liberty Mutual Property-Casualty Holding Corporation, a subsidiary directly owned 90% by Liberty Mutual Insurance Company and 10% by Liberty Mutual Fire Insurance Company (Liberty Mutual).

     The Company insures life, annuity and accident and health risks for groups and individuals. The Company also issues structured settlement contracts and administers separate account contracts. The Company is licensed and sells its products in all 50 states, the District of Columbia and Canada.


Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.


Principles of Consolidation

     The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Less than majority-owned entities in which the Company has at least a 20% interest are accounted for using the equity method. All significant intercompany transactions and balances have been eliminated.


Accounting Changes

     In 2000, the Company adopted Statement of Position (SOP) 98-7, Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. The adoption of SOP 98-7 did not have a material impact on the Company's consolidated financial statements.

     In 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements.

     In 1999, the Company adopted SOP 98-5, Reporting the Costs of Start-Up Activities. SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 be written-off and any

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes (continued)

future start-up costs be expensed as incurred. The adoption of SOP 98-5 did not have a material impact on the Company's consolidated financial statements.

In 1999, the Company adopted SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. The adoption of SOP 97-3 did not have a material impact on the Company's consolidated financial statements.


Recent Accounting Pronouncements

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company will use to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which the Company must report its statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. The impact of any such changes on the Company's surplus is not expected to be material.


Investments

     Fixed maturity and equity securities are classified as available for sale and are carried at fair value. Unrealized gains and losses on fixed maturity and equity securities are reflected in accumulated other comprehensive income, net of applicable deferred income taxes.

     For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustments are included in investment income.

     Cash and cash equivalents include cash and all highly liquid investments with maturities of three months or less at the date of acquisition.

     Short-term investments include investments with maturities of less than one year at the date of acquisition.

     Other invested assets, principally investments in limited partnerships, are accounted for using the equity method.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)

Policy loans are reported at unpaid loan balances.

Realized capital gains and losses are determined on the specific identification basis.


Deferred Policy Acquisition Costs

     Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, certain costs of policy underwriting and variable agency expenses. Acquisition costs related to traditional and group life insurance and certain long-duration group accident and health insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Costs relating to group life and disability insurance policies are amortized straight-line over a five-year period. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity and equity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the net unrealized gains or losses that are reflected in accumulated other comprehensive income.


Recognition of Traditional Life Premium Revenue and Related Expenses

     Premiums on traditional life insurance policies are recognized as revenue when due. Benefits and expenses are associated with premiums so as to result in the recognition of profits over the life of the policies. This association is accomplished by providing liabilities for future policy benefits and the deferral and subsequent amortization of acquisition costs.


Recognition of Universal Life Revenue and Policy Account Balances

     Revenues from universal life policies represent investment income from the related invested assets and amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges paid and administrative fees. Policy account balances consist of consideration received plus credited interest, less accumulated policyholder charges, assessments and withdrawals. Credited interest rates were between 5.25% and 6.3% in 2000, 1999 and 1998.


Investment Contracts

     The Company writes certain annuity and structured settlement contracts without mortality risk which are accounted for as investment contracts. Revenues for investment contracts consist

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Investment Contracts (continued)

of investment income from the related invested assets, with profits recognized to the extent investment income earned exceeds the amount credited to the contract. This method of computing the liability for future policy benefits effectively results in recognition of profits over the benefit period. Policy account balances consist of consideration received plus credited interest less policyholder withdrawals. Credited interest rates for annuity contracts were between 5.25% and 7.5% in 2000, 5.0% and 6.55% in 1999 and 5.0% and 5.85% in
1998. Credited interest rates for structured settlement contracts were between 6.1% and 11.4% in 2000, 1999 and 1998.


Future Policy Benefits

     Liabilities for future policy benefits for traditional life policies have been computed using the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Interest rate assumptions were between 4.5% and 10.25% for all years of issue. Mortality assumptions have been calculated principally on an experience multiple applied to the 1955-60 and 1965-70 Select and Ultimate Basic Tables for issues prior to 1986, the 1986 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1986 to 1992 issues and the 1991 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1993 and subsequent issues. Withdrawal assumptions generally are based on the Company's experience.

     The liability for future policy benefits with respect to structured settlement contracts with life contingencies and single premium group annuities (group pension) is determined based on interest crediting rates between 6.1% and 11.4%, and the mortality assumptions are based on the 1971 GAM and IAM tables.

     Future policy benefits for long-term disability cases are computed using the 1987 Commissioners' Group Disability Table adjusted for the Company's experience.


Policy and Contract Claims

     Accident and health business policy and contract claims principally include claims in course of settlement and claims incurred but not reported, which are determined based on a formula derived as a result of the Company's past experience. Claims liabilities may be more or less than the amounts paid when the claims are ultimately settled. Such differences represent changes in estimates and are recorded in the statement of income in the year the claims are settled.


Reinsurance

     All assets and liabilities related to reinsurance ceded contracts are reported on a gross basis in the balance sheets. The statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance (continued)

     Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts.


Federal Income Taxes

     Income taxes have been provided using the liability method in accordance with SFAS No. 109, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.


Participating Policies

     Participating policies approximate 23%, 26% and 28% of ordinary life insurance in force at December 31, 2000, 1999 and 1998, respectively, and 7%, 10% and 13% of ordinary insurance premium revenue in 2000, 1999 and 1998, respectively. Dividends to participating policyholders are calculated as the sum of the difference between the assumed mortality, interest and loading, and the actual experience of the Company relating to participating policyholders. As a result of statutory regulations, the major portion of earnings from participating policies inures to the benefit of the participating policyholders and is not available to stockholders. Undistributed earnings of the participating block of business is represented by the liability for participating policies in the consolidated balance sheets. The payment of dividends to stockholders is further restricted by insurance laws of the Commonwealth of Massachusetts.


Foreign Currency Translations

     The Company enters into certain transactions that are denominated in a currency other than the U.S. dollar. Functional currencies are assigned to foreign currencies. These amounts are accumulated and then converted to U.S. dollars. The unrealized gain or loss from the translation is reflected in accumulated other comprehensive income, net of deferred federal income taxes. The translations are calculated using current exchange rates for the balance sheet and average exchange rates for the statement of income.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

     Separate account assets and liabilities reported in the consolidated balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the consolidated financial statements. Fees charged on separate account policyholder deposits are included in other income.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

2. Investments


Fixed Maturities

     The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturities available for sale are summarized below:




                                                               December 31, 2000
                                           ----------------------------------------------------------
                                                               Gross          Gross
                                             Amortized      Unrealized     Unrealized        Fair
                                                Cost           Gains         Losses          Value
                                           -------------   ------------   ------------   ------------
   U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies ..........   $  270,190      $ 67,873        $  (1,831)    $  336,232
   Debt securities issued by states
    and municipalities .................       66,961         1,835           (1,075)        67,721
   Corporate securities ................    1,778,068        87,053          (40,068)     1,825,053
   U.S. government guaranteed
    mortgage-backed securities .........    1,164,666        34,847          (13,453)     1,186,060
                                           ----------      --------        ---------     ----------
   Total fixed maturities available
    for sale ...........................   $3,279,885      $191,608        $ (56,427)    $3,415,066
                                           ==========      ========        =========     ==========




                                                                December 31, 1999
                                           ------------------------------------------------------------
                                                               Gross           Gross
                                             Amortized      Unrealized      Unrealized         Fair
                                                Cost           Gains          Losses           Value
                                           -------------   ------------   --------------   ------------
   U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies ..........   $  337,706         $59,722       $   (2,019)    $  395,409
   Debt securities issued by states
    and municipalities .................       55,826               1           (1,994)        53,833
   Corporate securities ................    1,331,087          26,229          (55,776)     1,301,540
   U.S. government guaranteed
    mortgage-backed securities .........      983,637           5,972          (47,249)       942,360
                                           ----------         -------       ----------     ----------
   Total fixed maturities available
    for sale ...........................   $2,708,256         $91,924       $ (107,038)    $2,693,142
                                           ==========         =======       ==========     ==========

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)
2. Investments (continued)

Fixed Maturities (continued)

     The amortized cost and fair value of the Company's investment in fixed maturities available for sale by contractual maturity are summarized below:

                                                                          December 31, 2000
                                                                     ----------------------------
                                                                       Amortized         Fair
                                                                          Cost           Value
                                                                     -------------   ------------
   Maturity in one year or less ..................................   $   65,738      $   74,259
   Maturity after one year through five years ....................      547,197         545,266
   Maturity after five years through ten years ...................      842,838         920,714
   Maturity after ten years ......................................      659,446         688,767
   U.S. government guaranteed mortgage-backed securities .........    1,164,666       1,186,060
                                                                     ----------      ----------
   Total fixed maturities available for sale .....................   $3,279,885      $3,415,066
                                                                     ==========      ==========

     The expected maturities in the foregoing table may differ from the contractual maturities because certain eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     Gross gains of $13,227, $1,809 and $11,163 and gross losses of $12,735, $3,818 and $516 were realized on the sales of fixed maturities available for sale during 2000, 1999 and 1998, respectively.

     At December 31, 2000, bonds with a cost of $43,627 were on deposit with state insurance departments to satisfy regulatory requirements.


Equity Securities and Other Invested Assets

     Unrealized gains and losses on investments in equity securities available for sale are reflected in stockholders' equity and do not affect operations. Unrealized gains and losses on other invested assets are reflected in realized capital and other gains or stockholders' equity based upon the underlying financial statement reporting of the partnerships. The cost, gross unrealized gains and losses, and fair value of those investments are summarized below:



                                                      December 31, 2000
                                     ---------------------------------------------------
                                                     Gross          Gross
                                                  Unrealized     Unrealized       Fair
                                        Cost         Gains         Losses        Value
                                     ---------   ------------   ------------   ---------
   Equity securities .............   $   160        $   690       $     (6)    $   844
   Other invested assets .........    77,051         12,659         (4,088)     85,622
                                     -------        -------       --------     -------
   Total .........................   $77,211        $13,349       $ (4,094)    $86,466
                                     =======        =======       ========     =======

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)
2. Investments (continued)

Equity Securities and Other Invested Assets (continued)



                                                      December 31, 1999
                                     ---------------------------------------------------
                                                     Gross          Gross
                                                  Unrealized     Unrealized       Fair
                                        Cost         Gains         Losses        Value
                                     ---------   ------------   ------------   ---------
   Equity securities .............   $     5             --             --     $     5
   Other invested assets .........    62,503        $24,511       $ (5,364)     81,650
                                     -------        -------       --------     -------
   Total .........................   $62,508        $24,511       $ (5,364)    $81,655
                                     =======        =======       ========     =======

Net Investment Income

     Major categories of the Company's net investment income are summarized below:



                                                                    Year ended December 31
                                                                2000          1999          1998
                                                            -----------   -----------   -----------
   Investment income:
    Fixed maturities ....................................   $229,987       $189,121      $160,351
    Policy loans ........................................      3,732          3,224         3,238
    Short-term investments and cash equivalents .........      3,798          2,659         2,598
    Other invested assets ...............................      1,574          1,399         2,003
                                                            --------       --------      --------
   Gross investment income ..............................    239,091        196,403       168,190
   Less investment expenses .............................      3,292          3,500         3,192
                                                            --------       --------      --------
   Net investment income ................................   $235,799       $192,903      $164,998
                                                            ========       ========      ========

Realized Capital and Other Gains on Investments

     Realized capital and other gains (losses) on investments were derived from the following sources:



                                                              Year ended December 31
                                                         2000          1999          1998
                                                      ----------   ------------   ----------
    Fixed maturities ..............................   $   492        $ (2,009)     $10,647
    Equity securities .............................        --           6,568        3,629
    Other invested assets .........................    41,621           4,921        4,035
                                                      -------        --------      -------
    Realized capital and other gains on investments   $42,113        $  9,480      $18,311
                                                      =======        ========      =======

Concentration of Investments

     There were no investments in a single entity's fixed maturities in excess of ten percent of stockholders' equity at December 31, 2000 and 1999.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

3. Reinsurance

     Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company cedes business to reinsurers to share risks under life, health, and annuity contracts for the purpose of providing the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources. The effect of reinsurance assumed and ceded on premiums was as follows:



                                                       Year ended December 31, 2000
                                           -----------------------------------------------------
                                                           Assumed
                                                             From        Ceded to
                                              Direct        Other         Other          Net
                                              Amount      Companies     Companies       Amount
                                           -----------   -----------   -----------   -----------
   Individual Life and Annuity .........   $253,904         $  139       $ 3,269     $250,774
   Group Life and Disability ...........    336,283            304        33,584      303,003
   Group Pension and Other .............     76,909          7,005        12,668       71,246
                                           --------         ------       -------     --------
   Total premiums ......................   $667,096         $7,448       $49,521     $625,023
                                           ========         ======       =======     ========


                                                       Year ended December 31, 1999
                                           -----------------------------------------------------
                                                           Assumed
                                                             From        Ceded to
                                              Direct        Other         Other          Net
                                              Amount      Companies     Companies       Amount
                                           -----------   -----------   -----------   -----------
   Individual Life and Annuity .........    $213,392       $   156       $ 2,390      $211,158
   Group Life and Disability ...........     265,721           306        11,624       254,403
   Group Pension and Other .............      22,132        25,043        12,134        35,041
                                            --------       -------       -------      --------
   Total premiums ......................    $501,245       $25,505       $26,148      $500,602
                                            ========       =======       =======      ========


                                                       Year ended December 31, 1998
                                           -----------------------------------------------------
                                                           Assumed
                                                             From        Ceded to
                                              Direct        Other         Other          Net
                                              Amount      Companies     Companies       Amount
                                           -----------   -----------   -----------   -----------
   Individual Life and Annuity .........    $148,153        $3,873       $ 1,907      $150,119
   Group Life and Disability ...........     317,155           482        14,758       302,879
   Group Pension and Other .............      20,908         5,354         9,750        16,512
                                            --------        ------       -------      --------
   Total premiums ......................    $486,216        $9,709       $26,415      $469,510
                                            ========        ======       =======      ========

     Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.

     The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

4. Federal Income Taxes

     The Company is included in a consolidated federal income tax return with Liberty Mutual and its other subsidiaries. Under a written tax sharing agreement, approved by the Board of Directors, Liberty Mutual collects from and refunds to the subsidiaries the amount of taxes or benefits determined as if Liberty Mutual and the subsidiaries filed separate returns.

     Federal income tax expense (benefit) attributable to income from operations was composed of the following:



                                                 Year ended December 31
                                             2000         1999         1998
                                          ----------   ---------   -----------
    Current ...........................   $19,924       $3,150      $  18,548
    Deferred ..........................       556        4,795        (15,107)
                                          -------       ------      ---------
   Federal income tax expense .........   $20,480       $7,945      $   3,441
                                          =======       ======      =========

     A reconciliation of federal income tax expense as recorded in the consolidated statements of income with expected federal income tax expense computed at the applicable federal income tax rate of 35% is summarized below:



                                                               Year ended December 31
                                                            2000         1999        1998
                                                         ----------   ---------   ---------
   Expected income tax expense .......................    $20,733      $8,718      $3,699
    Adjustments to income taxes resulting from:
     Reconciliation of prior year tax return .........       (141)        (52)       (756)
     Other, net ......................................       (112)       (721)        498
                                                          -------      ------      ------
   Federal income tax expense ........................    $20,480      $7,945      $3,441
                                                          =======      ======      ======

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)
4. Federal Income Taxes (continued)

     The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred liabilities are summarized below:



                                                                                December 31
                                                                       -----------------------------
                                                                            2000            1999
                                                                       --------------   ------------
   Deferred tax assets:
    Dividends to policyholders .....................................     $    3,029      $   2,953
    Unearned interest on policy loans ..............................            174            350
    Unearned group premium adjustment ..............................             21             80
    Accrued surrender charges on deposit funds .....................          1,047          1,444
    Recapture of statutory reinsurance .............................         46,791         35,250
    Bonds market valuation adjustment ..............................             --          6,239
    Cumulative foreign currency translations .......................            441             --
    Other ..........................................................          1,605            784
                                                                         ----------      ---------
   Total deferred tax assets .......................................         53,108         47,100
                                                                         ----------      ---------
   Deferred tax liabilities:
    Future policy benefits .........................................        (40,948)       (32,556)
    Deferred acquisition costs .....................................        (23,344)       (23,800)
    Bonds purchased at market discount .............................         (3,775)        (3,138)
    Bonds market valuation adjustment ..............................        (42,635)            --
    Unrealized gain on other long-term investments .................         (3,029)        (6,527)
    Reconciliation of taxes on other long-term investments .........         (2,284)        (2,284)
    Cumulative foreign currency translations .......................             --         (1,707)
    Deferred and uncollected premium adjustment ....................         (1,024)          (839)
    Other ..........................................................         (1,001)          (189)
                                                                         ----------      ---------
   Total deferred tax liabilities ..................................       (118,040)       (71,040)
                                                                         ----------      ---------
   Net deferred tax liability ......................................     $  (64,932)     $ (23,940)
                                                                         ==========      =========

     In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

     Prior to 1984, a portion of the Company's income was not taxed, but was accumulated in a "policyholders' surplus account." In the event that those amounts are distributed to stockholders', or the balance of the account exceeds certain limitations under the Internal Revenue Code, the excess amounts would become taxable at current rates. The policyholders' surplus account balance at December 31, 2000 and 1999 was approximately $4,000. Management does not intend to take actions nor does management expect any events to occur that would cause federal income taxes to become payable on that amount. However, if such taxes were assessed, the amount of taxes payable would be approximately $1,400 in 2000 and 1999.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

5. Unpaid Claims Liability for Group Accident and Health Business

     The following table provides a reconciliation of the beginning and ending balances of unpaid claim liabilities, principally included in future policy benefits, net of reinsurance recoverables:



                                                               Year ended December 31
                                                              -------------------------
                                                                  2000          1999
                                                              -----------   -----------
   Unpaid claim liabilities, at beginning of year .........   $403,585       $ 366,935
    Less reinsurance recoverables .........................      1,394             852
                                                              --------       ---------
   Net balance at beginning of year .......................    402,191         366,083
   Claims incurred related to:
    Current year ..........................................    242,856         185,673
    Prior years--incurred .................................    (22,273)        (34,085)
    Prior years--interest .................................     18,249          19,357
                                                              --------       ---------
   Total incurred .........................................    238,832         170,945
   Claims paid related to:
    Current year ..........................................     74,554          46,185
    Prior years ...........................................     86,079          88,652
                                                              --------       ---------
   Total paid .............................................    160,633         134,837
                                                              --------       ---------
   Net balance at end of year .............................    480,390         402,191
   Add reinsurance recoverables ...........................        963           1,394
                                                              --------       ---------
   Unpaid claim liabilities, at end of year ...............   $481,353       $ 403,585
                                                              ========       =========

     The favorable development in 2000 and 1999 related to claims incurred in prior years resulted from the Company's actual experience being better than expected. Interest accrued on prior year reserves has been calculated on the opening reserve balance less one half year's cash payments at the average rate at which the Company's reserves were discounted during 2000 and 1999.


6. Risk-Based Capital and Retained Earnings

     Life insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company meets the RBC requirements.

     The payment of dividends by the Company to stockholders is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Commonwealth of Massachusetts Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)
6. Risk-Based Capital and Retained Earnings (continued)

     According to a resolution voted by the Board of Directors of the Company, not more than the larger of 10% of statutory profits on participating business or fifty cents per thousand dollars of participating business in force in a given year may accrue to the benefit of stockholders. The amount of statutory unassigned (deficit) surplus held for the benefit of participating policyholders and stockholders was $(27,432) and $108,271, respectively, at December 31, 2000. Dividends paid to policyholders were $12,051 in 2000, and there were no dividends paid to stockholders in 2000.


7. Commitments and Contingencies

     The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating reserves for policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material effect on the Company's consolidated financial position or results of operations.

     The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. At December 31, 2000 and 1999, the Company has accrued $344 and $571, respectively, of premium tax deductions. The Company recognizes its obligations for guaranty fund assessments at the time the events occur on which assessments are expected to be based. Expenses incurred for guaranty fund assessments were $283, $101 and $23 in 2000, 1999 and 1998, respectively.


8. Separate Accounts

     Separate accounts held by the Company primarily represent funds that are administered for pension plans. The assets consist of common stock, long-term bonds, real estate and short-term investments which are carried at estimated fair value. Investment income and changes in asset values do not affect the operating results of the Company. Separate accounts business is maintained independently from the general account of the Company. The Company provides administrative services for these contracts. Fees earned by the Company related to these contracts included in other revenues were $3,024, $3,425 and $2,016 for the years ended December 31, 2000, 1999 and 1998, respectively.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

9. Benefit Plans

     Significant benefit plans are sponsored by Liberty Mutual and the associated costs are shared by members of the Liberty Companies. Liberty Mutual's sponsored plans are summarized as follows:


        (a) Pension Plan

        Liberty Mutual sponsors noncontributory defined benefit pension plans (the Plans) covering U.S. employees who have attained age 21 and have completed one year of service and Canadian employees who have completed one year of service. The benefits are based on years of service and the employee's "final average compensation" which is the employee's average annual compensation for the highest five consecutive calendar years during the ten years immediately preceding retirement.

        In 1997, Liberty Mutual adopted SFAS No. 87, Employers' Accounting For Pensions, for vested employees. Assets of the Plans consist primarily of investments in life insurance company separate accounts and a collective investment trust fund, which invests primarily in fixed income and Standard and Poor's Index of 500 equity securities. At December 31, 2000 and 1999, assets of the Plans totaling $2,301,358 and $2,090,855, respectively, were held in separate accounts managed by the Company.

        Under the intercompany pooling agreement, there was no pension expense charged to the Company in 2000, 1999 and 1998.

        (b) Postretirement Benefits
        Liberty Mutual provides certain health care and life insurance benefits (postretirement) for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age and have ten years of service working for the Liberty Companies. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are based upon a participant's final compensation subject to the plan maximum.

        Under the intercompany pooling arrangement, $869, $935 and $372 of postretirement expense was charged to the Company in 2000, 1999 and 1998, respectively.

        (c) Thrift-Incentive Plan
        Liberty Mutual sponsors a defined contribution savings plan for all employees of the Liberty Companies who meet certain eligibility requirements. During 2000, 1999 and 1998 employees were permitted to contribute a percentage of their annual compensation on a combined before-tax and after-tax basis, subject to certain limitations imposed by the Tax Reform Act of 1986. In 2000, 1999 and 1998 Liberty Mutual matched a percentage of contributions made by employees. Liberty Mutual's expense was $54,000, $56,068 and $40,278 in 2000, 1999 and
        1998, respectively. Under the intercompany pooling arrangement, the Company's expense related to the Thrift-Incentive Plan is borne by Liberty Mutual.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

10. Related-Party Transactions

     Under a Service Agreement between the Company and Liberty Mutual, Liberty Mutual provides personnel, office space, equipment, computer processing and other services. The Company reimburses Liberty Mutual for these services at cost, and for any other special services supplied at the Company's request. Substantially all of the Company's general expenses incurred in 2000, 1999 and 1998 related to this agreement.

     The Company insures the group term life and disability risks for Liberty Mutual employees. Premiums associated with these policies amounted to $16,903, $17,135 and $17,249 in 2000, 1999 and 1998, respectively.

     The Company insures key officers of the Liberty Mutual Group under an Optional Life Insurance Plan. Premiums associated with this plan amounted to $61,371, $9,809 and $9,329 in 2000, 1999 and 1998, respectively.

     Liberty Mutual purchases structured settlement annuity contracts, with and without life contingencies, from the Company. Premiums under these contracts amounted to $166,243, $158,008 and $137,663 in 2000, 1999 and 1998,
respectively. The related policy and contract reserves with respect to all structured settlement annuity contracts purchased by Liberty Mutual amounted to $950,219 and $822,803 at December 31, 2000 and 1999, respectively.

     Liberty Mutual deposited $9,709 and $4,180 with the Company in 2000 and 1999, respectively, to fund certain Liberty Mutual environmental claim transactions. Such amounts have been included in the liability for policyholders' and beneficiaries' funds at December 31, 2000 and 1999, respectively.

     Keyport Life Insurance Company cedes 100% of the premiums and benefits of certain structured settlement annuity contracts, with and without life contingencies, to the Company. Premiums under these contracts amounted to $3,971, $5,488 and $4,280 in 2000, 1999 and 1998, respectively. The related policy and contract reserves with respect to these structured settlement annuity contracts assumed by the Company amounted to $22,353 and $18,460 at December 31, 2000 and 1999, respectively.

     On December 31, 2000, the Company entered into a reinsurance agreement with Liberty Re (Bermuda) Limited to cede to Liberty Re 100% of its existing group life and single premium group annuity business. Liberty Re is a 100% owned subsidiary of Liberty Mutual. The reinsurance recoverable related to the reserves ceded by the Company to Liberty Re amounted to $360,079 at December 31, 2000. In addition, a $16,000 initial ceding commission will be recognized in earnings by the Company over the life of the businesses ceded.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

11. Deferred Policy Acquisition Costs

     Details with respect to deferred policy acquisition costs are summarized below:



                                                    Year ended December 31
                                                       2000          1999
                                                   -----------   -----------
   Balance, beginning of year ..................   $130,283       $ 98,856
    Additions ..................................     23,875         23,430
    Amortization ...............................     (5,529)        (4,826)
    Valuation adjustment for unrealized (losses)
     gains on fixed maturities .................    (10,657)        12,823
                                                   --------       --------
   Balance, end of year ........................   $137,972       $130,283
                                                   ========       ========

12. Statutory Financial Information

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above.

     During 1998, the Company entered into a reinsurance agreement with Liberty Mutual to cede to Liberty Mutual 100% of its existing group long and short-term disability, individual accident and sickness, and student accident and health business. The Company received permission from the Commonwealth of Massachusetts to treat this agreement as prospective reinsurance in its entirety for 1998. This agreement increased the Company's statutory net gain from operations before federal income taxes by $17,148, $35,184 and $64,898 in 2000, 1999 and 1998, respectively. There are no other material permitted practices.

     Statutory net (loss) income and capital and surplus is as follows:




                                                 2000          1999         1998
                                             -----------   -----------   ----------
   Statutory net (loss) income ...........   $  (142)       $ 12,947     $ 9,741
   Statutory capital and surplus .........   140,589         141,902     115,449

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

13. Stockholders' Equity

     The components of accumulated other comprehensive income are as follows:




                                                                   Net          Foreign        Accumulated
                                                               Unrealized       Currency          Other
                                                                  Gains       Translation     Comprehensive
                                                                (Losses)       Adjustment        Income
                                                              ------------   -------------   --------------
   Balance at January 1, 1998 .............................   $ 130,326        $  1,583        $  131,909
   Gross unrealized gains (net of deferred
    income tax expense of $20,552) ........................     38,168                             38,168
   Less reclassification adjustment for gains, realized
    in net income (net of tax expense of $6,409) ..........    (11,902)                           (11,902)
   Adjustment to deferred policy acquisition costs
    (net of deferred income tax benefit of $1,126).........     (2,092)                            (2,092)
                                                              ---------                        ----------
   Net unrealized gains ...................................     24,174                             24,174
   Foreign currency translation adjustment ................                         961               961
                                                              ---------        --------        ----------
   Balance at December 31, 1998 ...........................    154,500            2,544           157,044
   Gross unrealized losses (net of deferred income
    tax benefit of $81,494) ...............................   (151,346)                          (151,346)
   Less reclassification adjustment for
    gains, realized in net income (net of tax
    benefit of $2,117) ....................................    (11,597)                           (11,597)
   Adjustment to deferred policy acquisition
    costs (net of deferred income tax
    expense of $4,488) ....................................      8,335                              8,335
                                                              ---------                        ----------
   Net unrealized loss ....................................   (154,608)                          (154,608)
   Foreign currency translation adjustment ................                         626               626
                                                              --------         --------        ----------
   Balance at December 31, 1999 ...........................       (108)           3,170             3,062
   Gross unrealized gains (net of deferred income
    tax expense of $61,133) ...............................    113,415                            113,415
   Less reclassification adjustment for
    gains, realized in net income (net of tax
    expense of $14,740) ...................................    (27,373)                           (27,373)
   Adjustment to deferred policy acquisition
    costs (net of deferred income tax
    benefit of $3,729) ....................................     (6,928)                            (6,928)
                                                              ---------                        ----------
   Net unrealized gains ...................................     79,114                             79,114
   Foreign currency translation adjustment ................   ---------          (4,047)           (4,047)
                                                                               --------        ----------
   Balance at December 31, 2000 ...........................   $ 79,006         $   (877)       $   78,129
                                                              =========        ========        ==========

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)
13. Stockholders' Equity (continued)

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of stockholders' equity are summarized below:



                                                                       December 31
                                                            2000           1999           1998
                                                        -----------   -------------   -----------
   Balance, end of year comprises:
    Unrealized investment gains (losses) on:
     Fixed maturities ...............................   $135,181        $ (15,114)     $ 248,776
     Equity investments and other ...................      1,287           19,147          1,086
                                                        --------        ---------      ---------
   Total ............................................    136,468            4,033        249,862
   Amounts of unrealized investment gains
    (losses) attributable to:
     Deferred policy acquisition costs ..............     (9,450)           1,207        (11,616)
     Deferred federal income taxes ..................    (48,012)          (5,348)       (83,746)
                                                        --------        ---------      ---------
   Total ............................................    (57,462)          (4,141)       (95,362)
                                                        --------        ---------      ---------
   Net unrealized investment gains (losses) .........   $ 79,006        $    (108)     $ 154,500
                                                        ========        =========      =========

14. Segment Information

     The Company's business is organized in three principal segments:
Individual Life and Annuity, Group Life and Disability, and Group Pension and Other. In the Individual Life and Annuity segment, the Company sells a variety of individual products, including participating whole life, term insurance, universal life, structured settlements, and immediate and deferred annuity contracts. These products are sold through a combination of distribution methods, including Company agents, Liberty Mutual personal markets agents, direct marketers, and banks. In the Group Life and Disability segment, the Company sells group life and long-term and short-term disability products to corporate and organizational customers through the Company's group market agency force. The Group Pension and Other segment is a closed block of active pension customers, as well as international customer life and disability products.

     The accounting policies of the segments are the same as those described in
Note 1. The Company evaluates performance based on income before federal income taxes and earnings of participating policies of the segments.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)
14. Segment Information (continued)

     The following table summarizes selected financial information by segment:




                                                              Year ended December 31
                                                        2000             1999            1998
                                                   --------------   --------------   -----------
   Revenues:
    Individual Life and Annuity ................    $  435,483        $  353,355      $ 274,175
    Group Life and Disability ..................       370,248           308,225        351,384
    Group Pension and Other ....................       132,846            76,731         57,365
                                                    ----------        ----------      ---------
   Total revenues ..............................    $  938,577        $  738,311      $ 682,924
                                                    ==========        ==========      =========
   Income (loss) before federal income taxes and
    earnings of participating policies:
     Individual Life and Annuity ...............    $   23,123        $   21,082      $  31,446
     Group Life and Disability .................        (7,165)           (4,584)       (23,160)
     Group Pension and Other ...................        43,278             8,411          2,282
                                                    ----------        ----------      ---------
   Total income before federal income taxes and
    earnings of participating policies .........    $   59,236        $   24,909      $  10,568
                                                    ==========        ==========      =========
                                                             December 31
                                                       2000              1999
                                                    -----------      ------------
   Assets:
    Individual Life and Annuity ................    $2,859,835        $2,211,368
    Group Life and Disability ..................       840,616           688,023
    Group Pension and Other ....................     3,195,266         2,578,658
                                                   -----------      ------------
   Total assets ................................    $6,895,717        $5,478,049
                                                   ===========      ============


15. Fair Value of Financial Instruments

     Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

     The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the consolidated financial statements and notes thereto:


        Fixed maturities

        Fair values for publicly-traded fixed maturities are determined using values reported by an independent pricing service. Fair values of private placement fixed maturities are determined by obtaining market indications from various broker-dealers.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)
15. Fair Value of Financial Instruments (continued)

        Equity securities

        The fair values for equity securities are based upon quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.


        Policy loans

        The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.


        Short-term investments

        The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.


        Other invested assets

        The fair values of other invested assets are based on the financial statements of the underlying funds.


        Investment contracts

        The fair values for the Company's liabilities under investment-type insurance contracts, including individual and group annuities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.


        Policy account balances

        The fair values of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.


        Additional data with respect to fair values of the Company's investments is disclosed in Note 2.

                   Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)
15. Fair Value of Financial Instruments (continued)

     The carrying amount and fair value of the Company's financial instruments are summarized below:



                                                    December 31, 2000               December 31, 1999
                                              -----------------------------   -----------------------------
                                                 Carrying          Fair          Carrying          Fair
                                                  Amount          Value           Amount          Value
                                              -------------   -------------   -------------   -------------
   Fixed maturities .......................   $3,415,066      $3,415,066      $2,693,142      $2,693,142
   Equity securities ......................          844             844               5               5
   Policy loans ...........................       60,655          60,655          57,007          57,007
   Short-term investments .................      197,088         197,088          73,210          73,210
   Other invested assets ..................       85,622          85,622          81,650          81,650
   Individual and group annuities .........       85,788          85,360          88,241          87,594

                    Appendix A--Hypothetical Illustrations

                       ILLUSTRATIONS OF ACCOUNT VALUES,
                             SURRENDER VALUES AND
                                DEATH BENEFITS

     The following tables have been prepared to help show how values under Single Life and Survivorship Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.


     The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.65% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.89%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, including any expense reimbursements or fee waivers. Without expense reimbursements and fee waivers, the annual effective rate would have been 0.95%. Liberty Life anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

     The tables also reflect applicable charges including an annual Contract Fee of $30.00 per year, and monthly charges for providing insurance protection. Currently, no Contract Fee is deducted in any year in which the Account Value exceeds $50,000. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. The current cost of insurance charge for Single Life Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.45% annually of the Account Value or
(b) the guaranteed cost of insurance charge. The current cost of insurance charge for Survivorship Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.15% annually of the Account Value or (b) the guaranteed cost of insurance charge. After deduction of these amounts (other than the cost of insurance charges and contract fee), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of return of -2.54%, 3.46% and 9.46%, respectively, on both a current and guaranteed basis. Guaranteed cost of insurance rates vary by issue age (or attained age in the case of increases in the Initial Death Benefit), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

     The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if no Payment other than the indicated initial Payment is paid, if the entire initial Payment is allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that no partial withdrawals or transfers have been made.

     Values are shown for Contracts which are issued to standard non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

     Where the Surrender Value in an illustration is zero, any Death Benefit shown is the Minimum Guaranteed Death Benefit. If a Contract Loan is outstanding in this situation, the Contract may lapse in accordance with the Grace Period provisions.

     The tables reflect the fact that no charges for Federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

     Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed initial Payment, and any available agreements requested.

                   LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

           Modified Single Payment Variable Life Insurance Contract
                    Male Standard Non-Tobacco Issue Age 65
                            $30,000 Initial Payment
                         $60,477 Initial Death Benefit

                      Values - Current Cost of Insurance


             Single
             Payment          0% Hypothetical                12% Hypothetical                 6% Hypothetical
              Plus        Gross Investment Return         Gross Investment Return         Gross Investment Return
 Contract   Interest   Account   Surrender    Death    Account   Surrender    Death    Account   Surrender     Death
   Year       At 5%     Value      Value     Benefit    Value      Value     Benefit    Value      Value      Benefit
---------- ---------- --------- ----------- --------- --------- ----------- --------- --------- ----------- ----------
      1      31,500    29,115     26,190     60,477    30,878     27,953     60,477     32,640     29,715     60,477
      2      33,075    28,227     25,377     60,477    31,750     28,900     60,477     35,481     32,631     60,477
      3      34,729    27,365     24,590     60,477    32,648     29,873     60,477     38,571     35,796     60,477
      4      36,465    26,529     24,279     60,477    33,573     31,323     60,477     41,933     39,683     60,477
      5      38,288    25,717     23,542     60,477    34,524     32,349     60,477     45,591     43,416     60,477
      6      40,203    24,930     23,430     60,477    35,503     34,003     60,477     49,571     48,071     60,477
      7      42,213    24,165     22,740     60,477    36,511     35,086     60,477     53,901     52,476     60,477
      8      44,324    23,423     23,423     60,477    37,549     37,549     60,477     58,645     58,645     63,923
      9      46,540    22,703     22,703     60,477    38,616     38,616     60,477     63,815     63,815     68,282
     10      48,867    22,004     22,004     60,477    39,715     39,715     60,477     69,484     69,484     72,958
     11      51,310    21,326     21,326     60,477    40,846     40,846     60,477     75,719     75,719     79,505
     12      53,876    20,668     20,668     60,477    42,011     42,011     60,477     82,488     82,488     86,612
     13      56,569    20,029     20,029     60,477    43,209     43,209     60,477     89,834     89,834     94,326
     14      59,398    19,409     19,409     60,477    44,442     44,442     60,477     97,802     97,802    102,692
     15      62,368    18,808     18,808     60,477    45,712     45,712     60,477    106,437    106,437    111,759
     16      65,486    18,224     18,224     60,477    47,018     47,018     60,477    115,805    115,805    121,596
     17      68,761    17,657     17,657     60,477    48,363     48,363     60,477    125,998    125,998    132,298
     18      72,199    17,107     17,107     60,477    49,747     49,747     60,477    137,087    137,087    143,942
     19      75,809    16,573     16,573     60,477    51,172     51,172     60,477    149,153    149,153    156,611
     20      79,599    16,055     16,055     60,477    52,669     52,669     60,477    162,281    162,281    170,395
     25     101,591    13,686     13,686     60,477    60,838     60,838     63,880    247,422    247,422    259,793
     30     129,658    11,646     11,646     60,477    70,432     70,432     71,136    378,080    378,080    381,861
     35     165,480     9,889      9,889     60,477    81,665     81,665     81,665    578,635    578,635    578,635

Assumptions:

(1) Assumes no contract loans have been made.

(2) Values reflect current cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The death benefit reflects current Internal Revenue Code requirements based on the guideline premium/cash value corridor test.

(5) When the surrender value is zero, the death benefit shown is the guaranteed death benefit. If a contract loan were outstanding when the surrender value is zero, the contract might lapse in accordance with the grace period provisions.

   The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment
   Rates of Return. Actual Rates of Return May Be More or less than Those
   Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit,
   Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                   LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

           Modified Single Payment Variable Life Insurance Contract
                    Male Standard Non-Tobacco Issue Age 65
                            $30,000 Initial Payment
                         $60,477 Initial Death Benefit

                     Values - Guaranteed Cost of Insurance


             Single
             Payment          0% Hypothetical                12% Hypothetical                 6% Hypothetical
              Plus        Gross Investment Return         Gross Investment Return         Gross Investment Return
 Contract   Interest   Account   Surrender    Death    Account   Surrender    Death    Account   Surrender     Death
   Year       At 5%     Value      Value     Benefit    Value      Value     Benefit    Value      Value      Benefit
---------- ---------- --------- ----------- --------- --------- ----------- --------- --------- ----------- ----------
      1      31,500    28,566     25,641     60,477    30,333     27,408     60,477     32,100     29,175     60,477
      2      33,075    27,029     24,179     60,477    30,579     27,729     60,477     34,345     31,495     60,477
      3      34,729    25,407     22,632     60,477    30,763     27,988     60,477     36,792     34,017     60,477
      4      36,465    23,683     21,433     60,477    30,873     28,623     60,477     39,475     37,225     60,477
      5      38,288    21,836     19,661     60,477    30,898     28,723     60,477     42,432     40,257     60,477
      6      40,203    19,826     18,326     60,477    30,809     29,309     60,477     45,706     44,206     60,477
      7      42,213    17,627     16,202     60,477    30,591     29,166     60,477     49,363     47,938     60,477
      8      44,324    15,205     15,205     60,477    30,224     30,224     60,477     53,484     53,484     60,477
      9      46,540    12,493     12,493     60,477    29,662     29,662     60,477     58,134     58,134     62,203
     10      48,867     9,429      9,429     60,477    28,867     28,867     60,477     63,265     63,265     66,428
     11      51,310     5,945      5,945     60,477    27,793     27,793     60,477     68,909     68,909     72,355
     12      53,876     1,962      1,962     60,477    26,387     26,387     60,477     75,037     75,037     78,789
     13      56,569        --         --     60,477    24,583     24,583     60,477     81,687     81,687     85,772
     14      59,398        --         --     60,477    22,297     22,297     60,477     88,900     88,900     93,345
     15      62,368        --         --     60,477    19,412     19,412     60,477     96,717     96,717    101,553
     16      65,486        --         --     60,477    15,766     15,766     60,477    105,182    105,182    110,441
     17      68,761        --         --     60,477    11,133     11,133     60,477    114,340    114,340    120,057
     18      72,199        --         --     60,477     5,201      5,201     60,477    124,235    124,235    130,447
     19      75,809        --         --     60,477        --         --     60,477    134,913    134,913    141,659
     20      79,599        --         --     60,477        --         --     60,477    146,423    146,423    153,744
     25     101,591        --         --     60,477        --         --     60,477    218,352    218,352    229,270
     30     129,658        --         --     60,477        --         --     60,477    328,756    328,756    332,044
     35     165,480        --         --     60,477        --         --     60,477    501,101    501,101    501,101

Assumptions:

(1) Assumes no contract loans have been made.

(2) Values reflect guaranteed cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The death benefit reflects current Internal Revenue Code requirements based on the guideline premium/cash value corridor test.

(5) When the surrender value is zero, the death benefit shown is the guaranteed death benefit. If a contract loan were outstanding when the surrender value is zero, the contract might lapse in accordance with the grace period provisions.

   The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment
   Rates of Return. Actual Rates of Return May Be More or less than Those
   Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit,
   Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                   LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

           Modified Single Payment Variable Life Insurance Contract
                   Female Standard Non-Tobacco Issue Age 65
                            $30,000 Initial Payment
                         $69,417 Initial Death Benefit

                      Values - Current Cost of Insurance


             Single
             Payment          0% Hypothetical                12% Hypothetical                 6% Hypothetical
              Plus        Gross Investment Return         Gross Investment Return         Gross Investment Return
 Contract   Interest   Account   Surrender    Death    Account   Surrender    Death    Account   Surrender     Death
   Year       At 5%     Value      Value     Benefit    Value      Value     Benefit    Value      Value      Benefit
---------- ---------- --------- ----------- --------- --------- ----------- --------- --------- ----------- ----------
      1      31,500    29,115     26,190     69,417    30,878     27,953     69,417     32,640     29,715     69,417
      2      33,075    28,227     25,377     69,417    31,750     28,900     69,417     35,481     32,631     69,417
      3      34,729    27,365     24,590     69,417    32,648     29,873     69,417     38,571     35,796     69,417
      4      36,465    26,529     24,279     69,417    33,573     31,323     69,417     41,933     39,683     69,417
      5      38,288    25,717     23,542     69,417    34,524     32,349     69,417     45,591     43,416     69,417
      6      40,203    24,930     23,430     69,417    35,503     34,003     69,417     49,571     48,071     69,417
      7      42,213    24,165     22,740     69,417    36,511     35,086     69,417     53,901     52,476     69,417
      8      44,324    23,423     23,423     69,417    37,549     37,549     69,417     58,645     58,645     69,417
      9      46,540    22,703     22,703     69,417    38,616     38,616     69,417     63,840     63,840     69,417
     10      48,867    22,004     22,004     69,417    39,715     39,715     69,417     69,602     69,602     73,082
     11      51,310    21,326     21,326     69,417    40,846     40,846     69,417     75,928     75,928     79,724
     12      53,876    20,668     20,668     69,417    42,011     42,011     69,417     82,809     82,809     86,949
     13      56,569    20,029     20,029     69,417    43,209     43,209     69,417     90,291     90,291     94,806
     14      59,398    19,409     19,409     69,417    44,442     44,442     69,417     98,423     98,423    103,345
     15      62,368    18,808     18,808     69,417    45,712     45,712     69,417    107,256    107,256    112,619
     16      65,486    18,224     18,224     69,417    47,018     47,018     69,417    116,842    116,842    122,684
     17      68,761    17,657     17,657     69,417    48,363     48,363     69,417    127,235    127,235    133,596
     18      72,199    17,107     17,107     69,417    49,747     49,747     69,417    138,490    138,490    145,414
     19      75,809    16,573     16,573     69,417    51,172     51,172     69,417    150,679    150,679    158,213
     20      79,599    16,055     16,055     69,417    52,669     52,669     69,417    163,940    163,940    172,137
     25     101,591    13,686     13,686     69,417    60,838     60,838     69,417    249,953    249,953    262,451
     30     129,658    11,646     11,646     69,417    70,417     70,417     71,121    381,989    381,989    385,809
     35     165,480     9,889      9,889     69,417    81,662     81,662     81,662    584,714    584,714    584,714

Assumptions:

(1) Assumes no contract loans have been made.

(2) Values reflect current cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The death benefit reflects current Internal Revenue Code requirements based on the guideline premium/cash value corridor test.

(5) When the surrender value is zero, the death benefit shown is the guaranteed death benefit. If a contract loan were outstanding when the surrender value is zero, the contract might lapse in accordance with the grace period provisions.

   The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment
   Rates of Return. Actual Rates of Return May Be More or less than Those
   Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit,
   Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                   LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

           Modified Single Payment Variable Life Insurance Contract
                   Female Standard Non-Tobacco Issue Age 65
                            $30,000 Initial Payment
                         $69,417 Initial Death Benefit

                     Values - Guaranteed Cost of Insurance


             Single
             Payment          0% Hypothetical                12% Hypothetical                 6% Hypothetical
              Plus        Gross Investment Return         Gross Investment Return         Gross Investment Return
 Contract   Interest   Account   Surrender    Death    Account   Surrender    Death    Account   Surrender     Death
   Year       At 5%     Value      Value     Benefit    Value      Value     Benefit    Value      Value      Benefit
---------- ---------- --------- ----------- --------- --------- ----------- --------- --------- ----------- ----------
      1      31,500    28,686     25,761     69,417    30,450     27,525     69,417     32,215     29,290     69,417
      2      33,075    27,298     24,448     69,417    30,834     27,984     69,417     34,582     31,732     69,417
      3      34,729    25,862     23,087     69,417    31,180     28,405     69,417     37,160     34,385     69,417
      4      36,465    24,372     22,122     69,417    31,485     29,235     69,417     39,976     37,726     69,417
      5      38,288    22,817     20,642     69,417    31,743     29,568     69,417     43,062     40,887     69,417
      6      40,203    21,177     19,677     69,417    31,938     30,438     69,417     46,453     44,953     69,417
      7      42,213    19,425     18,000     69,417    32,053     30,628     69,417     50,189     48,764     69,417
      8      44,324    17,526     17,526     69,417    32,062     32,062     69,417     54,320     54,320     69,417
      9      46,540    15,437     15,437     69,417    31,937     31,937     69,417     58,914     58,914     69,417
     10      48,867    13,113     13,113     69,417    31,645     31,645     69,417     64,057     64,057     69,417
     11      51,310    10,506     10,506     69,417    31,156     31,156     69,417     69,824     69,824     73,316
     12      53,876     7,565      7,565     69,417    30,434     30,434     69,417     76,120     76,120     79,926
     13      56,569     4,231      4,231     69,417    29,438     29,438     69,417     82,965     82,965     87,113
     14      59,398       431        431     69,417    28,115     28,115     69,417     90,405     90,405     94,925
     15      62,368        --         --     69,417    26,393     26,393     69,417     98,485     98,485    103,409
     16      65,486        --         --     69,417    24,167     24,167     69,417    107,254    107,254    112,617
     17      68,761        --         --     69,417    21,297     21,297     69,417    116,762    116,762    122,600
     18      72,199        --         --     69,417    17,591     17,591     69,417    127,058    127,058    133,411
     19      75,809        --         --     69,417    12,795     12,795     69,417    138,194    138,194    145,104
     20      79,599        --         --     69,417     6,574      6,574     69,417    150,224    150,224    157,736
     25     101,591        --         --     69,417        --         --     69,417    225,817    225,817    237,108
     30     129,658        --         --     69,417        --         --     69,417    341,178    341,178    344,589
     35     165,480        --         --     69,417        --         --     69,417    520,169    520,169    520,169

Assumptions:

(1) Assumes no contract loans have been made.

(2) Values reflect guaranteed cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The death benefit reflects current Internal Revenue Code requirements based on the guideline premium/cash value corridor test.

(5) When the surrender value is zero, the death benefit shown is the guaranteed death benefit. If a contract loan were outstanding when the surrender value is zero, the contract might lapse in accordance with the grace period provisions.

   The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment
   Rates of Return. Actual Rates of Return May Be More or less than Those
   Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit,
   Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                   LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

           Modified Single Payment Variable Life Insurance Contract
                    Male Standard Non-Tobacco Issue Age 65
                   Female Standard Non-Tobacco Issue Age 65
                            $30,000 Initial Payment
                         $84,933 Initial Death Benefit

                      Values - Current Cost of Insurance


             Single
             Payment          0% Hypothetical                12% Hypothetical                 6% Hypothetical
              Plus        Gross Investment Return         Gross Investment Return         Gross Investment Return
 Contract   Interest   Account   Surrender    Death    Account   Surrender    Death    Account   Surrender     Death
   Year       At 5%     Value      Value     Benefit    Value      Value     Benefit    Value      Value      Benefit
---------- ---------- --------- ----------- --------- --------- ----------- --------- --------- ----------- ----------
      1      31,500    29,229     26,304     84,933    31,000     28,075     84,933     32,770     29,845     84,933
      2      33,075    28,423     25,573     84,933    31,971     29,121     84,933     35,729     32,879     84,933
      3      34,729    27,638     24,863     84,933    32,975     30,200     84,933     38,957     36,182     84,933
      4      36,465    26,874     24,624     84,933    34,011     31,761     84,933     42,481     40,231     84,933
      5      38,288    26,131     23,956     84,933    35,080     32,905     84,933     46,326     44,151     84,933
      6      40,203    25,407     23,907     84,933    36,184     34,684     84,933     50,522     49,022     84,933
      7      42,213    24,703     23,278     84,933    37,323     35,898     84,933     55,134     53,709     84,933
      8      44,324    24,017     24,017     84,933    38,500     38,500     84,933     60,167     60,167     84,933
      9      46,540    23,349     23,349     84,933    39,714     39,714     84,933     65,659     65,659     84,933
     10      48,867    22,699     22,699     84,933    40,968     40,968     84,933     71,652     71,652     84,933
     11      51,310    22,067     22,067     84,933    42,263     42,263     84,933     78,193     78,193     84,933
     12      53,876    21,451     21,451     84,933    43,599     43,599     84,933     85,345     85,345     89,612
     13      56,569    20,852     20,852     84,933    44,979     44,979     84,933     93,136     93,136     97,793
     14      59,398    20,268     20,268     84,933    46,403     46,403     84,933    101,638    101,638    106,720
     15      62,368    19,700     19,700     84,933    47,873     47,873     84,933    110,916    110,916    116,462
     16      65,486    19,147     19,147     84,933    49,391     49,391     84,933    121,041    121,041    127,093
     17      68,761    18,609     18,609     84,933    50,958     50,958     84,933    132,090    132,090    138,695
     18      72,199    18,085     18,085     84,933    52,606     52,606     84,933    144,148    144,148    151,355
     19      75,809    17,575     17,575     84,933    54,308     54,308     84,933    157,306    157,306    165,171
     20      79,599    17,079     17,079     84,933    56,065     56,065     84,933    171,666    171,666    180,249
     25     101,591    14,788     14,788     84,933    65,740     65,740     84,933    265,688    265,688    278,972
     30     129,658    12,786     12,786     84,933    77,084     77,084     84,933    411,207    411,207    415,319
     35     165,480    11,036     11,036     84,933    90,386     90,386     90,386    636,427    636,427    636,427

Assumptions:

(1) Assumes no contract loans have been made.

(2) Values reflect current cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The death benefit reflects current Internal Revenue Code requirements based on the guideline premium/cash value corridor test.

(5) When the surrender value is zero, the death benefit shown is the guaranteed death benefit. If a contract loan were outstanding when the surrender value is zero, the contract might lapse in accordance with the grace period provisions.

   The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment
   Rates of Return. Actual Rates of Return May Be More or less than Those
   Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit,
   Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                   LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

           Modified Single Payment Variable Life Insurance Contract
                    Male Standard Non-Tobacco Issue Age 65
                   Female Standard Non-Tobacco Issue Age 65
                            $30,000 Initial Payment
                         $84,933 Initial Death Benefit

                     Values - Guaranteed Cost of Insurance


             Single
             Payment          0% Hypothetical                12% Hypothetical                 6% Hypothetical
              Plus        Gross Investment Return         Gross Investment Return         Gross Investment Return
 Contract   Interest   Account   Surrender    Death    Account   Surrender    Death    Account   Surrender     Death
   Year       At 5%     Value      Value     Benefit    Value      Value     Benefit    Value      Value      Benefit
---------- ---------- --------- ----------- --------- --------- ----------- --------- --------- ----------- ----------
      1      31,500    29,229     26,304     84,933    31,000     28,075     84,933     32,770     29,845     84,933
      2      33,075    28,407     25,557     84,933    31,962     29,112     84,933     35,726     32,876     84,933
      3      34,729    27,554     24,779     84,933    32,909     30,134     84,933     38,914     36,139     84,933
      4      36,465    26,658     24,408     84,933    33,833     31,583     84,933     42,355     40,105     84,933
      5      38,288    25,706     23,531     84,933    34,723     32,548     84,933     46,070     43,895     84,933
      6      40,203    24,677     23,177     84,933    35,565     34,065     84,933     50,085     48,585     84,933
      7      42,213    23,551     22,126     84,933    36,343     34,918     84,933     54,431     53,006     84,933
      8      44,324    22,297     22,297     84,933    37,035     37,035     84,933     59,149     59,149     84,933
      9      46,540    20,874     20,874     84,933    37,613     37,613     84,933     64,285     64,285     84,933
     10      48,867    19,237     19,237     84,933    38,045     38,045     84,933     69,906     69,906     84,933
     11      51,310    17,333     17,333     84,933    38,295     38,295     84,933     76,099     76,099     84,933
     12      53,876    15,100     15,100     84,933    38,325     38,325     84,933     82,978     82,978     87,127
     13      56,569    12,472     12,472     84,933    38,088     38,088     84,933     90,521     90,521     95,047
     14      59,398     9,365      9,365     84,933    37,533     37,533     84,933     98,723     98,723    103,659
     15      62,368     5,671      5,671     84,933    36,586     36,586     84,933    107,635    107,635    113,017
     16      65,486     1,241      1,241     84,933    35,151     35,151     84,933    117,310    117,310    123,175
     17      68,761        --         --     84,933    33,095     33,095     84,933    127,801    127,801    134,191
     18      72,199        --         --     84,933    30,235     30,235     84,933    139,163    139,163    146,121
     19      75,809        --         --     84,933    26,330     26,330     84,933    151,451    151,451    159,024
     20      79,599        --         --     84,933    21,061     21,061     84,933    164,722    164,722    172,958
     25     101,591        --         --     84,933        --         --     84,933    247,945    247,945    260,342
     30     129,658        --         --     84,933        --         --     84,933    374,640    374,640    378,386
     35     165,480        --         --     84,933        --         --     84,933    571,193    571,193    571,193

Assumptions:

(1) Assumes no contract loans have been made.

(2) Values reflect guaranteed cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The death benefit reflects current Internal Revenue Code requirements based on the guideline premium/cash value corridor test.

(5) When the surrender value is zero, the death benefit shown is the guaranteed death benefit. If a contract loan were outstanding when the surrender value is zero, the contract might lapse in accordance with the grace period provisions.

   The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment
   Rates of Return. Actual Rates of Return May Be More or less than Those
   Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit,
   Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                           PART II - OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                      REPRESENTATION AS TO FEES AND CHARGES

     Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Modified Single Payment Variable Universal Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.


                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

     This filing is made pursuant to Rule 6e-3(T) under the Investment Company Act of 1940, as amended (the "1940 Act").


                        UNDERTAKING AS TO INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

CONTENTS OF THIS REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

           Facing Sheet
           Cross-Reference Sheet
           Prospectus consisting of ___ pages
           Undertaking to File Reports
           Undertaking As To Indemnification
           Representation As To Fees and Charges
           Representation Pursuant to Rule 6e-3(T)
           Signature Pages
           Exhibits

                                  EXHIBIT LIST

1. Exhibits required by paragraph A of the instructions as to Exhibits of Form N-8B-2

     (1) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account (3)

     (2)  Custodian Agreement (not applicable)

     (3)  (a)  Distribution Agreement (5)

          (b) Form of Broker-Dealer and General Agent Sales Agreement (filed herewith)

          (c)  Schedule of Sales Commissions (3)

     (4) Other Agreements between the depositor, principal underwriter, and custodian with respect to Registrant or its securities (not applicable)

     (5)  (a)  Specimen Single Life Contract (5)

          (b)  Specimen Survivorship Agreement (3)

          (c)  Specimen Extended Maturity Benefit Agreement (4)

          (d)  Specimen Group Contract (individual coverage) (5)

          (e)  Specimen Certificate (individual coverage) (5)

          (f)  Specimen Group Contract (joint and last survivor coverage (5)

          (g)  Specimen Certificate (joint and last survivor coverage) (5)

          (h) Specimen Last Survivor Death Benefit Agreement (for Group Contract) (4)

          (i)  Specimen Last Survivor Death Benefit Agreement (for Certificate)
               (4)

     (6) (a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended (1)

          (b)  By-laws of Liberty Life Assurance Company of Boston(2)

     (7)  Not applicable

     (8)  Participation Agreements

          (a)(1) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (5)

          (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc. (5)

          (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC. (filed herewith)

          (b)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (5)

          (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp.
                 (5)

          (b)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (5)

          (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
                 Fund) (5)

          (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (5)

          (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios (filed herewith)

          (c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (filed herewith)

          (d)(1) Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

          (d)(2) Administrative Services Agreement between Massachusetts Financial Services Company and Liberty Life Assurance Company of Boston (5)

          (d)(3) Amendment to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

          (d)(4) Amendment 2 to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (filed herewith)

          (e)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services
                 Corp. (5)

          (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc.
                 (5)

          (e)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (5)

          (f)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust.(filed herewith)

     (9)  Other Material Contracts (not applicable)

     (10) (a) Specimen Application  (5)

          (b)  Specimen Application (3)

          (c)  Specimen Variable Life Insurance Supplemental Application
               (5)

     (11) Code of Ethics (not applicable)


     2.   Opinion and Consent of Counsel (5)


     3.   All financial statements omitted from the Prospectus (not applicable)

     4.   Not applicable

     5.   Financial Data Schedule (not applicable)

     6. Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (filed herewith)

     7.   Actuarial Opinion and Consent (filed herewith)

     8.   Consent of Independent Auditors (filed herewith)

     9.   Illustrations (not applicable)

    10.  Powers of Attorney (filed herewith)

--------------------------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

     (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

     (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

     (4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed May 14, 1999.

     (5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2O00.

                                   SIGNATURES

As required by the Securities Act of 1933, the registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 11th day of April, 2001. Registrant represents that this amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) and no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1) has occurred since the effective date of the Registration Statement.

                                          LLAC Variable Account
                                            (Registrant)

                      By: Liberty Life Assurance Company of Boston
                             (Depositor)

                      By:  /s/William J. O'Connell
                           -----------------------
                           William J. O'Connell,
                           Assistant General Counsel and Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/EDMUND F. KELLY*
-------------------
EDMUND F. KELLY
President, Chief Executive Officer and
      Chairman of the Board

/s/J. PAUL CONDRIN,III*             /s/ELLIOT J. WILLIAMS*
-----------------------             ----------------------
J. PAUL CONDRIN, III                ELLIOT J. WILLIAMS
Director                            Treasurer

/s/JOHN B. CONNERS*                 /s/A. ALEXANDER FONTANES*
-------------------                 -------------------------
JOHN B. CONNERS                     A. ALEXANDER FONTANES
Director                            Director

/s/CHRISTOPHER C. MANSFIELD*
----------------------------
CHRISTOPHER C. MANSFIELD
Director

/s/JEAN M. SCARROW*                 /s/MORTON E. SPITZER*
-------------------                 ---------------------
JEAN M. SCARROW                     MORTON E. SPITZER
Director                            Director

*BY: /s/William J. O'Connell        April 11, 2001
     -----------------------        --------------
      William J. O'Connell,               Date
      Assistant General Counsel and Assistant Secretary

*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 10 of this Registration Statement.

                                  EXHIBIT INDEX

1.3(b)       Form of Broker-Dealer and General Agent Sales Agreement

1.8(a)(3)    Amendment No. 1 to Participation Agreement By and Among AIM
             Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life
             Assurance Company of Boston, on behalf of itself and its Separate
             Accounts, and Liberty Life Distributors, LLC

1.8(c)(3)    Amendment to Fund Participation Agreement between Liberty Life
             Assurance Company of Boston and each of Dreyfus Variable Investment
             Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
             Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios

1.8(c)(4)    Amendment to Administrative Services Agreement between The Dreyfus
             Corporation and Liberty Life Assurance Company of Boston

1.8(d)(4)    Amendment 2 to Participation Agreement Among MFS Variable Insurance
             Trust, Liberty Life Assurance Company of Boston, and Massachusetts
             Financial Services Company

1.8(f)(1)    Participation Agreement Among Liberty Life Assurance Company of
             Boston, and Franklin Templeton Variable Insurance Products Trust

6.          Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii)

7.          Actuarial Opinion and Consent

8.          Consent of Independent Auditors

10.         Powers of Attorney